SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 45
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  45
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE STRATEGIC TRUST       FILE NOS. 811-3651 and 2-80859
------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
--------------------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Cincinnati, OH 45202
----------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/x/  immediately upon filing pursuant to paragraph (b)
/ /  on __________ pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on ___________ pursuant to paragraph (a)(2) of Rule 485
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           TOUCHSTONE STRATEGIC TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Front Cover Page; Back Cover Page
2...........................  Emerging Growth Fund, International Equity Fund,
                              Value Plus Fund, Enhanced 30 Fund, Equity Fund,
                              Utility Fund, Growth/Value Fund, Aggressive Growth
                              Fund; Investment Strategies and Risks
3...........................  Emerging Growth Fund, International Equity Fund,
                              Value Plus Fund, Enhanced 30 Fund, Equity Fund,
                              Utility Fund, Growth/Value Fund, Aggressive Growth
                              Fund
4...........................  Investment Strategies and Risks
5..........................   None
6...........................  The Funds' Management
7...........................  Investing with Touchstone, Distributions and
                              Taxes
8............................ Investing with Touchstone
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  Definitions, Policies and Risk
                              Considerations, Investment Restrictions,
                              Portfolio Turnover, Appendix
13..........................  Trustees and Officers
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisors, The
                              Distributor, Distribution Plans,
                              Custodian, Auditors, Transfer, Accounting and
                              Administrative Agents, Choosing a Share Class
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Redemption in Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Historical Performance Information
22..........................  Annual Report

                                                                      PROSPECTUS

                                                                  AUGUST 1, 2001





                                                       INTERNATIONAL EQUITY FUND

                                                       EMERGING GROWTH FUND

THE MARK OF EXCELLENCE(SM)                             AGGRESSIVE GROWTH FUND

                                                       GROWTH/VALUE FUND

                                                       EQUITY FUND

                                                       ENHANCED 30 FUND

                                                       VALUE PLUS FUND

                                                       UTILITY FUND

TOUCHSTONE
--------------------------------------------------------------------------------
                                                       FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered by this Prospectus

                  Capital Appreciation     o     Total Return

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of 8 equity mutual funds. The Trust is part of the Touchstone Family of Funds which also consists of Touchstone Investment Trust, a group of 6 taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of 6 tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of 13 variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.

TABLE OF CONTENTS

                                                                            Page

International Equity Fund ..................................................

Emerging Growth Fund .......................................................

Aggressive Growth Fund .....................................................

Growth/Value Fund ..........................................................

Equity Fund ................................................................

Enhanced 30 Fund ...........................................................

Value Plus Fund ............................................................

Utility Fund ...............................................................

Investment Strategies and Risks ............................................

The Funds' Management ......................................................

Investing With Touchstone ..................................................

Distributions And Taxes ....................................................

Financial Highlights .......................................................

INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The International Equity Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least three countries outside the United States. The Fund focuses on companies located in Europe, Australia and the Far East. The Fund may invest in foreign companies of various sizes. The Fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

The portfolio manager uses a growth-oriented style to choose investments for the Fund. This includes the use of both qualitative and quantitative analysis to identify markets and companies that offer solid growth prospects at reasonable prices. In selecting investments for the Fund, the portfolio manager combines a top-down regional and country analysis with a bottom-up security selection. Key factors in determining regional allocations are earnings, interest rates, valuation and risk. In selecting individual stocks, the portfolio manager employs a "growth at a reasonable price" approach. The portfolio manager looks for companies it believes have above average earnings growth prospects, but sell at a fair value.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities
     o If the stocks in the Fund's portfolio do not grow over the long term as expected
     o Because securities of small cap and medium cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the International Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

INTERNATIONAL EQUITY FUND -- CLASS A PERFORMANCE

YEARS          TOTAL RETURN

1995               5.29%

1996              11.61%

1997              15.57%

1998              19.94%

1999              39.50%

2000             -19.16%

During the period shown in the bar chart, the highest quarterly return was 29.45% (for the quarter ended December 31, 1999) and the lowest quarterly return was -13.67% (for the quarter ended September 30, 1998).

The year-to-date return for the Fund's Class A shares as of June 30, 2001 is -24.42%.

The following table indicates the risks of investing in the International Equity Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index. The

MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia, and the Far East. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                   Since
                                              1 Year    5 Years    Fund Started*

International Equity Fund -- Class A          -23.82%    10.47%      7.59%
------------------------------------          ------    ------     ------
International Equity Fund -- Class C          -20.00%    10.85%      7.75%
------------------------------------          ------    ------     ------
MSCI EAFE Index                               -13.96%     7.42%      5.74%
------------------------------------          ------    ------     ------

* Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                         (fees paid directly
from your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             0.95%
0.95%           0.95%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.25%
1.00%           1.00%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              2.42%
2.07%4          2.42%

                                        5

--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        3.62%
4.02%           4.37%
--------------------------------------------------------------------------------
--------------------
Fee Waiver and/or Expense Reimbursement                     2.04%5
1.67%5          2.02%5
--------------------------------------------------------------------------------
--------------------
Net Expenses                                                1.58%
2.35%           2.35%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

     5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2002.

The following example should help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1 Year                 $  726            $  638             $  238
     3 Years                $1,442            $1,272             $1,141
     5 Years                $2,177            $2,021             $2,055
     10 Years               $4,106            $3,995*            $4,392
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  238
3 Years                     $1,072
5 Years                     $1,921
10 Years                    $3,995*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

*Based on conversion to Class A shares after 8 years.

EMERGING GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 65% of total assets) in emerging growth companies. Emerging growth companies can include companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that the portfolio managers believe are undervalued, including companies with unrecognized asset values or undervalued growth, and companies undergoing a turnaround. The Fund will invest in common stocks of small cap and mid cap companies. The Fund may invest in companies in the technology sector.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If the companies in which the Fund invests do not grow as rapidly as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

EMERGING GROWTH FUND -- CLASS A PERFORMANCE*

YEARS           TOTAL RETURN

1995              22.56%

1996              10.56%

1997              32.20%

1998               2.57%

1999              45.85%

2000              25.92%

*On May 1, 2001, the Fund replaced one of its previous Sub-Advisors, David L. Babson & Company, Inc., with TCW Investment Management Company.

During the period shown in the bar chart, the highest quarterly return was 26.84% (for the quarter ended December 31, 1999) and the lowest quarterly return was -19.30% (for the quarter ended September 30, 1998).

The year-to-date return for the Fund's Class A shares as of June 30, 2001 is -3.47%.

The following table indicates the risks of investing in the Emerging Growth Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                   Since
                                              1 Year    5 Years    Fund Started*

Emerging Growth Fund -- Class A                18.71%    21.04%     20.89%
------------------------------------          ------    ------     ------
Emerging Growth Fund -- Class C                24.58%    21.40%     20.92%
------------------------------------          ------    ------     ------
Russell 2000 Index                             -3.03%    10.31%      9.35%
------------------------------------          ------    ------     ------

*Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                         (fees paid directly
from your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares


Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             0.80%
0.80%           0.80%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.25%
1.00%           1.00%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              0.85%
1.32%4          0.85%
--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        1.90%
3.12%           2.65%
--------------------------------------------------------------------------------
--------------------

                                       10

Fee Waiver and/or Expense Reimbursement                     0.40%5
0.87%5          0.40%5
--------------------------------------------------------------------------------
--------------------
Net Expenses                                                1.50%
2.25%           2.25%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

     5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2002.

The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1 Year                 $  719            $  628             $  228
--------------------------------------------------------------------------------
     3 Years                $1,101            $1,081             $  786
--------------------------------------------------------------------------------
     5 Years                $1,507            $1,659             $1,369
--------------------------------------------------------------------------------
     10 Years               $2,639            $2,949*            $2,954
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  228
3 Years                     $  881
5 Years                     $1,559
10 Years                    $2,949*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

*Based on conversion to Class A shares after 8 years.

AGGRESSIVE GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in stocks of domestic companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests in growth companies that are likely to benefit from new or innovative products, services or processes, which should enhance their prospects for future growth in earnings and cash flow. These may include companies in the technology sector. The Fund will invest in companies of various sizes, including stocks of mid cap and small cap companies.

The portfolio manager will invest in two basic categories of companies:

     o "Core" companies (approximately 67%) which the portfolio manager believes have shown above-average and consistent long-term growth in earnings and cash flow (net income plus depreciation and amortization) and have excellent prospects for future growth
     o "Earnings/cash flow acceleration" companies (up to 34%) which are currently experiencing a dramatic increase in earnings and/or cash flow or are projected to do so in the next 18-36 months

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund may borrow money from a bank provided that there is asset coverage of 300% for all of the Fund's borrowings. This technique is known as "leverage." Leverage provides a means of magnifying small market movements, up or down, into large changes in an investment's value. The Fund will not make any borrowing which would cause the Fund's outstanding borrowings to exceed one-third of its total assets.

The Fund may make short-term trades in order to take advantage of changing market, industry or company conditions. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The portfolio manager does not set a price target for its holdings in order to determine when to sell an investment. Rather, the portfolio manager generally will sell a security if 1 or more of the following occurs:

     (1)  a change in the fundamentals of a company or an industry;
     (2)  excessive valuation;
     (3)  better risk/reward opportunities may be found in other stocks; or
     (4)  excessive overweighting.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If earnings and/or cash flow of the companies in the Fund's portfolio do not grow as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of 1 company and the securities of that company may not increase in value as expected
     o Because securities of small cap and medium cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies
     o Because the Fund may borrow money which increases the potential for loss of the Fund's portfolio securities and the possibility of fluctuation in the Fund's net asset value

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are comfortable with wide market fluctuations.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Aggressive Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

AGGRESSIVE GROWTH FUND - CLASS A PERFORMANCE

YEARS          TOTAL RETURN

1996              24.08%

1997              17.05%

1998              25.24%

1999              87.37%

2000             -19.68%

During the period shown in the bar chart, the highest quarterly return was 61.81% (for the quarter ended December 31, 1999) and the lowest quarterly return was -32.74% (for the quarter ended December 31, 2000).

The year-to-date return for the Fund's Class A shares as of June 30, 2001 is -29.43%.

The following table indicates the risks of investing in the Aggressive Growth Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of common stocks of the 3000 largest U.S. companies by market capitalization. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                   Since
                                              1 Year    5 Years    Fund Started*

AGGRESSIVE GROWTH FUND - CLASS A               -24.30%    20.87%     19.65%
------------------------------------          -------   -------    -------
Russell 3000 Index                              -7.46%    17.39%     17.26%
------------------------------------          -------   -------    -------

* Class A shares began operations on September 29, 1995. There is no performance information for Class B and Class C shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                      (fees paid directly from
your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares


Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             1.00%
1.00%           1.00%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.25%
1.00%           0.00%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              0.76%
0.84%4          1.48%
--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        2.01%
2.84%           2.48%
--------------------------------------------------------------------------------
--------------------
Fee Waiver and/or Expense Reimbursement                     0.31%5
0.14%5          0.30%5
--------------------------------------------------------------------------------
--------------------
Net Expenses                                                1.70%
2.70%           2.18%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

     5 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund through at least March 31, 2002.

The following example should help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1 Year                 $  738            $  673             $  221
--------------------------------------------------------------------------------
     3 Years                $1,141            $1,067             $  744
--------------------------------------------------------------------------------
     5 Years                $1,569            $1,586             $1,294
--------------------------------------------------------------------------------
     10 Years               $2,755            $2,866*            $2,793
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  273
3 Years                     $  867
5 Years                     $1,486
10 Years                    $2,866*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to by Touchstone Advisors for periods after year 1.

*Based on conversion to Class A shares after 8 years.

GROWTH/VALUE FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in stocks of mid to large-cap domestic growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

The portfolio manager will invest in two basic categories of companies:

     o "Core" companies (approximately 67%) which the portfolio manager believes have shown above-average and consistent long-term growth in earnings and cash flow (net income plus depreciation and amortization) and have excellent prospects for future growth
     o "Earnings/cash flow acceleration" companies (up to 34%) which are currently experiencing a dramatic increase in earnings and/or cash flow or are projected to do so in the next 18 to 36 months.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The portfolio manager expects to hold investments in the Fund for an average of 18 to 36 months. However, changes in the portfolio manager's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The portfolio manager does not set a price target for its holdings in order to determine when to sell an investment. Rather, the portfolio manager generally will sell a security if 1 or more of the following occurs:

     (1)  a change in the fundamentals of a company or an industry;
     (2)  excessive valuation;
     (3)  better risk/reward opportunities may be found in other stocks; or
     (4)  excessive overweighting.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If earnings and/or cash flow of the companies in the Fund's portfolio do not grow as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of 1 company and the securities of that company may not increase in value as expected
     o Because securities of medium cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair to high degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Growth/Value Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

GROWTH/VALUE FUND -- CLASS A PERFORMANCE

YEARS          TOTAL RETURN

1996              20.65%

1997              23.78%

1998              39.06%

1999              68.25%

2000              -2.56%

During the period shown in the bar chart, the highest quarterly return was 47.98% (for the quarter ended December 31, 1999) and the lowest quarterly return was -20.23% (for the quarter ended December 31, 2000).

The year-to-date return for the Fund's Class A shares as of June 30, 2001 is -18.48%.

The following table indicates the risks of investing in the Growth/Value Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                   Since
                                              1 Year    5 Years    Fund Started*

GROWTH/VALUE FUND - CLASS A                     -8.16%    26.26%     26.05%
------------------------------------          -------   -------    -------
Standard & Poor's 500 Index                     -9.11%    18.33%     18.30%
------------------------------------          -------   -------    -------
GROWTH/VALUE FUND - CLASS C                     -4.53%       --      29.63%
------------------------------------          -------   -------    -------
Standard & Poor's 500 Index                     -9.11%       --       0.74%
------------------------------------          -------   -------    -------

* Class A shares began operations on September 29, 1995 and Class C shares began operations on August 1, 1999. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                         (fees paid directly
from your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             1.00%
1.00%           1.00%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.25%
0.33%           0.98%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              0.29%
1.00%4          0.21%
--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        1.54%
2.33%           2.19%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

The following example should help you compare the cost of investing in the Growth/Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1 Year                 $  723            $  636             $  222
--------------------------------------------------------------------------------
     3 Years                $1,033            $  927             $  685
--------------------------------------------------------------------------------
     5 Years                $1,366            $1,345             $1,175
--------------------------------------------------------------------------------
     10 Years               $2,304            $2,376*            $2,524
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  236
3 Years                     $  727
5 Years                     $1,245
10 Years                    $2,376*

*Based on conversion to Class A shares after 8 years.

EQUITY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Equity Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 65% of total assets) in a diversified portfolio of common stocks which are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

The portfolio manager uses a database of stocks from which to choose companies and then performs a detailed fundamental analysis on the companies which pass the initial screening. The intent of this analysis is to:

     o    Identify superior growth attributes relative to the general market
     o Identify high quality large cap companies with superior financial condition
     o    Acquire a detailed understanding of a company's earnings power
     o    Position the portfolio for a superior risk/reward ratio

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o If the detailed fundamental analysis of companies in the stock screening process is not accurate
     o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate or risk tolerant person. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be appropriate for you if you are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Equity Fund. It shows changes in the performance of the Fund's Class C shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class C returns shown in the bar chart, depending on the expenses of that class.

EQUITY FUND -- CLASS C PERFORMANCE

YEARS          TOTAL RETURN

1994              -2.43%

1995              31.03%

1996              13.42%

1997              28.37%

1998              20.70%

1999              17.17%

2000             -20.32%

During the period shown in the bar chart, the highest quarterly return was 19.92% (for the quarter ended December 31, 1998) and the lowest quarterly return was -19.52% (for the quarter ended December 31, 2000).

The year-to-date return for the Fund's Class C shares as of June 30, 2001 is -18.57%.

The following table indicates the risks of investing in the Equity Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Standard & Poor's 500 Index and the S&P Barra Growth Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The S&P Barra Growth Index is an index that contains stocks with higher price-to-book ratios and is considered representative of the large-cap growth asset class. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                   Since
                                              1 Year    5 Years    Fund Started*

EQUITY FUND -- CLASS A                         -24.13%    10.13%     10.55%
------------------------------------          -------   -------    -------
Standard & Poor's 500 Index                     -9.11%    18.33%     17.95%
------------------------------------          -------   -------    -------
S&P Barra Growth Index                         -22.08%    19.18%     17.37%
------------------------------------          -------   -------    -------
EQUITY FUND - CLASS C                          -21.32%    10.13%     10.08%
------------------------------------          -------   -------    -------
Standard & Poor's 500 Index                     -9.11%    18.33%     17.51%
------------------------------------          -------   -------    -------
S&P Barra Growth Index                         -22.08%    19.18%     16.46%
------------------------------------          -------   -------    -------

* Class A shares began operations on August 2, 1993 and Class C shares began operations on June 7, 1993. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                         (fees paid directly
from your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                       25

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             0.75%
0.75%           0.75%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.25%
1.00%           1.00%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              0.25%
0.93%4          0.57%
--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        1.25%
2.68%           2.32%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

The following example should help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1 Year                 $  695            $  671             $  235
--------------------------------------------------------------------------------
     3 Years                $  949            $1,032             $  724
--------------------------------------------------------------------------------
     5 Years                $1,222            $1,520             $1,240
--------------------------------------------------------------------------------
     10 Years               $1,999            $2,501*            $2,656
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  271
3 Years                     $  832
5 Years                     $1,420
10 Years                    $2,501*

*Based on conversion to Class A shares after 8 years.

ENHANCED 30 FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the Dow Jones Industrial Average by substituting stocks that offer above average growth potential for those stocks in the Dow Jones Industrial Average that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to 1/3 of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio. A specific process is followed to assist the portfolio manager in its selections:

     o The 4,000 stocks are reduced to 1,400 by screening for quality and market capitalization ($10 billion minimum)
     o A model is applied to select stocks that the portfolio manager believes are priced at a discount to their true value. This model reduces the stock choices to about 300 companies
     o The portfolio manager then searches for those companies which have excellent earnings potential

Stocks are sold when the portfolio manager believes they are overpriced or face a significant reduction in earnings prospects. The portfolio is rebalanced periodically or as needed due to changes in the Dow Jones Industrial Average or the other securities in the portfolio.

The portfolio manager's selection process is expected to cause the Fund's portfolio to have the following characteristics:

          o    Attractive valuation
          o    Above-average earnings and dividend growth
          o    Above-average market capitalization ratio
          o    Dominant industry position
          o    Seasoned management
          o    Above-average quality

Unlike the Dow Jones Industrial Average, the Enhanced 30 Fund is not price-weighted.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the stock selection model is not accurate in its stock screening process
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

PERFORMANCE NOTE
--------------------------------------------------------------------------------

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Enhanced 30 Fund started on May 1, 2000, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                         (fees paid directly
from your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             0.65%
0.65%           0.65%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.00%
1.00%           0.00%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              1.59%
1.00%4          9.57%
--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        2.24%
2.65%          10.22%
--------------------------------------------------------------------------------
--------------------
Fee Waiver and/or Expense Reimbursement                     1.24%5
0.90%5          8.49%5
--------------------------------------------------------------------------------
--------------------
Net Expenses                                                1.00%
1.75%           1.73%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

     5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2002.

The following example should help you compare the cost of investing in the Enhanced 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1 Year                 $  671            $  578             $  176
--------------------------------------------------------------------------------
     3 Years                $1,122            $  938             $2,178
--------------------------------------------------------------------------------
     5 Years                $1,599            $1,425             $3,976
--------------------------------------------------------------------------------
     10 Years               $2,911            $2,771*            $7,713
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  178
3 Years                     $  738
5 Years                     $1,325
10 Years                    $2,771*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

*Based on conversion to Class A shares after 8 years.

VALUE PLUS FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 65% of total assets) in common stocks of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.

At least 70% of total assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o Because the price of mid cap stocks may fluctuate more than the price of large cap stocks
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Value Plus Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

VALUE PLUS FUND -- CLASS A PERFORMANCE

YEAR           TOTAL RETURN

1999              15.51%

2000               1.91%

During the period shown in the bar chart, the highest quarterly return was 13.01% (for the quarter ended December 31,1999) and the lowest quarterly return was -8.68% (for the quarter ended September 30, 1999).

The year-to-date return for the Fund's Class A shares as of June 30, 2001 is -4.01%.

The following table indicates the risks of investing in the Value Plus Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's 500 Index and the S&P/Barra Value Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The S&P/Barra Value Index is a capitalization-weighted index of stocks in the S&P 500 with high book-to-price ratios relative to the S&P 500 as a whole. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000

                                                                   Since
                                              1 Year               Fund Started*

VALUE PLUS FUND -- CLASS A                      3.97%                5.62%
------------------------------------          -------              -------
VALUE PLUS FUND - CLASS C                       1.87%                6.87%
------------------------------------          -------              -------
Standard & Poor's 500 Index                    -9.11%                8.04%
------------------------------------          -------              -------
S&P/Barra Value Index                           6.08%                7.56%
------------------------------------          -------              -------

* Class A shares began operations on May 1, 1998 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on May 1, 1998. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                         (fees paid directly
from your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             0.75%
0.75%           0.75%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.25%
1.00%           1.00%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              0.58%
0.71%4          1.24%

                                       34

--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        1.58%
2.46%           2.99%
--------------------------------------------------------------------------------
--------------------
Fee Waiver and/or Expense Reimbursement                     0.28%5
0.41%5          0.94%5
--------------------------------------------------------------------------------
--------------------
Net Expenses                                                1.30%
2.05%           2.05%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

     5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2002.

The following example should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1  Year                $  700            $  608             $  208
--------------------------------------------------------------------------------
     3 Years                $1,019            $  927             $  836
--------------------------------------------------------------------------------
     5 Years                $1,361            $1,374             $1,490
--------------------------------------------------------------------------------
     10  Years              $2,323            $2,445*            $3,242
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  208
3 Years                     $  727
5 Years                     $1,274
10 Years                    $2,445*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

*Based on conversion to Class A shares after 8 years.

UTILITY FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Utility Fund seeks growth of capital and current income by investing primarily in securities of public utilities.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 65% of total assets) in a diversified portfolio of common, preferred and convertible preferred stocks and bonds of domestic public utilities. The Fund will invest in the securities of public utilities which are involved in the production, supply or distribution of electricity, natural gas, telecommunications (including cable and wireless companies) and water. The Fund may also invest in investment grade debt securities which mature within 30 years.

The portfolio manager selects investments for the Fund by identifying companies that have:

     o Sustainable growth rates in revenues, earnings, dividends, cash flows and return on investment
     o    Favorable values compared to other companies
     o    "Hidden assets" not recognized by the market
     o    Positive management assessment
     o    Favorable regulatory climate

The portfolio manager also determines the competitive strengths and weaknesses, opportunities and threats to both the company and the industry. The portfolio manager expects to hold the Fund's securities for the long term, but will sell a security when a serious deterioration in the fundamental competitive position of the company occurs or when there is a change in the company's management which the portfolio manager believes is not in the best interests of shareholders.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the stocks of public utilities go down because of the occurrence of events and risks unique to the public utilities market
     o If the stocks in the Fund's portfolio do not grow over the long term as expected
     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The following bar chart indicates the risks of investing in the Utility Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

UTILITY FUND -- CLASS A PERFORMANCE

YEARS          TOTAL RETURN

1991              22.70%

1992               7.66%

1993               8.03%

1994              -2.02%

1995              26.46%

1996               5.77%

1997              27.90%

1998              17.64%

1999               1.45%

2000               9.32%

During the period shown in the bar chart, the highest quarterly return was 16.83% (for the quarter ended December 31, 1997) and the lowest quarterly return was -12.26% (for the quarter ended March 31, 1999).

The year-to-date return for the Fund's Class A shares as of June 30, 2001 is -15.96%.

The following table indicates the risks of investing in the Utility Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's 500 Index and the Standard & Poor's Utility Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The Standard & Poor's Utility Index is a widely recognized unmanaged index consisting of electric power, natural gas and telephone companies. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000


Since
                                              1 Year    5 Years   10 Years
Fund Started*


UTILITY FUND -- CLASS A                          3.04%    10.71%    11.39%
10.86%
------------------------------------          -------   -------   -------
-------
Standard & Poor's 500 Index                     -9.11%    18.33%    17.46%
15.18%
------------------------------------          -------   -------   -------
-------
Standard & Poor's Utility Index                 59.68%    16.50%    14.69%
13.76%
------------------------------------          -------   -------   -------
-------
UTILITY FUND -- CLASS C                          7.21%    10.76%       --
9.79%
------------------------------------          -------   -------   -------
-------
Standard & Poor's 500 Index                     -9.11%    18.33%       --
17.98%
------------------------------------          -------   -------   -------
-------
Standard & Poor's Utility Index                 59.68%    16.50%       --
14.66%
------------------------------------          -------   -------   -------
-------

* Class A shares began operations on August 15, 1989 and Class C shares began operations on August 2, 1993. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees
                                                         (fees paid directly
from your investment)

                                                      Class A Shares  Class B
Shares  Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)               5.75%1          None
           None
--------------------------------------------------------------------------------
--------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)                     *
5.00%2          1.00%3
--------------------------------------------------------------------------------
--------------------
Redemption Fee                                                **              **
             **
--------------------------------------------------------------------------------
--------------------

                                                              Annual Fund
Operating Expenses
                                                      (expenses that are
deducted from Fund assets)

Management Fees                                             0.75%
0.75%           0.75%
--------------------------------------------------------------------------------
--------------------
Distribution (12b-1) Fees                                   0.24%
0.92%           0.99%
--------------------------------------------------------------------------------
--------------------
Other Expenses                                              0.37%
0.83%4          0.79%
--------------------------------------------------------------------------------
--------------------
Total Annual Fund Operating Expenses                        1.36%
2.50%           2.53%
--------------------------------------------------------------------------------
--------------------
Fee Waiver and/or Expense Reimbursement                     0.03%5
0.04%5          0.03%5
--------------------------------------------------------------------------------
--------------------
Net Expenses                                                1.33%
2.46%           2.50%
--------------------------------------------------------------------------------
--------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

     5 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain of the Total Annual Fund Operating Expenses of each class of the Fund through at least March 31, 2002.

The following example should help you compare the cost of investing in the Utility Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Class A Shares    Class B Shares     Class C Shares

     1 Year                 $  703            $  649             $  253
--------------------------------------------------------------------------------
     3 Years                $  978            $  975             $  785
--------------------------------------------------------------------------------
     5 Years                $1,274            $1,427             $1,343
--------------------------------------------------------------------------------
     10 Years               $2,114            $2,419*            $2,863
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        Class B Shares

1 Year                      $  249
3 Years                     $  775
5 Years                     $1,327
10 Years                    $2,419*

The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to by Touchstone Advisors for periods after year 1.

*Based on conversion to Class A shares after 8 years.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------

The Aggressive Growth Fund and the International Equity Fund may engage in active trading to achieve their investment goals. This may cause the Funds to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower a Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

Each Fund (except the Growth/Value Fund and the Aggressive Growth Fund) may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.

DO THE FUNDS HAVE OTHER  INVESTMENT  STRATEGIES,  IN ADDITION TO THEIR PRINCIPAL
--------------------------------------------------------------------------------
INVESTMENT STRATEGIES?
----------------------

INTERNATIONAL EQUITY FUND. The International Equity Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.

EMERGING GROWTH FUND.  The Emerging Growth Fund may also invest in:

     o    Large cap company stocks
     o    Securities of foreign companies (up to 20%)
     o American depository receipts (ADRs), American depository shares and other depository receipts (up to 20%)
     o    Securities of emerging market countries (up to 10%)
     o Securities designed to replicate an index, an industry or a sector of the economy
     o    Cash equivalents
     o    Initial public offerings

AGGRESSIVE GROWTH FUND. The Aggressive Growth Fund may also invest up to 15% of its total assets in common stocks which are not actively traded on a national or regional stock exchange.

GROWTH/VALUE FUND. The Growth/Value Fund may also invest up to 10% of its total assets in common stocks of small cap companies.

VALUE PLUS FUND. The Value Plus Fund may also invest in:

     o    Preferred stocks
     o    Investment grade debt securities
     o    Convertible securities

In addition, the Value Plus Fund may invest up to 10% in:

     o    Cash equivalent investments
     o    Short-term debt securities

UTILITY FUND.  The Utility Fund may also invest in:

     o    Non-investment grade debt securities
     o    Technology securities

THE FUNDS AT A GLANCE.
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which each Fund generally will invest. Investments marked P are principal investments. Investments marked 0 are other types of securities in which a Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below:


                               International   Emerging   Aggressive   Growth/
         Enhanced   Value
                               Equity          Growth     Growth       Value
Equity   30         Plus    Utility
                               Fund            Fund       Fund         Fund
Fund     Fund       Fund    Fund

FINANCIAL INSTRUMENTS
---------------------
Invests in U.S. stocks                            P           P           P
  P         P         P        P
--------------------------------------------------------------------------------
------------------------------------
Invests in foreign stocks            P            0
--------------------------------------------------------------------------------
------------------------------------
Invests in investment grade
debt securities                      0            0
                      0        P
--------------------------------------------------------------------------------
------------------------------------
Invests in non-investment
grade debt securities                0
                               0
--------------------------------------------------------------------------------
------------------------------------
Invests in foreign debt
securities                           0
--------------------------------------------------------------------------------
------------------------------------
INVESTMENT TECHNIQUES
---------------------
Emphasizes securities of
small cap companies                  P            P           P           0
--------------------------------------------------------------------------------
------------------------------------
Emphasizes securities of
mid cap companies                    P            P           P           P
                      P
--------------------------------------------------------------------------------
------------------------------------
Emphasizes securities of
large cap companies                  P            0           P           P
  P         P         P
--------------------------------------------------------------------------------
------------------------------------
Emphasizes undervalued
stocks                                            P           0           P
                      P
--------------------------------------------------------------------------------
------------------------------------
Invests in securities of
emerging market countries            P            0
--------------------------------------------------------------------------------
------------------------------------
Invests in technology
securities                                        P           P           P
  0                   0        0
--------------------------------------------------------------------------------
------------------------------------
Invests in initial
public offerings                                  0
--------------------------------------------------------------------------------
------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

FOREIGN COMPANIES. A foreign company is a company that meets 1 or more of the following criteria:

o    It is organized under the laws of a foreign country
o    It maintains its principal place of business in a foreign country
o The principal trading market for its securities is located in a foreign country
o It derives at least 50% of its revenues or profits from operations in foreign countries
o    It has at least 50% of its assets located in foreign countries

Some portfolio managers may define the parameters for a foreign company differently.

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds," and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

"LARGE CAP," "MID CAP" AND "SMALL CAP" COMPANIES. Generally companies are categorized as follows:

o    A large cap company has a market capitalization of more than $10 billion.
o A mid cap company has a market capitalization of between $2 billion and $10 billion.
o    A small cap company has a market capitalization of less than $2 billion.

Some portfolio managers may define the parameters for a category differently.

EMERGING GROWTH COMPANIES. Emerging growth companies include:

o Companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates
o Companies that the portfolio managers believe have unrecognized asset values, undervalued growth or emerging growth
o    Companies undergoing a turnaround

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets 1 or more of the following criteria:

o    It is organized under the laws of an emerging market country
o    It maintains its principal place of business in an emerging market country
o The principal trading market for its securities is located in an emerging market country
o It derives at least 50% of its revenues or profits from operations within emerging market countries
o    It has at least 50% of its assets located in emerging market countries

Some portfolio managers may define the parameters for an emerging market company differently.

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

o    Price relative to earnings
o    Price relative to cash flow
o    Price relative to financial strength

STOCKS NOT ACTIVELY TRADED ON STOCK EXCHANGE. A stock is considered not actively traded if the volume of shares of the stock bought and sold on a daily basis on the regional and national stock exchanges is minimal or non-existent. Because of the low volume of shares of such stocks that are bought and sold on a daily basis, the Fund may have difficulty selling shares of stock of this type.

PUBLIC UTILITIES SECURITIES. Common stock, preferred stock, convertible preferred stock and bonds of domestic companies involved in the production, supply or distribution of electricity, natural gas, telecommunications (including cable and wireless) and water.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?
--------------------------------------------------------------------------------

The following table shows some of the principal and other risks to which each Fund is subject. Risks marked P are principal risks. Risks marked 0 are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:


                               International   Emerging   Aggressive   Growth/
         Enhanced   Value
                               Equity          Growth     Growth       Value
Equity   30         Plus    Utility
                               Fund            Fund       Fund         Fund
Fund     Fund       Fund    Fund

MARKET RISK                          P            P           P           P
  P         P         P        P
Emerging Growth Companies                         P
Public Utilities
                               P
Stocks Not Actively Traded                                    0
Small Cap Companies                  P            P           P           0
Mid Cap Companies                    P            P           P           P
                      P
Initial Public Offerings (IPOs)                   0
Technology Securities                             P           P           P
  0                   0        0
INTEREST RATE RISK                   0            0
                      0        P
CREDIT RISK                          0            0
                      0        P
Non-Investment Grade Securities      0
                               0
FOREIGN INVESTING RISK               P            0
Emerging Market Countries            P            0
Political Risk                       0
NON-DIVERSIFICATION RISK                                      P           P
LEVERAGING RISK                                               P

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. The price of stocks tends to go up and down more than the price of bonds.

     o Emerging Growth Companies. Investment in emerging growth companies is subject to enhanced risks because these companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of these companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

     o Public Utilities. Investment in public utilities involves special risks because these companies may be subject to rate regulation by government agencies, which may make it difficult to obtain adequate return on invested capital, pass on cost increases and finance large construction projects. Public utilities that provide power or other energy related services are exposed to additional risks such as difficulties in obtaining fuel at reasonable prices, shortages of fuel, energy conservation measures, restrictions on operations and increased costs and delays from licensing and environmental considerations and the special risks of constructing and operating nuclear power generating facilities or other specialized types of facilities. In addition, stocks of public utilities may be more sensitive to changes in interest rates than other types of equity investments.

     o Stocks Not Actively Traded. Investment in stocks not actively traded is subject to enhanced risks because the stocks are not actively traded on a regional or national stock exchange. The stocks can be difficult to sell because the Fund may not be able to locate a buyer for the stock at the time the Fund desires to sell the stock. Also, the Fund may not be able to obtain the best price when it desires to sell the stock.

     o Small Cap Companies. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

     o Mid Cap Companies. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.


     o Initial Public Offerings (IPOs). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

     o Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Market Countries. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

LEVERAGING RISK. Leveraging is a sophisticated investment technique in which a Fund purchases securities with borrowed money which amplifies the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. When a Fund uses leverage it is subject to the interest costs associated with the borrowings. The interest costs may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2000, Touchstone Advisors had approximately $1.6 billion in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors, subject to review by the Board of Trustees. Touchstone Advisors selects a Fund Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating Fund Sub-Advisors, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone Advisors discusses its expectations for performance with each Fund Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund's Sub-Advisor contract should be renewed, modified or terminated.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays each Fund Sub-Advisor a fee for its services.

The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:

         FEE TO TOUCHSTONE ADVISORS
     (AS % OF AVERAGE DAILY NET ASSETS)

International Equity Fund              0.95%
--------------------------------------------
Emerging Growth Fund*                  0.80%
--------------------------------------------
Aggressive Growth Fund                 1.00%
--------------------------------------------
Growth/Value Fund                      1.00%
--------------------------------------------
Equity Fund                            0.75%
--------------------------------------------
Utility Fund                           0.75%
--------------------------------------------
Enhanced 30 Fund                       0.65%
--------------------------------------------
Value Plus Fund                        0.75%
--------------------------------------------

* Prior to May 1, 2001 the Fund was managed by David L. Babson & Company, Inc. and Westfield Capital Management Company, Inc.

FUND SUB-ADVISORS
--------------------------------------------------------------------------------

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

FUND SUB-ADVISOR TO THE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

CREDIT SUISSE ASSET MANAGEMENT LLC (CREDIT SUISSE)
One Citicorp Center, 153 East 53rd Street, New York, NY 10022

Credit Suisse has been registered as an investment advisor under the Advisers Act since 1968. Credit Suisse provides investment advisory services to individual and institutional clients. As of December 31, 2000, Credit Suisse had assets under management of approximately $228 billion. Credit Suisse has been managing the International Equity Fund since the Fund's inception.

The Fund is managed by the Credit Suisse International Equity Management Team. The team consists of Steven D. Bleiberg, Richard Watt, Alan Zlater, Emily Alejos and Robert B. Hrabchak.

FUND SUB-ADVISORS TO THE EMERGING GROWTH FUND
--------------------------------------------------------------------------------

TCW INVESTMENT MANAGEMENT COMPANY (TCW)
865 South Figueroa Street, Suite 1800, Los Angeles, CA  90017

TCW has been registered as an investment advisor under the Advisers Act since 1987. TCW provides investment advisory services to individual and institutional clients. As of December 31, 2000, The TCW Group, Inc. had assets under management of approximately $78.7 billion. TCW has been managing the Emerging Growth Fund since May 2001.

Nicholas F. Galluccio and Susan I. Schottenfeld have primary responsibility for the day-to-day management of the Fund's assets allocated to TCW. Mr. Galluccio is a Managing Director of TCW and has been with the firm since 1982. Ms. Schottenfeld is a Managing Director of TCW and has been with the firm since 1985.

WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. (WESTFIELD)
One Financial Center, Boston, MA 02111

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of December 31, 2000, Westfield had assets under management of approximately $2.6 billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.

William A. Muggia has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since April 1999. Mr. Muggia has been with Westfield since 1994.

FUND SUB-ADVISOR TO THE AGGRESSIVE GROWTH FUND AND THE GROWTH/VALUE FUND
--------------------------------------------------------------------------------

MASTRAPASQUA & ASSOCIATES, INC. (MASTRAPASQUA)
814 Church Street, Nashville, Tennessee 37203

Mastrapasqua has been registered as an investment advisor under the Advisers Act since 1993. Mastrapasqua provides investment advisory services to individual and institutional clients. As of December 31, 2000, Mastrapasqua had assets under management of approximately $2.5 billion.

Frank Mastrapasqua, Ph.D., Chairman and Chief Executive Officer of Mastrapasqua, and Thomas A. Trantum, CFA, President of Mastrapasqua, are primarily responsible for the day-to-day management of the Funds. Mr. Mastrapasqua and Mr. Trantum have served as portfolio managers for Mastrapasqua since 1993.

FUND SUB-ADVISOR TO THE EQUITY FUND, THE VALUE PLUS FUND AND THE UTILITY FUND
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 2000, Fort Washington had approximately $18 billion of assets under management. Fort Washington has been managing the Equity Fund and the Utility Fund since May 2000 and the Value Plus Fund since its inception.

John C. Holden, CFA, has managed the Value Plus Fund since May 1998. Mr. Holden joined Fort Washington in 1997 and is Vice President and Senior Portfolio Manager. From 1993 until 1997 he served as Vice President and Senior Portfolio Manager with Mellon Private Asset Management in Pittsburgh Pennsylvania.

Charles E. Stutenroth IV, CFA, and Charles A. Ulbricht, CFA, are primarily responsible for managing the Equity Fund and have been managing the Fund since November 1999. Mr. Stutenroth has served as Vice President of Fort Washington since 1999. From 1996 until 1999, he was Senior Vice President of Bank of America Investment Management, prior to which he was Vice President of National City Investment Management & Trust. Mr. Ulbricht has served as a Senior Research Manager of Fort Washington since 1995.

John C. Holden, CFA, and William H. Bunn, CFA, are primarily responsible for managing the Utility Fund and have been managing the Fund since November 1999. Mr. Holden has served as Vice President of Fort Washington since 1997. From 1993 until 1997, he was Vice President of Mellon Private Asset Management. Mr. Bunn has been employed by Fort Washington since 1994 as a securities analyst for the telecommunications and utilities industries.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

FUND SUB-ADVISOR TO THE ENHANCED 30 FUND
--------------------------------------------------------------------------------

TODD INVESTMENT ADVISORS, INC. (TODD)
3160 National City Tower, Louisville, KY 40202

Todd has been registered as an investment advisor under the Advisers Act since 1979. Todd provides investment advisory services to individual and institutional clients. As of December 31, 2000, Todd had assets under management of approximately $3.2 billion.

Curtiss M. Scott, Jr., CFA, has primary responsibility for the day-to-day management of the Fund. Mr. Scott joined Todd in 1996. He currently manages both small cap and large cap products for Todd. He has 17 years of experience as a small cap portfolio manager and 22 years of industry experience. Prior to joining Todd, Mr. Scott was a partner with Executive Investment Advisors. Mr. Scott is supported by Robert P. Bordogna, President and Chief Executive Officer of Todd and Bosworth M. Todd, founder of Todd. Mr. Bordogna and Mr. Todd have worked together since 1980.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 800.543.0407).

     o    INVESTOR ALERT: Touchstone may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                                         INITIAL      ADDITIONAL
                                                        INVESTMENT    INVESTMENT

Regular Account                                           $1,000        $   50
--------------

Retirement Plan Account or Custodial account under        $  250        $   50
a Uniform Gifts/Transfers to Minors Act ("UGTMA")
-------------------------------------------------

Investments through the Automatic Investment Plan         $   50        $   50
-------------------------------------------------

     o INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.


CHOOSING A CLASS OF SHARES
--------------------------------------------------------------------------------

Each Fund offers Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------

The offering price of Class A shares of each Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares of each Fund as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                     SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE      NET AMOUNT INVESTED

Under $50,000                               5.75%                  6.10%
$50,000 but less than $100,000              4.50%                  4.71%
$100,000 but less than $250,000             3.50%                  3.63%
$250,000 but less than $500,000             2.95%                  3.04%
$500,000 but less than $1 million           2.25%                  2.30%
$1 million or more                          0.00%                  0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS B SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                             CDSC AS A
YEAR SINCE PURCHASE PAYMENT MADE                   % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
Second                                                         4.00%
Third                                                          3.00%
Fourth                                                         2.00%
Fifth                                                          1.00%
Sixth                                                          1.00%
Seventh and thereafter*                                        None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1% will be charged on Class C shares redeemed within 1 year after you purchased them.

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o    Please make your check (in U.S. dollars) payable to the applicable Fund.

o Send your check with the completed Account Registration to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing. You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

o    You may also open an account through your financial advisor.

o We price direct purchases based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund. Class B shareholders who want to exchange into a money market fund may exchange their shares for Class B shares of the Money Market Fund series of Touchstone Investment Trust.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

o You may invest in the Funds through various retirement plans. The Funds' shares are designed for use with individual retirement plans and certain types of tax qualified retirement plans, including defined benefit and defined contribution plans.

     INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)
     o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)
     o    Spousal IRAs
     o    Roth Individual Retirement Accounts (Roth IRAs)
     o    Education Individual Retirement Accounts (Education IRAs)
     o    Simplified Employee Pension Plans (SEP IRAs)
     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

     EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans
     o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)
     o    457 plans

OOO SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

o    For further  information about any of the plans,  agreements,  applications
     and  annual   fees,   contact   Touchstone   (Nationwide   call   toll-free
     800.543.0407) or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the applicable Fund.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o If Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading, your order will be processed at that day's public offering price.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening An Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Account Registration to do this. For further details about this service call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your Account Registration. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Account Registration. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 800.543.0407.

o    IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for the sale of your shares to Touchstone.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o    Sign your request exactly as your name appears on your Account
     Registration.

BY WIRE

o    Complete the appropriate information on the Account Registration.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o    You may be charged a fee.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000.

o    There is no special fee for this service.

o    There is no minimum amount required for retirement plans.

OOO SPECIAL TAX CONSIDERATION
Involuntary sales may result in the sale of your Fund shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

OOO SPECIAL TAX CONSIDERATION
Selling your shares may cause you to incur a taxable gain or loss.

o INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:

     o The redemption is due to the death or post-purchase disability of a shareholder
     o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
     o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------

Some circumstances require that your request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

o    Proceeds from the sale of shares that exceed $100,000
o Proceeds to be paid when information on your Account Registration has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
o    Proceeds are being sent to an address other than the address of record
o Proceeds or shares are being sent/transferred from a joint account to an individual's account
o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request
o Proceeds or shares are being sent/transferred between accounts with different account registrations


RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o    When the NYSE is closed for other than customary weekends and holidays

o    When trading on the NYSE is restricted

o When an emergency situation causes a Fund Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

o    During any other time when the SEC, by order, permits.

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds which are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.


REINSTATEMENT PRIVILEGE. You may reinvest the proceeds from a sale, dividend or capital gain distribution of your Fund shares in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

OOO SPECIAL TAX CONSIDERATION
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. Touchstone may sell your Fund shares if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone. The offering price is the NAV plus a sales charge, if applicable.

The Funds' investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

     o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

     o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

DISTRIBUTIONS AND TAXES

OOO SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for by each Fund:

                                           DIVIDENDS DECLARED     DIVIDENDS PAID

International Equity Fund
Emerging Growth Fund
Aggressive Growth Fund
Growth/Value Fund                               Annually             Annually
--------------------------------------------------------------------------------

Equity Fund
Enhanced 30 Fund
Value Plus Fund
Utility Fund                                    Quarterly            Quarterly
--------------------------------------------------------------------------------
Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

OOO SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table for the International Equity Fund is intended to help you understand the Fund's financial performance for the past five years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended December 31, 1999 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before December 31, 1999 was audited by other independent accountants. There is no information for Class B shares since their public offering did not begin until May 1, 2001.



INTERNATIONAL EQUITY FUND - CLASS A
================================================================================
=================================================
                                                                    PER SHARE
DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
-------------------------------------------------
                                                    THREE
                                                   MONTHS         YEAR
YEAR          YEAR          YEAR          YEAR
                                                    ENDED        ENDED
ENDED         ENDED         ENDED         ENDED
                                                  MARCH 31,     DEC. 31,
DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                    2001          2000
1999          1998          1997          1996
--------------------------------------------------------------------------------
-------------------------------------------------
Net asset value at beginning of period .......   $   10.08     $   16.52     $
12.89     $   11.41     $   10.63     $    9.58

-------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .....................          --            --
   --            --(E)       0.02          0.05
   Net realized and unrealized gains (losses)
      on investments .........................       (1.77)        (3.18)
 5.06          2.27          1.64          1.06

-------------------------------------------------------------------------------
Total from investment operations .............       (1.77)        (3.18)
 5.06          2.27          1.66          1.11

-------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ......          --         (0.18)
(0.06)        (0.05)        (0.02)        (0.06)
   Distributions from net realized gains .....          --         (3.08)
(1.37)        (0.74)        (0.86)           --
   Return of capital .........................          --            --(E)
   --            --            --            --

-------------------------------------------------------------------------------
Total distributions ..........................          --         (3.26)
(1.43)        (0.79)        (0.88)        (0.06)

-------------------------------------------------------------------------------

Net asset value at end of period .............   $    8.31     $   10.08     $
16.52     $   12.89     $   11.41     $   10.63

===============================================================================

Total return(A) ..............................     (17.56%)(C)   (19.16%)
39.50%        19.94%        15.57%        11.61%

===============================================================================

Net assets at end of period (000's) ..........   $   6,384     $   7,654     $
9,043     $   6,876     $   4,761     $   3,449

===============================================================================

Ratio of net expenses to average net assets(B)       1.58%(D)      1.60%
1.60%         1.60%         1.60%         1.60%

Ratio of net investment income (loss) to
   average net assets ........................      (0.06%)(D)    (0.37%)
(0.08%)       (0.03%)        0.17%         0.42%

Portfolio turnover ...........................        180%(D)       128%
 155%          138%          151%           86%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been
     3.62%(D), 3.27%, 4.11%, 5.18%, 7.07% and 6.63% for the periods ended March
31, 2001 and December 31, 2000, 1999, 1998,
     1997 and 1996, respectively.

(C)  Not annualized.

(D)  Annualized.

(E)  Amount rounds to less than $0.01.


INTERNATIONAL EQUITY FUND - CLASS C
================================================================================
=====================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------
                                                                  THREE
                                                                 MONTHS
YEAR          YEAR
                                                                  ENDED
ENDED         ENDED
                                                                MARCH 31,
DEC. 31,      DEC. 31,
                                                                  2001
2000        1999(A)
--------------------------------------------------------------------------------
---------------------
Net asset value at beginning of period .....................   $    9.57     $
15.92     $   12.51

-------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.01)
(0.11)        (0.11)
   Net realized and unrealized gains (losses) on investments       (1.68)
(3.08)         4.89

-------------------------------------
Total from investment operations ...........................       (1.69)
(3.19)         4.78

-------------------------------------

Less distributions:
   Dividends from net investment income ....................          --
(0.08)           --
   Distributions from net realized gains ...................          --
(3.08)        (1.37)
   Return of capital .......................................          --
   --(B)         --

-------------------------------------
Total distributions ........................................          --
(3.16)        (1.37)

-------------------------------------

Net asset value at end of period ...........................   $    7.88     $
 9.57     $   15.92

=====================================

Total return(C) ............................................     (17.66%)(E)
(20.00%)       38.44%

=====================================

Net assets at end of period (000's) ........................   $   4,988     $
4,979     $   6,475

=====================================

Ratio of net expenses to average net assets(D) .............       2.35%(F)
2.35%         2.35%

Ratio of net investment loss to average net assets .........      (0.67%)(F)
(1.13%)       (0.81%)

Portfolio turnover .........................................        180%(F)
 128%          155%


(A)  The class commenced operations on January 1, 1999.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average net assets would have been 4.37%(F), 4.02% and 4.86% for the periods ended March 31,
     2001 and  December  31,  2000 and 1999, respectively.

(E)  Not annualized.

(F)  Annualized.

The financial highlights table for the Emerging Growth Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended December 31, 1999 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before December 31, 1999 was audited by other independent accountants. There is no information for Class B shares since their public offering did not begin until May 1, 2001.



EMERGING GROWTH FUND - CLASS A*
================================================================================
===================================================
                                                                      PER SHARE
DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------------------------------------
                                                    THREE
                                                   MONTHS          YEAR
YEAR          YEAR          YEAR          YEAR
                                                    ENDED         ENDED
ENDED         ENDED         ENDED         ENDED
                                                  MARCH 31,      DEC. 31,
DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                    2001           2000
1999          1998          1997          1996
--------------------------------------------------------------------------------
---------------------------------------------------
Net asset value at beginning of period .......   $    17.93     $    16.96    $
  13.40    $    13.85    $    11.55    $    11.52

--------------------------------------------------------------------------------
-

Income (loss) from investment operations:
   Net investment income (loss) ..............           --          (0.06)
  (0.09)        (0.04)        (0.03)         0.01
   Net realized and unrealized gains (losses)
      on investments .........................        (1.97)          4.16
   6.18          0.37          3.71          1.20

--------------------------------------------------------------------------------
-
Total from investment operations .............        (1.97)          4.10
   6.09          0.33          3.68          1.21

--------------------------------------------------------------------------------
-

Less distributions:
   Dividends from net investment income ......           --             --
     --            --            --         (0.01)
   Distributions from net realized gains .....           --          (3.13)
  (2.53)        (0.78)        (1.38)        (1.17)

--------------------------------------------------------------------------------
-
Total distributions ..........................           --          (3.13)
  (2.53)        (0.78)        (1.38)        (1.18)

--------------------------------------------------------------------------------
-

Net asset value at end of period .............   $    15.96     $    17.93    $
  16.96    $    13.40    $    13.85    $    11.55

================================================================================
=

Total return(A) ..............................      (10.99%)(C)     25.92%
 45.85%         2.57%        32.20%        10.56%

================================================================================
=

Net assets at end of period (000's) ..........   $   19,141     $   15,304    $
 10,743    $    8,335    $    4,949    $    2,873

================================================================================
=

Ratio of net expenses to average net assets(B)        1.50%(D)       1.50%
  1.50%         1.50%         1.50%         1.50%

Ratio of net investment income (loss) to
   average net assets ........................       (0.10%)(D)     (0.40%)
 (0.66%)       (0.41%)       (0.30%)       (0.12%)

Portfolio turnover ...........................          68%(D)         98%
    97%           78%          101%          117%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.90%(D),  2.37%,  3.29%, 4.11%,  5.94% and 6.58%
for the periods ended March 31,
     2001 and  December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

(C)  Not annualized.

(D)  Annualized.

   * On May 1, 2001, the Fund replaced one of its previous Sub-Advisors, David
L. Babson & Company, Inc. with
     TCW Investment Management Company.

EMERGING GROWTH FUND - CLASS C*
================================================================================
=====================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------
                                                                 THREE
                                                                 MONTHS
YEAR          YEAR
                                                                 ENDED
ENDED         ENDED
                                                                 MARCH 31,
DEC. 31,      DEC. 31,
                                                                  2001
2000          1999(A)
--------------------------------------------------------------------------------
---------------------
Net asset value at beginning of period .....................   $   16.87     $
16.29     $   13.04

-------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.02)
(0.17)        (0.19)
   Net realized and unrealized gains (losses) on investments       (1.84)
 3.88          5.97

-------------------------------------
Total from investment operations ...........................       (1.86)
 3.71          5.78

-------------------------------------

Distributions from net realized gains ......................          --
(3.13)        (2.53)

-------------------------------------

Net asset value at end of period ...........................   $   15.01     $
16.87     $   16.29

=====================================

Total return(B) ............................................     (11.03%)(D)
24.58%        44.86%

=====================================

Net assets at end of period (000's) ........................   $   7,600     $
5,466     $   3,964

=====================================

Ratio of net expenses to average net assets(C) .............       2.25%(E)
2.25%         2.25%


Ratio of net investment loss to average net assets .........      (0.63%)(E)
(1.15%)       (1.41%)


Portfolio turnover .........................................         68%(E)
  98%           97%


(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effects of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average net assets would have been 2.65%(E), 3.12% and 4.03% for the periods ended
March 31, 2001 and
     December  31,  2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

    * On May 1, 2001, the Fund replaced one of its previous Sub-Advisors, David
L. Babson & Company,
      Inc. with TCW Investment Management Company.

The financial highlights table for the Aggressive Growth Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended March 31, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before March 31, 2000 was audited by other independent accountants. There is no information for Class B shares since their public offering did not begin until May 1, 2001.



AGGRESSIVE GROWTH FUND - CLASS A
================================================================================
====================================================
                                                                       PER SHARE
DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
----------------------------------------------------
                                                  YEAR          YEAR
YEAR      SEVEN MONTHS       YEAR         PERIOD
                                                 ENDED         ENDED
ENDED         ENDED          ENDED         ENDED
                                                MARCH 31,     MARCH 31,
MARCH 31,     MARCH 31,     AUGUST 31,    AUGUST 31,
                                                  2001          2000
1999         1998(A)         1997         1996(B)
--------------------------------------------------------------------------------
----------------------------------------------------
Net asset value at beginning of period ......  $    33.71    $    15.73    $
15.81    $    16.29     $    10.95    $    10.00

--------------------------------------------------------------------------------
-

Income (loss) from investment operations:
   Net investment loss ......................       (0.41)        (0.24)
(0.27)        (0.15)         (0.17)        (0.11)(C)
   Net realized and unrealized gains (losses)
      on investments ........................      (18.63)        18.30
2.67         (0.33)          5.54          1.06

--------------------------------------------------------------------------------
-
Total from investment operations ............      (19.04)        18.06
2.40         (0.48)          5.37          0.95

--------------------------------------------------------------------------------
-

Distributions from net realized gains .......          --         (0.08)
(2.48)           --          (0.03)           --

--------------------------------------------------------------------------------
-

Net asset value at end of period ............  $    14.67    $    33.71    $
15.73    $    15.81     $    16.29    $    10.95

================================================================================
=

Total return(D) .............................     (56.48%)      115.03%
15.46%        (2.95%)(G)     49.09%         9.50%(G)

================================================================================
=

Net assets at end of period (000's) .........  $   17,249    $   40,171    $
11,402    $   15,495     $   13,984    $    6,550

================================================================================
=

Ratio of net expenses to
   average net assets(E) ....................       1.70%         1.81%
1.95%         1.95%(F)       1.94%         1.95%(F)

Ratio of net investment loss to
   average net assets .......................      (1.50%)       (1.62%)
(1.52%)       (1.66%)(F)     (1.57%)       (1.26%)(F)

Portfolio turnover rate .....................         15%           40%
 93%           40%(F)         51%           16%

Amount of debt outstanding at end
   of period (000's) ........................  $      885    $       --    $
  --           n/a            n/a           n/a

Average daily amount of debt
   outstanding during the period (000's)(H) .  $      810    $      351    $
  80           n/a            n/a           n/a

Average daily number of capital shares
   outstanding during the period (000's)(H) .       1,208           756
 818           n/a            n/a           n/a

Average amount of debt per share during
   the period(H) ............................  $     0.67    $     0.46    $
0.10           n/a            n/a           n/a


(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to
     August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.01%, 2.13%,
     2.00%, 2.62% and 5.05%(F) for the periods ended March 31, 2001, 2000 and
1999, August 31, 1997 and 1996, respectively.

(F)  Annualized.

(G)  Not annualized.

(H)  Based on fund level shares outstanding.

AGGRESSIVE GROWTH FUND - CLASS C
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                   MARCH 31,
                                                                    2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   29.21
                                                                   ---------

Losses from investment operations:
   Net investment loss .........................................       (0.26)
   Net realized and unrealized losses on investments ...........      (14.38)
                                                                   ---------
Total from investment operations ...............................      (14.64)
                                                                   ---------

Net asset value at end of period ...............................   $   14.57
                                                                   =========

Total return(B) ................................................     (50.12%)
                                                                   =========

Net assets at end of period (000's) ............................   $   1,664
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.18%(D)


Ratio of net investment loss to average net assets .............      (1.98%)(D)


Portfolio turnover rate ........................................         15%(D)


Amount of debt outstanding at end of period (000's) ............   $     885


Average daily amount of debt outstanding during the
   period (000's)(E) ...........................................   $     810


Average daily number of capital shares outstanding during
   the period (000's)(E) .......................................       1,208


Average amount of debt per share during the period(E) ..........   $    0.67


(A) Represents the period from the initial public offering of shares (May 17, 2000) through March 31, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 2.48%(D) for the period ended March 31, 2001.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

The financial highlights table for the Growth/Value Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended March 31, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before March 31, 2000 was audited by other independent accountants. There is no information for Class B shares since their public offering did not begin until May 1, 2001.


GROWTH/VALUE FUND - CLASS A
================================================================================
====================================================
                                                           PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
----------------------------------------------------
                                                  YEAR           YEAR
YEAR      SEVEN MONTHS      YEAR         PERIOD
                                                 ENDED          ENDED
ENDED         ENDED         ENDED         ENDED
                                                MARCH 31,      MARCH 31,
MARCH 31,     MARCH 31,    AUGUST 31,    AUGUST 31,
                                                  2001           2000
1999         1998(A)        1997         1996(B)
--------------------------------------------------------------------------------
----------------------------------------------------
Net asset value at beginning of period ......  $    32.43     $    17.50    $
16.30    $    15.90    $    11.18    $    10.00

--------------------------------------------------------------------------------
-

Income (loss) from investment operations:
   Net investment loss ......................       (0.13)         (0.16)
(0.17)        (0.08)        (0.13)        (0.06)(C)
   Net realized and unrealized gains (losses)
      on investments ........................      (12.33)         15.51
 4.84          1.05          5.39          1.24

--------------------------------------------------------------------------------
-
Total from investment operations ............      (12.46)         15.35
 4.67          0.97          5.26          1.18

--------------------------------------------------------------------------------
-

Distributions from net realized gains .......          --          (0.42)
(3.47)        (0.57)        (0.54)           --

--------------------------------------------------------------------------------
-

Net asset value at end of period ............  $    19.97     $    32.43    $
17.50    $    16.30    $    15.90    $    11.18

================================================================================
=

Total return(D) .............................     (38.42%)        88.88%
29.89%         6.43%        47.11%        11.80%(G)

================================================================================
=

Net assets at end of period (000's) .........  $  107,435     $   79,066    $
24,664    $   28,649    $   26,778    $   15,108

================================================================================
=

Ratio of net expenses to average
   net assets(E) ............................       1.54%          1.52%
1.66%         1.66%(F)      1.95%         1.95%(F)

Ratio of net investment loss to average
   net assets ...............................      (0.66%)        (1.05%)
(0.93%)       (0.91%)(F)    (1.03%)       (0.62%)(F)

Portfolio turnover rate .....................         35%            44%
  59%           62%(F)        52%           21%(F)


(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to
     August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.83%(F)
     for the period ended August 31, 1996.

(F)  Annualized.

(G)  Not annualized.

GROWTH/VALUE FUND - CLASS C
================================================================================
============
                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD
--------------------------------------------------------------------------------
------------
                                                                  YEAR
PERIOD
                                                                 ENDED
ENDED
                                                                MARCH 31,
MARCH 31,
                                                                  2001
2000(A)
--------------------------------------------------------------------------------
------------
Net asset value at beginning of period .....................   $    32.30     $
  18.65

-------------------------

Income (loss) from investment operations:
   Net investment loss .....................................        (0.19)
  (0.11)
   Net realized and unrealized gains (losses) on investments       (12.37)
  14.18

-------------------------
Total from investment operations ...........................       (12.56)
  14.07

-------------------------

Distributions from net realized gains ......................           --
  (0.42)

-------------------------

Net asset value at end of period ...........................   $    19.74     $
  32.30

=========================

Total return(B) ............................................      (38.89%)
 76.52%(C)

=========================

Net assets at end of period (000's) ........................   $   36,475     $
 10,794

=========================

Ratio of net expenses to average net assets ................        2.19%
  2.33%(D)


Ratio of net investment loss to average net assets .........       (1.31%)
 (1.77%)(D)


Portfolio turnover rate ....................................          35%
    44%(D)



(A) Represents the period from the initial public offering (August 2, 1999) through March 31, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

                                   -74-

The financial highlights table for the Equity Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended March 31, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for the fiscal years ending prior to March 31, 2000 was audited by other independent accountants. There is no information for Class B shares since their public offering did not begin until May 1, 2001.



EQUITY FUND - CLASS A
================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    22.93     $    22.12     $
  19.38     $    13.76     $    12.45

----------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) .............        (0.18)         (0.05)
   0.04           0.09           0.12
   Net realized and unrealized gains (losses)
      on investments ........................        (9.14)          4.60
   2.73           5.76           1.35

----------------------------------------------------------------------
Total from investment operations ............        (9.32)          4.55
   2.77           5.85           1.47

----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .....           --             --
  (0.03)         (0.08)         (0.12)
   Distributions from net realized gains ....        (0.92)         (3.74)
     --          (0.15)         (0.04)

----------------------------------------------------------------------
Total distributions .........................        (0.92)         (3.74)
  (0.03)         (0.23)         (0.16)

----------------------------------------------------------------------

Net asset value at end of year ..............   $    12.69     $    22.93     $
  22.12     $    19.38     $    13.76

======================================================================

Total return(A) .............................      (41.73%)        20.60%
 14.30%         42.74%         11.82%

======================================================================

Net assets at end of year (000's) ...........   $   24,634     $   65,274     $
 55,561     $   38,336     $   14,983

======================================================================

Ratio of net expenses to
   average net assets(B) ....................        1.25%          1.26%
  1.31%          1.25%          1.25%

Ratio of net investment income (loss) to
   average net assets .......................       (0.61%)        (0.24%)
  0.18%          0.53%          0.91%

Portfolio turnover rate .....................          99%            78%
    10%             7%            38%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.43% for the year ended March 31, 1997.

EQUITY FUND - CLASS C
================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    22.32     $    21.86     $
  19.34     $    13.77     $    12.46

----------------------------------------------------------------------


Income (loss) from investment operations:

   Net investment income (loss) .............        (0.30)         (0.28)
  (0.19)         (0.03)          0.02
   Net realized and unrealized gains (losses)

      on investments ........................        (8.91)          4.48
   2.71           5.75           1.35

----------------------------------------------------------------------
Total from investment operations ............        (9.21)          4.20
   2.52           5.72           1.37

----------------------------------------------------------------------


Less distributions:

   Dividends from net investment income .....           --             --
     --             --          (0.02)
   Distributions from net realized gains ....        (0.92)         (3.74)
     --          (0.15)         (0.04)

----------------------------------------------------------------------
Total distributions .........................        (0.92)         (3.74)
     --          (0.15)         (0.06)

----------------------------------------------------------------------

Net asset value at end of year ..............   $    12.19     $    22.32     $
  21.86     $    19.34     $    13.77

======================================================================


Total return(A) .............................      (42.39%)        19.24%
 13.03%         41.63%         11.01%

======================================================================


Net assets at end of year(000's) ............   $    2,178     $    3,618     $
  3,146     $    3,862     $    2,770

======================================================================


Ratio of net expenses to

   average net assets(B) ....................        2.32%          2.68%
  2.41%          2.00%          2.00%


Ratio of net investment income (loss) to

   average net assets .......................       (1.68%)        (1.34%)
 (0.92%)        (0.18%)         0.15%


Portfolio turnover rate .....................          99%            78%
    10%             7%            38%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 2.14% for the year ended March 31, 1997.

The financial highlights table for the Enhanced 30 Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. There is no information for Class B shares since their public offering did not begin until May 1, 2001.

ENHANCED 30 FUND
--------------------------------------------------------------------------------
------------
                                 PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
-------------
                                                                        PERIOD
                                                                        ENDED
                                                                        MARCH
31,
                                                                        2001(A)
--------------------------------------------------------------------------------
---------------
                                                                CLASS A SHARES
CLASS C SHARES
--------------------------------------------------------------------------------
---------------
Net asset value at beginning of period ...........................   $10.00
  $10.00

--------------------


Income (loss)from investment operations:

  Net investment income ..........................................     0.05
   0.01
  Net realized and unrealized losses on investments...............    (1.10)
  (1.12)

--------------------
Total from investment operations..................................    (1.05)
  (1.11)

--------------------

Dividends from net investment income .............................    (0.05)
   (0.01)

--------------------

Net asset value at end of period .................................   $ 8.90
  $ 8.88

=====================


Total return(B) ..................................................  (10.57%)
  (11.12%)

=====================


Net assets at end of period (000's) ..............................   $6,208
  $ 128

=====================


Ratio of net expenses to average net assets(C) ...................     1.00%(D)
   1.73% (D)


Ratio of net investment income (loss) to average net assets .......    0.54%(D)
  (0.46%)(D)


Portfolio turnover rate ..........................................        3%(D)
       3%(D)


(A) Represents the period from the initial public offering of shares (May 1, 2000 for Class A shares and May 16, 2000 for Class C shares) through  March 31, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 2.24%(D) for Class A shares and 10.22%(D) for Class C shares for the period ended March 31, 2001.

(D)  Annualized.
                                 77

The financial highlights table for the Value Plus Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended December 31, 1999 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for the period ending before December 31, 1999 was audited by other independent accountants. There is no information for Class B shares since their public offering did not begin until May 1, 2001.



VALUE PLUS FUND - CLASS A
================================================================================
=========================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
-----------------------------------------
                                                                  THREE
                                                                 MONTHS
YEAR           YEAR         PERIOD
                                                                  ENDED
ENDED          ENDED          ENDED
                                                                MARCH 31,
DEC. 31,       DEC. 31,       DEC. 31
                                                                  2001
2000           1999          1998(A)
--------------------------------------------------------------------------------
-----------------------------------------
Net asset value at beginning of period .....................   $    10.74     $
  11.77     $    10.41     $    10.00

-------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ...................................         0.01
   0.06           0.01           0.02
   Net realized and unrealized gains (losses) on investments        (0.47)
   0.12           1.60           0.41

-------------------------------------------------------
Total from investment operations ...........................        (0.46)
   0.18           1.61           0.43

-------------------------------------------------------

Less distributions:
   Dividends from net investment income ....................        (0.01)
  (0.06)         (0.01)         (0.02)
   Distributions from net realized gains ...................           --
  (0.92)         (0.24)            --
   Return of capital .......................................           --
  (0.23)            --             --(B)

-------------------------------------------------------
Total distributions ........................................        (0.01)
  (1.21)         (0.25)         (0.02)

-------------------------------------------------------

Net asset value at end of period ...........................   $    10.27     $
  10.74     $    11.77     $    10.41

=======================================================

Total return(C) ............................................       (4.29%)(E)
  1.91%         15.51%          4.29%(E)

=======================================================

Net assets at end of period (000's) ........................   $   51,442     $
 49,807     $   31,808     $   27,068

=======================================================

Ratio of net expenses to average net assets(D) .............        1.30%(F)
  1.30%          1.30%          1.30%(F)

Ratio of net investment income to average net assets .......        0.37%(F)
  0.51%          0.08%          0.25%(F)

Portfolio turnover .........................................          48%(F)
    83%            60%            34%


(A)  The Fund commenced operations on May 1, 1998.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average net assets would have been  1.58%(F),  1.71%,  2.02% and  2.25%(E)  for the periods  ended March
31, 2001 and December 31, 2000, 1999 and 1998,
     respectively.

(E)  Not annualized.

(F)  Annualized.

VALUE PLUS FUND - CLASS C
================================================================================
=====================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------
                                                                 THREE
                                                                 MONTHS
YEAR          YEAR
                                                                 ENDED
ENDED         ENDED
                                                                MARCH 31,
DEC. 31,      DEC. 31,
                                                                  2001
2000        1999(A)
--------------------------------------------------------------------------------
---------------------
Net asset value at beginning of period .....................   $   10.50     $
11.48     $   10.26

-------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.01)
(0.02)        (0.07)
   Net realized and unrealized gains (losses) on investments       (0.47)
 0.19          1.53

-------------------------------------
Total from investment operations ...........................       (0.48)
 0.17          1.46

-------------------------------------

Less distributions:
   Distributions from net realized gains ...................          --
(0.92)        (0.24)
   Return of capital .......................................          --
(0.23)           --

-------------------------------------
Total distributions ........................................          --
(1.15)        (0.24)

-------------------------------------

Net asset value at end of period ...........................   $   10.02     $
10.50     $   11.48

=====================================

Total return(B) ............................................      (4.57%)(D)
1.87%        14.24%

=====================================

Net assets at end of period (000's) ........................   $   1,705     $
2,011     $     548

=====================================

Ratio of net expenses to average net assets(C) .............       2.05%(E)
2.05%         2.05%

Ratio of net investment loss to average net assets .........      (0.33%)(E)
(0.21%)       (0.65%)

Portfolio turnover .........................................         48%(E)
  83%           60%


(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average net assets would have been 2.99%(E), 2.46% and 2.76% for the periods ended March 31, 2001 and
     December  31,  2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

The financial highlights table for the Utility Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended March 31, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for the fiscal years ending before March 31, 2000 was audited by other independent accountants. There is no information for Class B shares since their public offering did not begin until May 1, 2001.


UTILITY FUND - CLASS A
================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    14.85     $    15.42     $
  16.76     $    12.44     $    12.24

----------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ....................         0.18           0.25
   0.38           0.43           0.46
   Net realized and unrealized gains (losses)
      on investments ........................        (0.48)          2.50
  (1.16)          4.56           0.22

----------------------------------------------------------------------
Total from investment operations ............        (0.30)          2.75
  (0.78)          4.99           0.68

----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .....        (0.18)         (0.25)
  (0.38)         (0.43)         (0.46)
   Distributions from net realized gains ....        (1.63)         (3.07)
  (0.18)         (0.24)         (0.02)

----------------------------------------------------------------------
Total distributions .........................        (1.81)         (3.32)
  (0.56)         (0.67)         (0.48)

----------------------------------------------------------------------

Net asset value at end of year ..............   $    12.74     $    14.85     $
  15.42     $    16.76     $    12.44

======================================================================

Total return(A) .............................       (2.56%)        18.07%
 (4.79%)        40.92%          5.61%

======================================================================

Net assets at end of year (000's) ...........   $   28,570     $   35,915     $
 38,391     $   42,463     $   36,087

======================================================================

Ratio of net expenses to
   average net assets(B) ....................        1.33%          1.34%
  1.33%          1.25%          1.25%

Ratio of net investment income to
   average net assets .......................        1.22%          1.85%
  2.30%          3.03%          3.65%

Portfolio turnover rate .....................          63%            22%
     4%             0%             3%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Advisor, the ratio of expenses to average net assets would have been 1.36% for the year ended March 31, 2001.


UTILITY FUND - CLASS C
================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    14.86     $    15.40     $
  16.74     $    12.43     $    12.23

----------------------------------------------------------------------


Income (loss) from investment operations:

   Net investment income ....................         0.01           0.13
   0.18           0.31           0.35
   Net realized and unrealized gains (losses)

   on investments ...........................        (0.49)          2.50
  (1.16)          4.57           0.24

----------------------------------------------------------------------
Total from investment operations ............        (0.48)          2.63
  (0.98)          4.88           0.59

----------------------------------------------------------------------


Less distributions:

   Dividends from net investment income .....        (0.01)         (0.10)
  (0.18)         (0.33)         (0.37)
   Distributions from net realized gains ....        (1.63)         (3.07)
  (0.18)         (0.24)         (0.02)

----------------------------------------------------------------------
Total distributions .........................        (1.64)         (3.17)
  (0.36)         (0.57)         (0.39)

----------------------------------------------------------------------


Net asset value at end of year ..............   $    12.74     $    14.86     $
  15.40     $    16.74     $    12.43

======================================================================


Total return(A) .............................       (3.70%)        17.16%
 (5.92%)        39.91%          4.82%

======================================================================


Net assets at end of year (000's) ...........   $    2,396     $    2,887     $
  3,215     $    3,597     $    3,099

======================================================================


Ratio of net expenses to

   average net assets(B) ....................        2.50%          2.46%
  2.50%          2.00%          2.00%


Ratio of net investment income to

   average net assets .......................        0.05%          0.73%
  1.13%          2.28%          2.89%


Portfolio turnover rate .....................          63%            22%
     4%             0%             3%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Advisor, the ratio of expenses to average net assets would have been 2.53% for the year ended March 31, 2001.

[LOGO]
                          RETURN COMPLETED FORM TO:

                         Touchstone Family of Funds

                                      P.O. Box 5354

                               Cincinnati, OH 45202

       For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403(b) PLANS
                                       800.543.0407

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /
  /     ) and confirmation #_______________________
================================================================================
====================================================
1a.  ACCOUNT REGISTRATION (4 one box only)
================================================================================
====================================================
o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
--------------------------------------------------------------------------------
----------------------------------------------------
Name of Individual Owner - First, Initial, Last             Name of Joint Owner
(if any) - First, Initial, Last

--------------------------------------------------------------------------------
----------------------------------------------------
Owner's Social Security #       Date of Birth               Joint Owner's Social
Security #              Date of Birth

--------------------------------------------------------------------------------
----------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
--------------------------------------------------------------------------------
----------------------------------------------------
Name of Minor - First, Initial, Last
                                                            Under the
________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of
minor's residence)
--------------------------------------------------------------------------------
----------------------------------------------------
Name of Custodian - First, Initial, Last                    Minor's Social
Security #               Minor's Date of Birth

--------------------------------------------------------------------------------
----------------------------------------------------
o TRUST
--------------------------------------------------------------------------------
----------------------------------------------------
Name of Trust Agreement                                     Taxpayer I.D. Number
                   Date of Trust Agreement

--------------------------------------------------------------------------------
----------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary
- First, Initial, Last

--------------------------------------------------------------------------------
----------------------------------------------------
Name of Plan Administrator              Address             Phone Number
    Fax Number          E-mail Address

--------------------------------------------------------------------------------
----------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY
--------------------------------------------------------------------------------
----------------------------------------------------
Name of Corporation or Other Entity                         Occupation and
Employer Name/Address

--------------------------------------------------------------------------------
----------------------------------------------------
Taxpayer I.D. Number                                        Are you an
associated person of an NASD member?
                                                            o Yes     o No
================================================================================
====================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
================================================================================
====================================================
Street                                                      Home Phone
                                                            (     )
--------------------------------------------------------------------------------
----------------------------------------------------
City                                                        Business Phone
                                                            (     )
--------------------------------------------------------------------------------
----------------------------------------------------
State                              Zip                      Are you a U.S.
Citizen?  o  Yes    o  No (please specify country):

================================================================================
====================================================
3.   INITIAL INVESTMENT
================================================================================
====================================================

o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR
O C SHARES (A SHARES WILL BE PURCHASED

           UNLESS INDICATED OTHERWISE.)

STOCK FUNDS                            TAXABLE BOND FUNDS
        TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund
$_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund
$_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund
$_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______
        o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS
$_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund
$_______  o Florida Tax-Free Money Fund      $_______
o Utility Fund               $_______  o Short Term Government Income Fund
$_______  o Ohio Tax-Free Money Fund - R     $_______
                                       o Institutional Government Income Fund
$_______  o Ohio Tax-Free Money Fund - I     $_______

o TOTAL INVESTMENT OF $_________________
Please make check payable to the Touchstone Family of Funds or the applicable
Touchstone Fund.

================================================================================
====================================================
4.   DISTRIBUTION OPTION ([CHECK] one box only)

o Reinvest all dividends/short-term capital gains and long-term capital gains in additional shares
o Pay all dividends/short-term capital gains and long-term capital gains in cash
o Pay all dividends/short-term capital gains in cash and reinvest long-term capital gains
o Pay all long-term capital gains in cash and reinvest dividends/short-term capital gains
o Cross Reinvestment: Please call Touchstone at 800.543.0407 for further instructions.
If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
================================================================================
====================================================
5.   RIGHTS OF ACCUMULATION
================================================================================
====================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
--------------------------------------------------------------------------------
----------------------------------------------------
Fund Name

--------------------------------------------------------------------------------
----------------------------------------------------
Shareholder Name

--------------------------------------------------------------------------------
----------------------------------------------------
Account Number

================================================================================
====================================================
6.   LETTER OF INTENT
================================================================================
====================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds,  you may be
entitled  to a reduced  sales  charge.  I agree to the  terms of the  Letter of
Intent  set  forth in the  Statement  of  Additional
Information.

o Although I'm not obligated to do so, I plan to invest over a 13-month period a total of at least:

  o $50,000         o $100,000          o $250,000

  o $500,000        o $1,000,000 or more

o I am already investing under an existing Letter of Intent in the following
account number:    .
================================================================================
====================================================
7.   AUTOMATIC INVESTMENT PLAN
================================================================================
====================================================
This plan provides for regular  subsequent  investments to be made electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge at the
Touchstone Family of Funds, and you may cancel at any time
with no obligation or penalty.

Please withdraw from my bank account $  ___________ (minimum $50) on the   o
15th    o Last Business Day of the Month,

Monthly beginning ____/____/____ (date) to be invested per the instructions below.

STOCK FUNDS                            TAXABLE BOND FUNDS
        TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund
$_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund
$_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund
$_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______
        o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS
$_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund
$_______  o Florida Tax-Free Money Fund      $_______
o Utility Fund               $_______  o Short Term Government Income Fund
$_______  o Ohio Tax-Free Money Fund - R     $_______
                                       o Institutional Government Income Fund
$_______  o Ohio Tax-Free Money Fund - I     $_______

--------------------------------------------------------------------------------
----------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please
attach a preprinted deposit slip)
--------------------------------------------------------------------------------
----------------------------------------------------
Bank Account Registration                                   Bank Name

--------------------------------------------------------------------------------
----------------------------------------------------
Street                                                      City
                   State               Zip

--------------------------------------------------------------------------------
----------------------------------------------------
Bank Routing Number                                         Bank Account Number

--------------------------------------------------------------------------------
----------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this
                                       Date
new account with the Touchstone Family of Funds must sign here:

X

================================================================================
====================================================
8.   TELEPHONE TRANSFERS AND REDEMPTIONS
================================================================================
====================================================

Unless the boxes below are checked, by signing this Application, the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone instructions, or on telephone instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's behalf. The undersigned agrees that any redemption or exchange made pursuant to this authorization shall be subject to the provisions of the current Prospectus of each Fund, and that neither the Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine, including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss.
In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures, which may include, among others, requiring forms of personal identification prior to acting upon telephone instructions and providing written confirmation of the transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR
MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF
THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do not want to use telephone authorization.)

o I do not elect the telephone exchange privilege.          o I do not elect the
telephone redemption privilege.
================================================================================
====================================================
9.   ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
================================================================================
====================================================
o If you are eligible for exemption  from sales charges as described in the
Statement of Additional  Information,  please check here
  and attach Form 7008.
================================================================================
====================================================
10.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
================================================================================
====================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including
the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption privileges (unless declined) described in the Fund's current Prospectus and agree that the Fund, its Distributor and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and Distributor's Privacy Protection Policy and agree not to hold the Trust and its Distributor and their respective officers, employees, agents and affiliates liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any instructions given pursuant to this Application and for myself (ourselves) and my (our) successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL
RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNDER PENALTY OF
PERJURY, I/WE ALSO CERTIFY THAT:

a. The number shown on this application is my/our correct taxpayer identification number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and

b. I am/we are not subject to backup withholding because:

   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or
(iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and

c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE: Mark through item "b" if you have been notified by the IRS that you are subject to backup withholding because of underreporting interest or dividends on your tax return.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this Application.

The IRS does not require  your consent to any  provision of this  document other than the  certifications  required to avoid backup
withholding.
--------------------------------------------------------------------------------
----------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
--------------------------------------------------------------------------------
----------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
--------------------------------------------------------------------------------
----------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
--------------------------------------------------------------------------------
----------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
--------------------------------------------------------------------------------
----------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
--------------------------------------------------------------------------------
----------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

================================================================================
====================================================
11.  FOR COMPLETION BY INVESTMENT DEALER
================================================================================
====================================================
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
--------------------------------------------------------------------------------
----------------------------------------------------
Investment Dealer Name

--------------------------------------------------------------------------------
----------------------------------------------------
Dealer's Corporate Office Address                                     City
                   State               Zip

--------------------------------------------------------------------------------
----------------------------------------------------
Representative's Name

--------------------------------------------------------------------------------
----------------------------------------------------
Representative's Branch Office Address                                City
                   State               Zip

--------------------------------------------------------------------------------
----------------------------------------------------
Representative's Telephone Number
Representative's Number

--------------------------------------------------------------------------------
----------------------------------------------------
Authorized Signature of Investment Dealer
X
--------------------------------------------------------------------------------
----------------------------------------------------
Title

================================================================================
====================================================

FIFTH THIRD - SIGNATURE CARD
                                         CHECKING
================================================================================
====================================================
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.
(Name of Fund)

Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund. $100 minimum on checks written.

PRINT CLEARLY
Name of Account

--------------------------------------------------------------------------------
----------------------------------
Account Number                                                        Date
               --------------------------------------------------
-------------------------------------------------------

The registered owner(s) of this account must sign below. By signing this card the signatory(ies) agrees to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------
--------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------
--------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT
TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check
here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check
here if only one signature is required on checks
--------------------------------------------------------------------------------
----------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
================================================================================
====================================================
12.  SYSTEMATIC WITHDRAWAL PLAN
================================================================================
====================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates  your need to make a special  request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligations or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my
Touchstone account(s) o Monthly o Quarterly o Annually
o Semi-Annually beginning on or about the last day of ________________ (month, year) from the fund(s) listed below:

STOCK FUNDS                            TAXABLE BOND FUNDS
        TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund
$_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund
$_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund
$_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______
        o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS
$_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund
$_______  o Florida Tax-Free Money Fund      $_______
o Utility Fund               $_______  o Short Term Government Income Fund
$_______  o Ohio Tax-Free Money Fund - R     $_______
                                       o Institutional Government Income Fund
$_______  o Ohio Tax-Free Money Fund - I     $_______
================================================================================
====================================================

Existing Account Number (if applicable)      o Make check payable to the account
owner(s) and send to the address of record
                                             o Make check payable to a third
party and send to the name and address below:
--------------------------------------------------------------------------------
----------------------------------------------------
Name - First, Initial, Last                                 Street

--------------------------------------------------------------------------------
----------------------------------------------------
City                                                        State
                             Zip

--------------------------------------------------------------------------------
----------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing
House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
--------------------------------------------------------------------------------
----------------------------------------------------
Bank Account Registration                                   Bank Name

--------------------------------------------------------------------------------
----------------------------------------------------
Street                                                      City
              State          Zip

--------------------------------------------------------------------------------
----------------------------------------------------
Bank Routing Number                                         Bank Account Number


--------------------------------------------------------------------------------
----------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign
here:

X
                             Date
================================================================================
====================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound,
   hereby agrees each with the other and with Fifth Third ("Bank"),  that the
Bank is appointed agent for such person(s) and as such
   agent, is directed to redeem shares registered in the name of such signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for
   application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such
   redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and
   shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates
       have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such
       shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or
       may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank;
and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any
       additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common,
   or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign
   each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the
   signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor
   shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related share  redemption  service  and its  agency  for the
   signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective heirs,  executors,  administrators  and assigns of the
   signatory(ies).
================================================================================
====================================================

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at: Touchstone Family of Funds . 221 East Fourth Street, Suite 300 . Cincinnati, Ohio 45202 . 800.543.0407 http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202
800.638.8194
www.touchstonefunds.com
-----------------------

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

                           TOUCHSTONE STRATEGIC TRUST

                       STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 2001




                              Emerging Growth Fund
                            International Equity Fund
                                 Value Plus Fund
                                Enhanced 30 Fund
                                  Utility Fund
                                   Equity Fund
                                Growth/Value Fund
                             Aggressive Growth Fund



This Statement of Additional Information is not a prospectus. It should be read together with the Funds' Prospectus dated August 1, 2001. You may receive a copy of the Funds' Prospectus by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling the Trust nationwide toll-free 800-543-0407, or in Cincinnati 362-4921.

                           TOUCHSTONE STRATEGIC TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS                                                           PAGE

THE TRUST ................................................................     3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS ............................     4

INVESTMENT RESTRICTIONS ..................................................    28

TRUSTEES AND OFFICERS ....................................................    38

THE INVESTMENT ADVISOR AND SUB-ADVISORS ..................................    41

THE DISTRIBUTOR ..........................................................    44

DISTRIBUTION PLANS .......................................................    46

SECURITIES TRANSACTIONS ..................................................    48

PORTFOLIO TURNOVER .......................................................    51

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE .....................    52

CHOOSING A SHARE CLASS ...................................................    52

OTHER PURCHASE INFORMATION ...............................................    58

TAXES ....................................................................    60

REDEMPTION IN KIND .......................................................    63

HISTORICAL PERFORMANCE INFORMATION .......................................    63

PRINCIPAL SECURITY HOLDERS ...............................................    70

CUSTODIANS ...............................................................    76

AUDITORS .................................................................    76

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENTS ...........................    76

ANNUAL REPORT ............................................................    78

APPENDIX .................................................................

THE TRUST
---------

Touchstone Strategic Trust (the "Trust"), formerly Countrywide Strategic Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on November 18, 1982. The Trust currently offers eight series of shares to investors: the Utility Fund, the Equity Fund, the Growth/Value Fund, the Aggressive Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goal(s) and policies.

Pursuant to an Agreement and Plan of Reorganization, on May 1, 2000, each of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund succeeded to the assets and liabilities of another mutual fund of the same name which was an investment series of Touchstone Series Trust. The investment goals, strategies, policies and restrictions of each Fund and its Predecessor Fund are substantially identical. The financial data and information in this Statement of Additional Information with respect to the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund are for the Predecessor Funds.

Pursuant to an Agreement and Plan of Reorganization, on August 29, 1997, the Growth/Value Fund and the Aggressive Growth Fund succeeded to the assets and liabilities of another mutual fund of the same name which was an investment series of Trans Adviser Funds, Inc. The investment objective, policies and restrictions of each Fund and its Predecessor Fund are substantially identical. The financial data and information in this Statement of Additional Information with respect to the Growth/Value Fund and the Aggressive Growth Fund for periods ended prior to September 1, 1997 relate to the Predecessor Funds.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trust. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A shares, Class B shares and Class C shares of the Funds represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

Each Fund has its own investment goals, strategies and related risks. There can be no assurance that a Fund's investment goals will be met. The investment goals and practices of each Fund (except the Growth/Value Fund and the Aggressive Growth Fund) are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval, except in those instances where shareholder approval is expressly required. If there is a change in a Fund's investment goals, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The investment restrictions of the Funds are fundamental and can only be changed by vote of a majority of the outstanding shares of the applicable Fund.

A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Strategies and Risks") appears below:

FIXED-INCOME AND OTHER DEBT SECURITIES

Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by Standard & Poor's Rating Service ("S&P"), Moody's Investor Service, Inc. ("Moody's"), Duff & Phelps Bond Ratings, Fitch Investors Services, Inc. and Thomson BankWatch are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see the Appendix.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES. Securities rated in the fourth highest category by a rating organization although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also

(i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and
(ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for a Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations").

The Growth/Value Fund and the Aggressive Growth Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE-RELATED SECURITIES. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments will apply.

STRIPPED MORTGAGE-RELATED SECURITIES. These securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. A Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, a Fund will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

The Growth/Value Fund may also purchase Coupons Under Book Entry Safekeeping ("CUBES"), Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. The Growth/Value Fund will limit its investment in such instruments to 20% of its total assets.

ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS. Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables) or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at a time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

These instruments will be considered illiquid securities and so will be limited in accordance with a Fund's restrictions on illiquid securities.

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them, which would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

A Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Each Fund (except the Utility Fund) may not invest more than 15% of its net assets in securities which are illiquid or otherwise not readily marketable. The Utility Fund may not invest more than 10% of its net assets in securities which are illiquid or otherwise not readily marketable. The Trustees of the Trust have adopted a policy that the International Equity Fund may not invest in illiquid securities other than Rule 144A securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless it would not be in the best interests of shareholders to do so.

A Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Funds' limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.

The Aggressive Growth Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

Each of the Utility Fund, the Growth/Value Fund and the Aggressive Growth Fund may invest up to 10% of its total assets at the time of purchase in the securities of foreign issuers. The Utility Fund may also invest in non-U.S. dollar-denominated securities principally traded in financial markets outside the United States. The Emerging Growth Fund may invest up to 20% of its total assets in securities of foreign issuers

EMERGING MARKET COUNTRIES. Emerging Market Countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States). When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that (i) has its principal trading market for its stock in an emerging market country, or (ii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

The Emerging Growth Fund may invest up to 10% of its total assets in Emerging Market Countries and the International Equity Fund may invest up to 40% of its total assets in Emerging Market Countries.

Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

SPECIAL CONSIDERATIONS CONCERNING EASTERN EUROPE. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics).

So long as the Communist Party continues to exercise a significant or, in some cases, dominant role in Eastern European countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the interests of a Fund's shareholders.

CURRENCY EXCHANGE RATES. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

ADRS, EDRS AND CDRS. ADRs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Funds. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

OPTIONS

A Fund may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Funds have adopted certain other nonfundamental policies concerning option transactions which are discussed below. A Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

PURCHASING OPTIONS ON U.S. GOVERNMENT SECURITIES. The Utility Fund may purchase put options on U.S. Government securities to protect against a risk that an anticipated rise in interest rates would result in a decline in the value of the Fund's portfolio securities. The Fund may purchase call options on U.S. Government securities as a means of obtaining temporary exposure to market appreciation when the Fund is not fully invested.

A put option is a short-term contract (having a duration of nine months or less) which gives the purchaser of the option, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. A call option is a short-term contract which gives the purchaser of the call option, in return for a premium, the right to buy the underlying security at a specified price during the term of the option. The purchase of put and call options on U.S. Government securities is analogous to the purchase of puts and calls on stocks. The Fund will purchase options on U.S. Treasury Bonds, Notes and Bills only.

There are special considerations applicable to options on U.S. Treasury Bonds and Notes. Because trading interest in options written on U.S. Treasury Bonds and Notes tends to center on the most recently auctioned issues, the Exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of U.S. Treasury Bonds and Notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

To terminate its rights with respect to put and call options which it has purchased, the Fund may sell an option of the same series in a "closing sale transaction." A profit or loss will be realized depending on whether the sale price of the option plus transaction costs is more or less than the cost to the Fund of establishing the position. If an option purchased by the Fund is not exercised or sold, it will become worthless after its expiration date and the Fund will experience a loss in the form of the premium and transaction costs paid in establishing the option position.

The option positions may be closed out only on an exchange which provides a secondary market for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The option activities of the Fund may affect its turnover rate and the amount of brokerage commissions paid by the Fund. The Fund pays a brokerage commission each time it buys or sells a security in connection with the exercise of an option. Such commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.

A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, a Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Fund Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

OPTIONS ON STOCKS. Each Fund which invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

The Utility Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. The Aggressive Growth Fund may write covered call options if, immediately thereafter, not more than 25% of its net assets would be committed to such transactions. As long as the Securities and Exchange Commission continues to take the position that unlisted options are illiquid securities, the Utility Fund will not commit more than 10% of its net assets and the Aggressive Growth Fund will not commit more than 15% of its net assets to unlisted covered call transactions and other illiquid securities.

OPTIONS ON SECURITIES INDEXES. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple.

The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES. A Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

To the extent permitted by U.S. federal or state securities laws, the International Equity Fund may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

PURCHASING OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Utility Fund may purchase put and call options on interest rate futures contracts. The purchase of put options on interest rate futures contracts hedges the Fund's portfolio against the risk of rising interest rates. The purchase of call options on futures contracts is a means of obtaining temporary exposure to market appreciation at limited risk and is a hedge against a market advance when the Fund is not fully invested. Assuming that any decline in the securities being hedged is accompanied by a rise in interest rates, the purchase of options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund will tend to experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. The Fund may purchase put and call options on interest rate futures which are traded on a national exchange or board of trade and sell such options to terminate an existing position. The Fund may not enter into interest rate futures contracts. Options on interest rate futures are similar to options on stocks except that an option on an interest rate future gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

As with options on stocks, the holder of an option on an interest rate futures contract may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. In addition to the risks which apply to all options transactions, there are several special risks relating to options on interest rate futures contracts. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the use of interest rate futures, the purchase of options on interest rate futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options, plus transaction costs.

OPTIONS ON FOREIGN CURRENCIES. Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of Options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the Exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES. Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS. Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

BORROWING AND LENDING

BORROWING. The Funds may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge their assets to secure such borrowings. The Investment Company Act of 1940 requires the Funds to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Funds would be required to reduce their borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce their borrowings, the Funds might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Funds may have less net investment income during periods when its borrowings are substantial. The interest paid by the Funds on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

A Fund may be permitted to borrow for the purposes of leveraging. Borrowing for investment increases both investment opportunity and investment risk. Such borrowings in no way affect the federal tax status of the Fund or its dividends. If the investment income on securities purchased with borrowed money exceeds the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment income fails to cover the Fund's costs, including the interest on borrowings or if there are losses, the net asset value of such Fund's shares will decrease faster than would otherwise be the case. This is the speculative factor known as leverage

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this test. Complying with this limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

LENDING. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

It is the present intention of the Equity Fund and the Utility Fund to limit the amount of loans of portfolio securities to no more than 25% of a Fund's net assets.

OTHER INVESTMENT POLICIES

SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

REPURCHASE AGREEMENTS. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Fund Sub-Advisor, acting under the supervision of the Advisor and the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS. In a reverse repurchase agreement a Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Fund for purposes of the limitations described in "Investment Restrictions" below.

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Fund Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, a Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

In addition, for the same purposes, the Sub-Advisor of the International Equity Fund may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated in the top two rating categories by a national rating organization or, if unrated, are determined by the Fund Sub-Advisor to be of equivalent quality.

A Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

CONVERTIBLE SECURITIES. Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

ASSET COVERAGE. To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. A Fund may purchase warrants and rights, provided that no Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

SHORT-TERM  TRADING.  The Aggressive  Growth Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Aggressive Growth Fund in order to take advantage of what the Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of the Aggressive Growth Fund and its transaction costs.

VARIABLE AND FLOATING RATE SECURITIES. The Growth/Value Fund and the Aggressive Growth Fund may acquire variable and floating rate securities, subject to each Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

DERIVATIVES. A Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative.

RATING SERVICES

The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix to this Statement of Additional Information.

INVESTMENT RESTRICTIONS
-----------------------

The following investment restrictions are "fundamental policies" of each Fund and may not be changed with respect to a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

THE LIMITATIONS APPLICABLE TO THE INTERNATIONAL EQUITY FUND, THE VALUE PLUS FUND AND THE ENHANCED 30 FUND ARE:

     1. BORROWING MONEY. The Funds will not borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money (including through reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below;

     2. UNDERWRITING SECURITIES. The Funds will not underwrite securities issued by other persons except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     3. LOANS. The Funds will not make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans do not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     4. REAL ESTATE, MINERAL LEASES AND COMMODITIES. The Funds will not purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     5. CONCENTRATION OF INVESTMENTS. Each Fund will not concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

     6. SENIOR SECURITIES. A Fund will not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

     7. AMOUNTS INVESTED IN ONE ISSUER. With respect to 75% of its total assets taken at market value, a Fund will not invest in assets other than cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     ADDITIONAL RESTRICTIONS. Each of the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund (or the Trust, on behalf of each Fund) have adopted the following additional restrictions as a matter of "operating policy." These restrictions are changeable by the Board of Trustees without shareholder vote, except that no operating policy or investment restriction shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives.

     1. BORROWING MONEY. A Fund will not borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

     2. PLEDGING. A Fund will not pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

     3. MARGIN PURCHASES. A Fund will not purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     4. SELLING SECURITIES. A Fund will not sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     5. INVESTING FOR CONTROL. A Fund will not invest for the purpose of exercising control or management;

     6. SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund will not purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for a Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund
     (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

     7. ILLIQUID SECURITIES. A Fund will not invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees has determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees has determined that the commercial paper is equivalent quality and is liquid;

     8. RESTRICTED SECURITIES. A Fund will not invest more than 10% of its total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 44A Securities deemed liquid by the Fund's Board of Trustees);

     9. SECURITIES OF ONE ISSUER. A Fund will not purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     10. SHORT SALES. A Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

     11. PURCHASE OF PUTS AND CALLS. A Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

     12. WRITING  OF PUTS AND  CALLS.  A Fund will not  write  puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

     13. PUTS AND CALLS ON FUTURES. A Fund will not buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

THE LIMITATIONS APPLICABLE TO THE EMERGING GROWTH FUND ARE:

     1. BORROWING MONEY. The Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING SECURITIES. The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

     3. LOANS. The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper and
     (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate, or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Fund will not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

     6. CONCENTRATION OF INVESTMENTS. The Fund will not purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     ADDITIONAL RESTRICTIONS. The Emerging Growth Fund (or the Trust, on behalf of the Fund) has adopted the following additional restrictions as a matter of "operating policy." These restrictions are changeable by the Board of Trustees without shareholder vote, except that no operating policy or investment restriction shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives.

     1. BORROWING MONEY. The Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

     2. SENIOR SECURITIES. The following activities will not be considered to be issuing senior securities with respect to the Fund:

          1. Collateral arrangements in connection with any type of option, futures contract, forward contract or swap.
          2. Collateral arrangements in connection with initial and variation margin.
          3. A pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings.
          4. A pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

THE LIMITATIONS APPLICABLE TO THE UTILITY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. MARGIN PURCHASES. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions or to the extent necessary to engage in transactions described in the Statement of Additional Information which involve margin purchases).

     4.  SHORT SALES. The Fund will not make short sales of securities.

     5. OPTIONS. The Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures except as described in the Statement of Additional Information.

     6. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

     7. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

     8. ILLIQUID INVESTMENTS. The Fund will not purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities.

     9. REAL ESTATE. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

     10. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.

     12. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company.

     13. AMOUNT INVESTED IN ONE ISSUER. The Fund will not invest more than 5% of its total assets in the securities of any issuer; provided, however, that there is no limitation with respect to investments and obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     14. VOTING SECURITIES OF ANY ISSUER. The Fund will not purchase 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase more than 10% of the outstanding voting securities of any other issuer.

     15. SECURITIES OWNED BY AFFILIATES. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or partners of its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     16. INDUSTRY CONCENTRATION. Under normal market conditions, the Fund will invest more than 25% of its total assets in the public utilities industry. The Fund will not invest more than 25% of its total assets in any particular industry except the public utilities industry. For purposes of this limitation, the public utilities industry includes companies that produce or supply electric power, natural gas, water, sanitary services, telecommunications and other communications services (but not radio or television broadcasters) for public use or consumption.

     17. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

THE LIMITATIONS APPLICABLE TO THE EQUITY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities. The Fund will not pledge, mortgage or hypothecate its assets except in connection with borrowings described in this investment limitation.

     2. MARGIN PURCHASES. The Fund will not purchase any securities on "margin" (except such short-term credit as are necessary for the clearance of transactions).

     3.  SHORT SALES. The Fund will not make short sales of securities.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures.

     5. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

     6. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     7. ILLIQUID INVESTMENTS. The Fund will not purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

     8. CONCENTRATION. The Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     9. REAL ESTATE. The Fund will not purchase, hold or deal in real estate, including real estate limited partnerships.

     10. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities if the borrower agrees to maintain collateral marked to market daily in an amount at least equal to the market value of the loaned securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.

     12. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company.

     13. SECURITIES OF ONE ISSUER. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

     14. SECURITIES OF ONE CLASS. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by the Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer).

     15. SECURITIES OWNED BY AFFILIATES. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or partners of its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     16. SENIOR SECURITIES. The Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving forward foreign currency exchange contracts, options, futures contracts, short sales and other similar permitted investments and techniques.

THE LIMITATIONS APPLICABLE TO THE GROWTH/VALUE FUND AND THE AGGRESSIVE GROWTH FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Growth/Value Fund's total assets. Each Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. OPTIONS. Each Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures except as described in this Statement of Additional Information.

     4. MINERAL LEASES. Each Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

     5. UNDERWRITING. Each Fund will not act as underwriters of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

     6. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     7. COMMODITIES. Each Fund will not purchase, hold or deal in commodities and will not invest in oil, gas or other mineral explorative or development programs.

     8. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except it may purchase (a) U.S. Government obligations, (b) securities of companies which deal in real estate, or (c) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

     9. LOANS. Each Fund will not make loans to other persons if, as a result, more than one-third of the value of its total assets would be subject to such loans. This limitation does not apply to (a) the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public or (b) entry into repurchase agreements.

     10. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control.

     11. SENIOR SECURITIES. Each Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving options, futures contracts and other similar permitted investments and techniques.

     THE FOLLOWING INVESTMENT LIMITATIONS FOR THE GROWTH/VALUE FUND AND THE AGGRESSIVE GROWTH FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER
APPROVAL:

     1. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or for which no readily available market exists (or engage in a repurchase agreement maturing in more than seven days) if, as a result thereof, more than 15% of the value of a Fund's net assets would be invested in such securities.

     2. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information which involve margin purchases.

     3.  SHORT SALES. Each Fund will not make short sales of securities.

     4. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

     With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Utility Fund will limit its investments so that it will not be a public utility holding company or acquire public utility company securities in violation of the Public Utility Holding Company Act of 1935.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Touchstone family of funds for the fiscal year ended March 31, 2001. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.



AGGREGATE
                                                               DEFERRED
COMPENSATION
                                               COMPENSATION    COMPENSATION
FROM THE
                          POSITION             FROM            ACCRUED
TOUCHSTONE
NAME                      HELD                 TRUST           FROM TRUST(1)
FAMILY(2)
----------------------    -----------------    ------------    -------------
------------
 J. Leland Brewster II    Trustee              $ 2,000         $   750
$ 12,250
 William O. Coleman       Trustee                3,786           1,151
 23,500
 Phillip R. Cox           Trustee                4,937               0
 23,500
 H. Jerome Lerner         Trustee                4,937               0
 16,750
*Jill T. McGruder         President/Trustee          0               0
      0
*Robert H. Leshner        Trustee                    0               0
      0
 Oscar P. Robertson       Trustee                3,552             885
 15,250
 Nelson Schwab, Jr.       Trustee                4,937               0
 23,500
 Robert E. Stautberg      Trustee                3,687           1,250
 23,500
 Maryellen Peretzky       Vice President             0               0
      0
 Tina D. Hosking          Secretary                  0               0
      0
 Scott A. Englehart       Treasurer                  0               0
      0
 Terrie A. Wiedenheft     Controller                 0               0
      0

(1) Effective January 1, 2001, each independent Trustee is eligible to participate in the Touchstone Trustee Deferred Compensation Plan which allows the Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Trustees from the Touchstone Family of Funds during the fiscal year ended March 31, 2001 is as follows: J. Leland Brewster - $3,010, William O. Coleman - $4,604, Oscar P. Robertson - $3,542 and Robert E. Stautberg - $5,000.

(2) The Touchstone family of funds consists of eight series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

*Ms.  McGruder,  as President and a director of Touchstone  Advisors,  Inc., the
Trust's investment advisor,  and  Touchstone  Securities,   Inc.,  the  Trust's
distributor, and a director of Integrated Fund Services, Inc., the Trust's transfer agent, and Mr. Leshner, as the Managing Director of Fort Washington Investment Advisors, Inc., a Fund Sub-Advisor, are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Messrs.  Lerner,  Schwab and Stautberg are members of the Audit  Committee.  The
Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls.

Messrs. Brewster, Coleman, Cox and Robertson are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues which may arise.

Messrs. Brewster, Coleman, Cox, Schwab and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees.

THE PRINCIPAL OCCUPATIONS OF THE TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST DURING THE PAST FIVE YEARS ARE SET FORTH BELOW:

J. LELAND BREWSTER II, Age 72, 201 East Fifth Street, Cincinnati, Ohio, is a retired Senior Partner of Frost Brown Todd LLP (a law firm).

WILLIAM O. COLEMAN, Age 72, 2 Noel Lane, Cincinnati, Ohio is a retired General Sales Manager and Vice President of The Procter & Gamble Company and a trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a director of LCA Vision (a laser vision correction institute).

PHILLIP R. COX, Age 53, 105 East Fourth Street, Cincinnati, Ohio is President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a director of the Federal Reserve Bank of Cleveland, Cincinnati Bell Inc. and Cinergy Corporation (a gas and electric company).

H. JEROME LERNER, Age 62, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a director of Slush Puppy Inc. (a manufacturer of frozen beverages) and Peerless Manufacturing (a manufacturer of bakery equipment).

ROBERT H. LESHNER, Age 61, 311 Pike Street, Cincinnati, Ohio is Managing Director of Fort Washington Investment Advisors, Inc. Until 1999, he was President and a director of Fort Washington Brokerage Services, Inc. (a registered broker-dealer), Integrated Fund Services, Inc. (a registered transfer agent) and IFS Fund Distributors, Inc. (a registered broker-dealer).

JILL T. McGRUDER, Age 46, 221 East Fourth Street, Cincinnati, Ohio is President, Chief Executive Officer and a director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (the investment advisor to the Trust) and Touchstone Securities, Inc. (the distributor for the Trust). She is a Senior Vice President of The Western-Southern Life Insurance Company and a director of Capital Analysts Incorporated (a registered investment adviser and broker-dealer), Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also President and a director of Fort Washington Brokerage Services, Inc., IFS Agency Services, Inc. (insurance agency) and IFS Insurance Agency, Inc. Until December 1996, she was National Marketing Director of Metropolitan Life Insurance Co.

OSCAR P. ROBERTSON,  Age 62, 4293 Muhlhauser Road, Fairfield,  Ohio is President
of  Orchem  Corp.,  a  chemical  specialties   distributor,   and  Orpack  Stone
Corporation, a corrugated box manufacturer.

NELSON SCHWAB, JR., Age 83, 511 Walnut Street, Cincinnati, Ohio is Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a director of Rotex, Inc. (a machine manufacturer), The Ralph J. Stolle Company and Security Rug Cleaning Company.

ROBERT E. STAUTBERG, Age 66, 4815 Drake Road, Cincinnati, Ohio is a retired partner and director of KPMG Peat Marwick LLP. He is a trustee of Good Samaritan Hospital, Bethesda Hospital and Tri Health.

MARYELLEN PERETZKY, Age 48, 221 East Fourth Street, Cincinnati, Ohio is Senior Vice President and Secretary of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is Assistant Secretary of Fort Washington Investment Advisors, Inc. and is also Vice
President of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

TINA D. HOSKING, Age 32, 221 East Fourth Street, Cincinnati, Ohio is Vice President and Associate General Counsel of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Secretary of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

SCOTT A. ENGLEHART, Age 38, 221 East Fourth Street, Cincinnati, Ohio is President of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. From 1998 until 2000, he was a Director, Transfer Agency and Mutual Fund Distribution for Nationwide Advisory Services. From 1990 until 1998, he was Vice President, Client Services for BISYS Fund Services. He is also Treasurer of Touchstone
Tax-Free Trust and Touchstone Investment Trust and Assistant Treasurer of Touchstone Variable Series Trust.

TERRIE A. WIEDENHEFT, Age 39, 221 East Fourth Street, Cincinnati, Ohio is Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund
Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc. She is Chief Financial Officer of IFS Financial Services, Inc., Touchstone Advisors, Inc. and Touchstone Securities, Inc. and Assistant Treasurer of Fort Washington Investment Advisors, Inc. She is also Controller of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Each Trustee, except for Mr. Leshner and Ms. McGruder, receives a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for in person attendance at each Committee meeting or $250 for attendance by telephone. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

THE INVESTMENT ADVISOR AND SUB-ADVISORS
---------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor"), is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Leshner may be deemed to be an affiliate of the Advisor because of his position as Managing Director of Fort Washington Investment Advisors, Inc., a Fund Sub-Advisor. Ms. McGruder and Mr. Leshner, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Fund Sub-Advisors and determines whether or not a Fund's Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below:

        Emerging Growth Fund            0.80%

        International Equity Fund       0.95%

        Value Plus Fund                 0.75%

        Enhanced 30 Fund                0.65%

        Equity Fund                     0.75% on the first $200 million
        Utility Fund                    0.70% from $200 million to $500 million
                                        0.50% thereafter

        Growth/Value Fund               1.00% on the first $50 million
        Aggressive Growth Fund           .90% from $50 million to 100 million
                                         .80% from $100 million to $200 million
                                         .75% thereafter

Set forth below are the advisory fees incurred by the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund for the fiscal years ended December 31, 2000, 1999 and 1998 and the fiscal period ended March 31, 2001. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below:

                                      2001        2000        1999        1998
Emerging Growth Fund(1)             $ 46,242    $135,631    $ 96,269    $ 76,428
International Equity Fund(2)        $ 27,519    $133,774    $117,039    $110,226
Value Plus Fund(3)                  $ 95,925    $324,524    $224,988    $123,531

(1) The Advisor waived fees and/or reimbursed the Fund $113,774, $420,137 and $43,744 for the fiscal years ended December 31, 2000, 1999 and 1998, respectively. The Advisor waived fees and reimbursed the Fund $23,370 for the fiscal period ended March 31, 2001.

(2) The Advisor waived fees and/or reimbursed the Fund $209,033, $545,324 and $126,131 for the fiscal years ended December 31, 2000, 1999 and 1998, respectively. The Advisor waived fees and reimbursed the Fund $58,395 for the fiscal period ended March 31, 2001.
(3) The Advisor waived fees and/or reimbursed the Fund $92,399, $609,862 and $48,591 for the fiscal periods ended December 31, 2000, 1999 and 1998, respectively. The Advisor waived fees and reimbursed the Fund $36,416 for the fiscal period ended March 31, 2001.

Set forth below are the advisory fees incurred by the Utility Fund, the Equity Fund, the Growth/ Value Fund, the Aggressive Growth Fund and the Enhanced 30 Fund during the fiscal years ended March 31, 2001, 2000 and 1999. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the investment advisor and principal underwriter for the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund. The investment advisor has waived fees and reimbursed expenses of certain Funds as set forth in the footnotes below:

                                         2001            2000            1999
                                         ----            ----            ----
Utility Fund(1)                       $  266,561      $  331,290      $  326,576
Equity Fund                              445,595         489,858         375,212
Growth/Value Fund                      1,349,398         394,150         254,571
Aggressive Growth Fund(2)                338,053         177,191         125,575
Enhanced 30 Fund (3)                      45,042              --              --

(1) The Advisor voluntarily waived $12,947 of its fees for the fiscal year ended March 31, 2001.
(2) The investment advisor voluntarily waived fees and reimbursed the Fund $105,414 for the fiscal year ended March 31, 2001 and waived $56,232 and $6,473 of its fees for the fiscal years ended March 31, 2000 and 1999, respectively.
(3) The Advisor voluntarily waived fees and reimbursed the Fund $75,716 for the fiscal period ended March 31, 2001.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Aggressive Growth Fund - 1.95% for Class A shares, 2.70% for Class B and Class C shares; Utility Fund - 1.34% for Class A shares, 2.50% for Class B and Class C shares. These expense limitations will remain in effect until at least March 31, 2002.

Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management and supervisory services to the International Equity Fund, the Emerging Growth Fund, the Value Plus Fund and the Enhanced 30 Fund in exchange for the payment of a sponsor fee by the Funds equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows: International Equity Fund - 1.60% for Class A shares, 2.35% for Class B and Class C shares; Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares; Enhanced 30 Fund - 1.00% for Class A shares, 1.75% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect until at least March 31, 2002.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force until May 1, 2002 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISORS. The Advisor has retained one or more sub-advisors ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor which is paid monthly at an annual rate of a Fund's average daily net assets as set forth below.

EMERGING GROWTH FUND
    TCW Investment Management Company            0.50%

    Westfield Capital Management Company, Inc.   0.45% on the first $10 million,
                                                 0.40% on the next $40 million,
                                                 0.35% thereafter
INTERNATIONAL EQUITY FUND
    Credit Suisse Asset Management               0.85% on the first $30 million,
                                                 0.80% on the next $20 million,
                                                 0.70% on the next $20 million,
                                                 0.60% thereafter

VALUE PLUS FUND, UTILITY FUND AND EQUITY FUND
    Fort Washington Investment Advisors, Inc.    0.45%

ENHANCED 30 FUND
    Todd Investment Advisors, Inc.               0.40%

GROWTH/VALUE FUND AND AGGRESSIVE GROWTH FUND
    Mastrapasqua & Associates, Inc.              0.60% on the first $50 million,
                                                 0.50% on the next $50 million,
                                                 0.40% on the next $100 million,
                                                 0.35% thereafter

The services provided by the Sub-Advisors are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of each Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
----------------

Touchstone Securities, Inc. ("Touchstone") is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Leshner may be deemed to be an affiliate of Touchstone because of his position as Managing Director of Fort Washington Investment Advisors, Inc., a sister company of Touchstone. Ms. McGruder and Mr. Leshner, by reason of such affiliations may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. served as the distributor for the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund.

Touchstone currently allows concessions to dealers who sell shares of the Funds. Touchstone receives that portion of the sales load which is not reallowed to the dealers who sell shares of a Fund. Touchstone retains the entire sales load on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended March 31, 2001, the aggregate underwriting commissions on sales of the Trust's shares were $981,892 of which Touchstone paid $862,036 to unaffiliated broker-dealers in the selling network, earned $36,113 as a broker-dealer in the selling network and retained $83,743 in underwriting commissions. For the fiscal year ended March 31, 2000, the aggregate underwriting commissions on sales of the Trust's shares were $610,423 of which the distributor paid $518,744 to unaffiliated broker-dealers in the selling network, earned $11,576 as a broker-dealer in the selling network and retained $80,103 in underwriting commissions. For the fiscal year ended March 31, 1999, the aggregate underwriting commissions on sales of the Trust's shares were $90,474 of which the distributor paid $69,549 to unaffiliated broker-dealers in the selling network, earned $12,602 as a broker-dealer in the selling network and retained $8,323 in underwriting commissions.

For the fiscal year ended December 31, 2000, the aggregate underwriting commissions on sales of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund were $81,578 of which the Touchstone paid $35,146 to unaffiliated broker-dealers in the selling network and earned $46,432 as a broker-dealer in the selling network. For the fiscal year ended December 31, 1999, the aggregate underwriting commissions on sales of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund were $52,561 of which Touchstone paid $44,996 to unaffiliated broker-dealers in the selling network and earned $7,595 as a broker-dealer in the selling network.

Touchstone retains the contingent deferred sales load on redemptions of shares of the Funds which are subject to a contingent deferred sales load. For the fiscal period ended March 31, 2001, Touchstone collected $19,062, $49,040, $637, $16,103, $141, $1,744 and $202 of contingent deferred sales loads on redemptions of Class C shares of the International Equity Fund, the Emerging Growth Fund, the Aggressive Growth Fund, the Growth/Value Fund, the Equity Fund, the Value Plus Fund and the Utility Fund, respectively. For the fiscal year ended March 31, 2000, the distributor collected $1,493, $261 and $2,100 of contingent deferred sales loads on redemptions of Class C shares of the Utility Fund, the Equity Fund and the Growth/Value Fund, respectively. For the fiscal year ended March 31, 1999, the distributor collected $457 and $693 of contingent deferred sales loads on redemptions of Class C shares of the Utility Fund and the Equity Fund, respectively.

For the fiscal year ended December 31, 2000, Touchstone collected $312, $10 and $391 of contingent deferred sales loads on redemptions of Class C shares of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund, respectively. For the fiscal year ended December 31, 1999, Touchstone collected $388, $343 and $265 of contingent deferred sales loads on redemptions of Class C shares of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund, respectively.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A SHARES -- The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of Class A shares of a Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended March 31, 2001, the aggregate distribution-related expenditures of the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund under the Class A Plan were $78,612, $140,619, $271,358 and $82,046, respectively. For the fiscal period ended March 31, 2001, the aggregate distribution-related expenditures of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund under the Class A Plan were $10,740, $4,408 and $30,610, respectively. Amounts were spent as follows:

                                                     GROWTH/   AGGRESSIVE
EMERGING  INTERNATIONAL  VALUE
                                  UTILITY  EQUITY    VALUE     GROWTH
GROWTH    EQUITY         PLUS
                                  FUND     FUND      FUND      FUND        FUND
    FUND           FUND
Printing and mailing of
prospectuses and reports to
prospective shareholders .......  $ 3,506  $  6,137  $  2,522  $ 1,306     $
0   $    0         $     0
Advertising and promotion ......        0         0        62        0
0        0               0
Payments to broker-dealers
and others for the sale or
retention of assets ............   75,106   134,482   268,774   80,740
10,740    4,408          30,610
                                  -------  --------  --------  -------
-------   ------         -------
                                  $78,612  $140,619  $271,358  $82,046
$10,740   $4,408         $30,610

For the fiscal year ended December 31, 2000, the aggregate distribution-related expenditures of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund under the Class A Plan were $30,368, $21,383 and $105,303, respectively.

CLASS B SHARES -- The Funds have also adopted a plan of distribution (the "Class B Plan") with respect to the Class B shares of a Fund. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above.

CLASS C SHARES -- The Funds have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of a Fund. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended March 31, 2001, the aggregate distribution-related expenditures of the Utility Fund, the Equity Fund and the Growth/Value Fund under the Class C Plan were $26,029, $31,545 and $267,725, respectively. For the fiscal period ended March 31, 2001, the aggregate distribution-related expenditures of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund were $14,849, $11,329 and $4,862, respectively. Amounts were spent as follows:

                                                    GROWTH/   EMERGING
INTERNATIONAL  VALUE
                                  UTILITY  EQUITY   VALUE     GROWTH    EQUITY
      PLUS
                                  FUND     FUND     FUND      FUND      FUND
      FUND
Printing and mailing of
prospectuses and reports to
prospective shareholders .......  $   283  $   335  $    263  $     0   $     0
      $    0
Payments to broker-dealers
and others for the sale or
retention of assets ............   25,746   31,210   267,462   14,849    11,329
       4,862
                                  -------  -------  --------  -------   -------
      ------
                                  $26,029  $31,545  $267,725  $14,849   $11,329
      $4,862

For the fiscal year ended December 31, 2000, the aggregate distribution-related expenditures of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund under the Class C Plan were $77,467, $78,139 and $14,437, respectively.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. The

Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit each Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder and Robert H. Leshner, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisors and are subject to review by the Advisor and the Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Set forth below are the brokerage commissions paid by the Funds during their three most recent fiscal years:

------------------------------------------------------------
NAME OF FUND                    PERIOD ENDED     AMOUNT OF
                                                COMMISSIONS
------------------------------------------------------------
Utility Fund                      3-31-01       $     73,214
------------------------------------------------------------
Utility Fund                      3-31-00             40,794
------------------------------------------------------------
Utility Fund                      3-31-99             10,031
------------------------------------------------------------
Equity Fund                       3-31-01             98,179
------------------------------------------------------------
Equity Fund                       3-31-00            113,900
------------------------------------------------------------
Equity Fund                       3-31-99             34,209
------------------------------------------------------------
Growth/Value Fund                 3-31-01            147,414
------------------------------------------------------------
Growth/Value Fund                 3-31-00             42,093
------------------------------------------------------------
Growth/Value Fund                 3-31-99             51,665
------------------------------------------------------------
Aggressive Growth Fund            3-31-01              7,306
------------------------------------------------------------
Aggressive Growth Fund            3-31-00             13,952
------------------------------------------------------------
Aggressive Growth Fund            3-31-99             36,619
------------------------------------------------------------
Enhanced 30 Fund                  3-31-01              6,967
------------------------------------------------------------
Emerging Growth Fund              3-31-01             13,443
------------------------------------------------------------
Emerging Growth Fund              12-31-00            37,969
------------------------------------------------------------
Emerging Growth Fund              12-31-99            24,912
------------------------------------------------------------
Emerging Growth Fund              12-31-98            21,590
------------------------------------------------------------
International Equity Fund         3-31-01             17,228
------------------------------------------------------------
International Equity Fund         12-31-00            99,732
------------------------------------------------------------
International Equity Fund         12-31-99            76,155
------------------------------------------------------------
International Equity Fund         12-31-98            64,980
------------------------------------------------------------
Value Plus Fund                   3-31-01             26,341
------------------------------------------------------------
Value Plus Fund                   12-31-00           113,157
------------------------------------------------------------
Value Plus Fund                   12-31-99            40,604
------------------------------------------------------------
Value Plus Fund                   12-31-98            44,920
------------------------------------------------------------

The higher commissions paid by the Utility Fund during the fiscal years ended March 31, 2001 and 2000, the higher commissions paid by the Equity Fund during the fiscal year ended March 31, 2000 and the higher commissions paid by the Value Plus Fund during the fiscal year ended December 31, 2000 are due to higher portfolio turnover rates. The higher commissions paid by the Growth/Value Fund during the fiscal year ended March 31, 2001 are due to increased assets.

Each Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

During the fiscal year ended March 31, 2001, the amount of brokerage transactions and related commissions for the Utility Fund directed to brokers due to research services provided were $2,764,179 and $4,800, respectively. During the fiscal year ended March 31, 2001, the amount of brokerage transactions and related commissions for the Equity Fund directed to brokers due to research services provided were $8,817,773 and $13,224, respectively. During the fiscal year ended March 31, 2001, the amount of brokerage transactions and related commissions for the Growth/Value Fund directed to brokers due to research services provided were $92,733,920 and $95,419, respectively. During the fiscal year ended March 31, 2001, the amount of brokerage transactions and related commissions for the Aggressive Growth Fund directed to brokers due to research services provided were $2,458,519 and $3,878, respectively.

During the fiscal period ended March 31, 2001, the amount of brokerage transactions and related commissions for the Emerging Growth Fund directed to brokers due to research services provided were $835,092 and $1,454, respectively. During the fiscal period ended March 31, 2001, the amount of brokerage transactions and related commissions for the International Equity Fund directed to brokers due to research services provided were $2,326,068 and $5,305, respectively. During the fiscal period ended March 31, 2001, the amount of brokerage transactions and related commissions for the Value Plus Fund directed to brokers due to research services provided were $9,274,626 and $15,463, respectively. During the fiscal year ended December 31, 2000, the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund did not direct any brokerage transactions to brokers in exchange for research services.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisors, it is not possible to place a dollar value on it. Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. A Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities which are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-

Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

During the fiscal year ended March 31, 2001, the Funds acquired common stock of the Trust's regular broker-dealers as follows:

--------------------------------------------------------------------------------
----
Name of Fund             Broker-Dealer              Number of Shares   Market
Value
                                                       At 3-31-01      as of
3-31-01
--------------------------------------------------------------------------------
----


Growth/Value Fund        Citigroup, Inc.*                80,333
3,613,378
Growth/Value Fund        Merrill Lynch & Co. Inc.        62,000
3,434,800
Aggressive Growth Fund   Merrill Lynch & Co. Inc.        19,000
1,052,600
Equity Fund              Citigroup, Inc.*                21,000
944,580
Enhanced 30 Fund         Citigroup, Inc.*                 4,666
209,877
Value Plus Fund          Citigroup, Inc.*                27,966
1,278,046
--------------------------------------------------------------------------------
----

*Salomon, Smith Barney is part of the Citigroup.

CODE OF ETHICS. The Trust, the Advisor, the Sub-Advisors and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate.

The Funds may engage in active trading to achieve their investment goals. The Growth/Value Fund expects that the average holding period of its equity securities will be between 18 and 36 months. If warranted by market conditions, the Aggressive Growth Fund may engage in short-term trading if the Sub-Advisor believes the transactions, net of costs, will result in improving the income or the appreciation potential of the Fund's portfolio. As a result, each Fund may have substantial portfolio turnover.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of shares of the Funds are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. Securities held by a Fund may be primarily listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result the net asset value of a Fund may be significantly affected by trading on days when the Trust is not open for business. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

CHOOSING A SHARE CLASS
----------------------

Each Fund offers three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced front-end sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales load so the entire purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:

CLASS   SALES LOAD                                   12b-1 FEE   CONVERSION
FEATURE
--------------------------------------------------------------------------------
--------

A       Maximum of 5.75% initial sales load            0.25%     None
        reduced for purchases of $50,000 and
        over; shares sold without an initial sales
        load may be subject to a 1.00% contingent
        deferred sales load during 1st year if a
        commission was paid to a dealer

B       Maximum 5.00% contingent deferred              1.00%     Class B  Shares
        sales load during the 1st year which                     automatically
convert
        decreases incrementally and is 0 after                   to Class A
shares after
        6 years                                                  approximately 8
years

C       1.00% contingent deferred sales                1.00%     None
        load during 1st year
--------------------------------------------------------------------------------
--------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the current initial sales load breakpoints for the purchase of Class A shares:

                                   Sales          Sales          Dealer
                                   Charge as      Charge as %    Reallowance
                                   % of Offering  of Net Amount  as % of Net
                                   Price          Invested       Amount Invested
                                   -------------  -------------  ---------------
Less than $50,000                  5.75%          6.10%          5.00%
$50,000 but less than $100,000     4.50           4.71           3.75
$100,000 but less than $250,000    3.50           3.63           2.75
$250,000 but less than $500,000    2.95           3.04           2.25
$500,000 but less than $1,000,000  2.25           2.30           1.75
$1,000,000 or more                 None           None

The following table shows the initial sales load breakpoints for the purchase of Class A shares of the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund for accounts opened before August 1, 1999:

                                   Sales          Sales          Dealer
                                   Charge as      Charge as %    Reallowance
                                   % of Offering  of Net Amount  as % of Net
                                   Price          Invested       Amount Invested
                                   -------------  -------------  ---------------
Amount  Invested
Less than $100,000                 4.00%          4.17%          3.60%
$100,000 but less than $250,000    3.50           3.63           3.30
$250,000 but less than $500,000    2.50           2.56           2.30
$500,000 but less than $1,000,000  2.00           2.04           1.80
$1,000,000 or more                 None           None

The following table shows the initial sales load breakpoints for the purchase of Class A shares of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund for accounts opened before May 1, 2000:

                                   Sales          Sales          Dealer
                                   Charge as      Charge as %    Reallowance
                                   % of Offering  of Net Amount  as % of Net
                                   Price          Invested       Amount Invested
                                   -------------  -------------  ---------------
Less than $50,000                  5.75%          6.10%          5.00%
$50,000 but less than $100,000     4.50           4.71           3.75
$100,000 but less than $250,000    3.50           3.63           2.75
$250,000 but less than $500,000    2.50           2.56           2.00
$500,000 but less than $1,000,000  2.00           2.04           1.60
$1,000,000 or more                 None           None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales load with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales loads set forth in the tables above. Purchases of Class A shares of any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

CLASS B SHARES

Class B shares of the Funds are sold at NAV without an initial sales load. Class B shares are subject to a contingent deferred sales charge if you redeem Class B shares within 6 years of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class B shares held for at least six years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE                       CDSC AS A
PURCHASE                         % OF AMOUNT
PAYMENT MADE                     SUBJECT TO CHARGE
--------------------------------------------------
First                            5.00%
Second                           4.00%
Third                            3.00%
Fourth                           2.00%
Fifth                            1.00%
Sixth                            1.00%
Seventh and thereafter*          None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales load and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CONTINGENT DEFERRED SALES LOAD

The contingent deferred sales load is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Transfer Agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The contingent deferred sales charge will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The contingent deferred sales load waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales loads imposed on redemptions are paid to Touchstone. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200 for redemptions of Class B shares. At the rate of 1.00%, the contingent deferred sales load would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the contingent deferred sales load for Class B shares. Assume that you open an account and purchase
1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 1,300 shares, the load is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in net asset value of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in net asset value of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will be charged the load. The redemption of the first 1,000 shares is in the third year of the contingent deferred sales load schedule and will be charged at the rate of 3.00%, or $300. The redemption of the next 300 shares is in the second year of the contingent deferred sales load schedule and will be charged at the rate of 4.00%, or $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the contingent deferred sales load schedule.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Funds is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above; (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, other than employee benefit plans described above; or
(3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a Dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any Purchaser of Class A shares of a Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:
1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
5. As part of certain promotional programs established by the Fund and/or Touchstone.
6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through Processing Organizations described in the Prospectus.
9. As part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Funds.
10. As part of an employee benefit plan which is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.
11. Using the proceeds of a redemption from an unaffiliated mutual fund (see below).

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

PROCEEDS OF REDEMPTION FROM AN UNAFFILIATED MUTUAL FUND. There is no initial sales charge on your purchase of shares in a Roth IRA or Roth Conversion IRA if
(1) you purchase the shares with the proceeds of a redemption made within the previous 180 days from another mutual fund complex and (2) you paid an initial sales charge or a contingent deferred sales charge on your investment in the other mutual fund complex.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:
1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan which is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

REINVESTMENT OF PROCEEDS FROM OTHER MUTUAL FUNDS. You may purchase shares of the Funds at NAV when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by Touchstone. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within 1 year of the purchase of such shares and no more than 60 days prior to your purchase of shares of a Fund. To make a purchase at NAV under this arrangement, you must submit a copy of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check from the other mutual fund, endorsed to the order of the Touchstone Family of Funds. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at net asset value may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of March 31, 2001, the International Equity Fund, the Emerging Growth Fund, the Growth/Value Fund, the Enhanced 30 Fund and the Value Plus Fund had capital loss carryforwards for federal income tax purposes of $835,988, $128,921, $2,005,441, $99,480 and $1,025,651, respectively, none of which expire prior to March 31, 2009. The Aggressive Growth Fund had capital loss carryforwards for federal income tax purposes of $871, none of which expire prior to August 31, 2008.

Each Fund shareholder will receive, if appropriate, various written notices at the end of the calendar year as to the federal income status of his dividends and distributions which were received from the Fund during the year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

FOREIGN TAXES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary. If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country. The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OF SHARES. Any gain or loss realized by a shareholder upon the sale or other disposition of any shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Until August 6, 2001, the backup withholding rate is 31%. This withholding will be reduced to 30.5% on August 6, 2001 and to 30% on January 1, 2002 for amounts paid in the year ending 2002. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION. Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable. The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the Investment Company Act of 1940 wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund's net assets at the beginning of such period.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

From time to time, the Funds may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                P(1 + T) = ERV
Where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS FOR THE PERIODS ENDED MARCH 31, 2001 ARE AS FOLLOWS:

Utility Fund (Class A)
----------------------
1 Year                                   -8.16%
5 Years                                   9.06%
10 Years                                  9.90%
Since inception (8-15-89)                 9.77%

Utility Fund (Class C)
----------------------
1 Year                                   -4.90%
5 Years                                   8.99%
Since inception (8-2-93)                  8.08%

Equity Fund (Class A)
---------------------
1 Year                                  -45.08%
5 Years                                   3.86%
Since inception (8-2-93)                  6.55%

Equity Fund (Class C)
---------------------
1 Year                                  -43.11%
5 Years                                   3.81%
Since inception (6-7-93)                  6.14%

Growth/Value Fund (Class A)
---------------------------
1 Year                                  -41.96%
5 Years                                  16.83%
Since inception (9-29-95)                18.06%

Growth/Value Fund (Class C)
---------------------------
1 Year                                  -39.65%
Since inception (8-1-99)                  3.87%

Aggressive Growth Fund (Class A)
--------------------------------
1 Year                                  -58.98%
5 Years                                   8.28%
Since inception (9-29-95)                 9.08%

Aggressive Growth Fund (Class C)
--------------------------------
Since inception (5-17-00)               -50.74%

Enhanced 30 Fund (Class A)
--------------------------
Since inception (5-1-00)                -15.71%

Enhanced 30 Fund (Class C)
--------------------------
Since inception (5-16-00)               -12.23%

Emerging Growth Fund (Class A)
------------------------------
1 Year                                  -10.42%
5 Years                                  17.23%
Since inception (10-3-94)                17.87%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                   -7.07%
5 Years                                  17.32%
Since inception (10-3-94)*               17.66%

International Equity Fund (Class A)
-----------------------------------
1 Year                                  -35.84%
5 Years                                   5.03%
Since inception (10-3-94)                 4.14%

International Equity Fund (Class C)
-----------------------------------
1 Year                                  -33.46%
5 Years                                   5.16%
Since inception (10-3-94)*                4.06%

Value Plus Fund (Class A)
-------------------------
1 Year                                   -6.41%
Since inception (5-1-98)                  3.55%

Value Plus Fund (Class C)
-------------------------
1 Year                                   -2.11%
Since inception (5-1-98)*                 4.11%

*Date reflects inception of the predecessor. The predecessor was a series of Select Advisors Trust C which was reorganized into Touchstone Series Trust, the Funds' previous Trust, on December 31, 1998.

Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales load which, if included, would reduce total return.

The total returns of the Utility Fund, the Equity Fund, the Growth/Value Fund, the Aggressive Growth Fund and the Enhanced 30 Fund as calculated in this manner for each of the last ten fiscal periods (or since inception) are as follows:

                                                                    GROWTH/
    AGGRESSIVE GROWTH          ENHANCED
                      UTILITY FUND          EQUITY FUND            VALUE FUND
           FUND                30 FUND
                   Class A    Class C    Class A    Class C    Class A    Class
C    Class A    Class C    Class A    Class C
--------------------------------------------------------------------------------
------------------------------------------------
Period Ended
------------
March 31, 1991    + 9.23%
March 31, 1992    +11.84%
March 31, 1993    +20.64%
March 31, 1994    - 2.11%    - 5.21%(1)  - 2.63%(1) - 2.91%(2)
March 31, 1995    + 3.68%    + 3.00%     + 8.07%    + 7.32%
March 31, 1996    +21.65%    +20.78%     +27.90%    +26.90%    +14.50%(3)
    + 8.40%(3)
March 31, 1997    + 5.61%    + 4.82%     +11.82%    +11.01%    +12.77%
    + 9.46%
March 31, 1998    +40.92%    +39.91%     +42.74%    +41.63%    +36.73%
    +33.53%
March 31, 1999    - 4.79%    - 5.92%     +14.30%    +13.03%    +29.89%
    +15.46%
March 31, 2000    +18.07%    +17.16%     +20.60%    +19.24%    +88.88%
+76.52%(4)+115.03%
March 31, 2001    - 2.56%    - 3.70%     -41.73%    -42.39%    -38.42%
-38.89%    -56.48%    -50.12%(5) -10.57%(5) -11.12%(6)

(1)  From date of initial public offering on August 2, 1993
(2)  From date of initial public offering on June 7, 1993
(3)  From date of initial public offering on September 29, 1995
(4)  From date of initial public offering on August 1, 1999
(5)  From date of initial public offering on May 1, 2000
(6)  From date of initial public offering on May 16, 2000

The total returns of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund as calculated in this manner for each of the fiscal periods since inception are as follows:

                      EMERGING GROWTH         INTERNATIONAL
                          FUND(1)             EQUITY FUND(1)      VALUE PLUS
FUND(2)

Period Ended        Class A     Class C     Class A    Class C    Class A
Class C
------------
----------------------------------------------------------------

December 31, 1994     2.72%       2.52%     - 8.80%    - 9.00%
December 31, 1995    22.56%      21.15%       5.29%      4.62%
December 31, 1996    10.56%       9.67%      11.61%     10.71%
December 31, 1997    32.20%      30.67%      15.57%     14.73%
December 31, 1998     2.57%       1.95%      19.94%     18.99%      4.29%
2.60%
December 31, 1999    45.85%      44.86%      39.50%      3.44%     15.51%
14.24%
December 31, 2000    25.92%      24.58%     -19.16%    -20.00%      1.91%
1.87%
March 31, 2001      - 4.95%     - 5.91%     -31.92%    -32.60%    - 0.74%    -
0.89%

(1)  From date of initial public offering on October 3, 1994
(2)  From date of initial public offering on May 1, 1998

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales load or over periods other than those specified for average annual total return.

THE AVERAGE ANNUAL COMPOUNDED RATES OF RETURN FOR THE FUNDS (EXCLUDING SALES LOADS) FOR THE PERIODS ENDED MARCH 31, 2001 ARE AS FOLLOWS:

Utility Fund (Class A)
----------------------
1 Year                                   -2.56%
3 Years                                   3.22%
5 Years                                  10.36%
10 Years                                 10.55%
Since inception (8-15-89)                10.33%

Utility Fund (Class C)
----------------------
1 Year                                   -3.70%
3 Years                                   2.03%
5 Years                                   9.27%
Since inception (8-2-93)                  8.26%

Equity Fund (Class A)
---------------------
1 Year                                  -41.73%
3 Years                                 -7.04%
5 Years                                   5.10%
Since inception (8-2-93)                  7.38%

Equity Fund (Class C)
---------------------
1 Year                                  -42.39%
3 Years                                  -8.09%
5 Years                                   4.07%
Since inception (6-7-93)                  6.32%

Growth/Value Fund (Class A)
---------------------------
1 Year                                  -38.42%
3 Years                                  14.74%
5 Years                                  18.22%
Since inception (9-29-95)                19.34%

Growth/Value Fund (Class C)
---------------------------
1 Year                                  -38.89%
Since inception (8-1-99)                  4.66%

Aggressive Growth Fund (Class A)
--------------------------------
1 Year                                  -56.48%
3 Years                                   2.61%
5 Years                                   9.57%
Since inception (9-29-95)                10.27%

Aggressive Growth Fund (Class C)
--------------------------------
Since inception (5-17-00)               -49.64%

Enhanced 30 Fund (Class A)
--------------------------
Since inception (5-1-00)                -10.57%

Enhanced 30 Fund (Class C)
--------------------------
Since inception (5-16-00)               -11.12%

Emerging Growth Fund (Class A)
------------------------------
1 Year                                   -4.95%
3 Years                                  15.37%
5 Years                                  18.61%
Since inception (10-3-94)                18.95%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                   -5.91%
3 Years                                  14.53%
5 Years                                  17.61%
Since inception (10-3-94)*               17.90%

International Equity Fund (Class A)
-----------------------------------
1 Year                                  -31.92%
3 Years                                  -1.54%
5 Years                                   6.28%
Since inception (10-3-94)                 5.10%

International Equity Fund (Class C)
-----------------------------------
1 Year                                  -32.61%
3 Years                                  -2.34%
5 Years                                   5.43%
Since inception (10-3-94)*                4.27%

Value Plus Fund (Class A)
-------------------------
1 Year                                   -0.74%
Since inception (5-1-98)                  5.67%

Value Plus Fund (Class C)
-------------------------
1 Year                                   -0.89%
Since inception (5-1-98)*                 4.57%

* Date reflects inception of the predecessor.

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time, the Funds may advertise their yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                           Yield = 2[(a-b/cd +1)  -1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

Performance quotations are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Funds. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding a Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare Fund performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars and ratings are effective for two weeks.

In addition, a Fund may also use comparative performance information of relevant indices, including the following:

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks.

The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.

The S&P Barra Growth Index is an index that contains stocks with higher price-to-book ratios and is considered representative of the large-cap growth asset class.

The S&P Utility Index is an unmanaged index consisting of three utility groups totaling 40 companies -21 electric power companies, 11 natural gas distributors and pipelines and 8 telephone companies.

The Russell 2000 Index is an unmanaged index of small cap performance.

The Russell 3000 Index is composed of the 3000 largest U.S. companies by market capitalization representing approximately 98% of the U.S. equity market.

The NASDAQ  Composite  Index is an unmanaged index of common stocks of companies
traded   over-the-counter  and  offered  through  the  National  Association  of
Securities Dealers Automated Quotations ("NASDAQ") system.

The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that a Fund will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of July 9, 2001, the following shareholders held over 5% of the outstanding shares of a Fund (or class):

--------------------------------------------------------------------------------
FUND                            SHAREHOLDER                           % OF FUND
                                                                      (OR CLASS)
--------------------------------------------------------------------------------
Equity Fund - Class A           Citizens Business Bank Trustee           6.81%
                                FBO Countrywide Credit
                                Industries, Inc. Defined Benefit
                                Purchase Plan
                                P.O. Box 671
                                Pasadena, CA
--------------------------------------------------------------------------------
Equity Fund - Class A           WSL Equity*                             43.52%
                                Fifth Third Bank Trustee
                                P.O. Box 630074
                                Cincinnati, OH
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Equity Fund - Class A           Western and Southern Life               10.81%
                                Insurance Company
                                Separate Account A
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Equity Fund - Class A           Western-Southern Life                    6.49%
                                Assurance Company
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Equity Fund - Class A           WASLIC Company II Inc.                  10.22%
                                802 West Street
                                Wilmington, DE
--------------------------------------------------------------------------------
Equity Fund - Class B           Touchstone Advisors Inc.*               25.53%
                                221 East Fourth Street
                                Cincinnati, OH
--------------------------------------------------------------------------------
Equity Fund - Class B           Richard E. Carman                        6.63%
                                Roth IRA
                                5207 Algean Drive
                                Canal Winchester, OH
--------------------------------------------------------------------------------
Equity Fund - Class B           Russell  Carman                          6.63%
                                Roth IRA
                                6117 Gioffre Woods Lane
                                Columbus, OH
--------------------------------------------------------------------------------
Equity Fund - Class B           Odean Hjelter, Jr.*                     36.73%
                                Roth IRA Conversion
                                483 East Elmina Drive
                                Columbus, IN
--------------------------------------------------------------------------------
Equity Fund - Class B           Laura J. Brown                          13.25%
                                Roth IRA
                                1920 Springbrook Avenue
                                Rockford, IL
--------------------------------------------------------------------------------
Equity Fund - Class B           Jamie L. Toth                            9.88%
                                7749 Primrose Drive
                                Mentor, OH
--------------------------------------------------------------------------------
Equity Fund - Class C           Clifford G. Neill TR                     9.80%
                                Clifford G. Neill DDS PC
                                Profit Sharing Plan
                                307 S. University
                                Carbondale, IL
--------------------------------------------------------------------------------
Growth/Value Fund - Class A     Charles Schwab & Co. Inc. Mutual         9.48%
                                Funds Special Custody Account for
                                Exclusive Benefit of its Customers
                                101 Montgomery Street
                                San Francisco, CA
--------------------------------------------------------------------------------
Growth/Value Fund - Class A     Scudder Trust Company                    9.81%
                                FBO An Account
                                P.O. Box 1757
                                Salem, NH
--------------------------------------------------------------------------------
Growth/Value Fund - Class B     Bear Stearns Securities Corp.            6.97%
                                FBO An Account
                                1 Metrotech Center North
                                Brooklyn, NY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth/Value Fund - Class B     Legg Mason Wood Walker Inc.              5.32%
                                FBO An Account
                                P.O. Box 1476
                                Baltimore, MD
--------------------------------------------------------------------------------
Growth/Value Fund - Class B     Legg Mason Wood Walker Inc.             10.03%
                                FBO An Account
                                P.O. Box 1476
                                Baltimore, MD
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Charles Schwab & Co. Inc. Mutual        14.65%
Class A                         Funds Special Custody Account for
                                Exclusive Benefit of its Customers
                                101 Montgomery Street
                                San Francisco, CA
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Property of Tabitha L. Wilson            7.04%
Class B                         3632 Higgins Road
                                Vassar, MI
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Thomas R. A'Becket & Andrew A.          15.07%
Class B                         Barresi Trustee, A'Becket & Barresi
                                Profit Sharing Plan & Trust
                                14333 Laurel Bowie Road
                                Laurel, MD
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Raymond James & Associates Inc. FBO      6.32%
Class B                         Fred L. Householder
                                3190 Williams Road
                                Columbus, OH
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Raymond James & Associates Inc.          5.75%
Class B                         CSDN Fred L. Householder
                                SEP IRA
                                3190 Williams Road
                                Columbus, OH
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Raymond James & Associates, Inc.         5.12%
Class B                         FBO Charles W. Radich & Marilyn J.
                                Radich JT/WROS
                                6115 Timberbrook Lane
                                Columbus, OH
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Raymond James & Associates Inc.         15.00%
Class B                         FBO Lucille W. Bolon
                                717 Neil Avenue
                                Columbus, OH
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Raymond James & Associates Inc.          7.12%
Class B                         FBO Karen  S. Siegel
                                3823 Charbonnet Court
                                Columbus, OH
--------------------------------------------------------------------------------
Aggressive Growth Fund -        Dain Rauscher Inc.                      17.74%
Class B                         FBO William W. Donald
                                T/O/D Account
                                8 Kenne Street
                                Columbia, MO
--------------------------------------------------------------------------------
Utility Fund - Class A          Merrill Lynch, Pierce Fenner &           5.44%
                                Smith Incorporated For the Sole
                                Benefit of its Customers
                                4800 Deer Lake Drive East
                                Jacksonville, FL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Utility Fund  - Class A         Scudder Trust Company                    6.14%
                                FBO An Account
                                P.O. Box 1757
                                Salem, NH
--------------------------------------------------------------------------------
Utility Fund - Class B          Touchstone Advisors Inc.*               33.25%
                                221 East Fourth Street
                                Cincinnati, OH
--------------------------------------------------------------------------------
Utility Fund - Class B          Richard E. Carman                        9.09%
                                Roth IRA
                                5207 Algean Drive
                                Canal Winchester, OH
--------------------------------------------------------------------------------
Utility Fund - Class B          Russell Carman                           9.09%
                                Roth IRA
                                6117 Gioffre Woods Lane
                                Columbus, OH
--------------------------------------------------------------------------------
Utility Fund - Class B          Odean Hjelter, Jr.*                     39.17%
                                Roth IRA Conversion
                                483 E. Elmina Drive
                                Columbus, IN
--------------------------------------------------------------------------------
Utility Fund - Class B          Kim A. Toth                              9.40%
                                Roth IRA
                                7749 Primrose Drive
                                Mentor, OH
--------------------------------------------------------------------------------
Utility Fund - Class C          Merrill Lynch, Pierce Fenner &          24.18%
                                Smith Incorporated
                                For the Sole Benefit of its
                                Customers
                                4800 Deer Lake Drive East
                                Jacksonville, FL
--------------------------------------------------------------------------------
Utility Fund - Class C          NFSC FEBO                                5.14%
                                Firstar Bank FBO Bergman Revocable
                                Trust of 1992
                                P.O. Box 1787
                                Milwaukee WI
--------------------------------------------------------------------------------
Emerging Growth Fund-Class A    Western-Southern Life Assurance          8.72%
                                Company
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Emerging Growth Fund-Class A    Merrill Lynch, Pierce Fenner &           9.15%
                                Smith Incorporated
                                For the Sole Benefit of its
                                Customers
                                4800 Deer Lake Drive East
                                Jacksonville, FL
--------------------------------------------------------------------------------
Emerging Growth Fund-Class B    Merrill Lynch, Pierce Fenner &          14.64%
                                Smith Incorporated
                                For the Sole Benefit of its
                                Customers
                                4800 Deer Lake Drive East
                                Jacksonville, FL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Emerging Growth Fund- Class B   PaineWebber for the Benefit of           5.29%
                                William Brandt
                                263 Whiley Road
                                Groton, MA
--------------------------------------------------------------------------------
Emerging Growth Fund-Class B    Stifel Nicolaus & Co. Inc.               5.00%
                                Jane M. Rutherford
                                501 North Broadway
                                St. Louis, MO
--------------------------------------------------------------------------------
Emerging Growth Fund-Class C    Western-Southern Life Assurance         21.45%
                                Company
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Emerging Growth Fund-Class C    Merrill Lynch, Pierce Fenner &          10.45%
                                Smith Incorporated
                                For the Sole Benefit of its
                                Customers
                                4800 Deer Lake Drive East
                                Jacksonville, FL
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class A        The Western & Southern Life             24.88%
                                Insurance Company
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class A        Western-Southern Life Assurance         68.59%
                                Company*
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class B        Stifel Nicolaus & Co. Inc.              23.88%
                                Roy T. Bryan IRA
                                501 North Broadway
                                St. Louis, MO
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class B        Stifel Nicolaus & Co. Inc.*             39.01%
                                Tanya L April Roth IRA
                                501 North Broadway
                                St. Louis, MO
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class B        Stifel Nicolaus & Co. Inc.              13.76%
                                Arnold Lehrman IRA
                                501 North Broadway
                                St. Louis, MO
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class B        Stifel Nicolaus & Co. Inc.               7.51%
                                FBO A Customer
                                501 North Broadway
                                St. Louis, MO
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class C        Stifel Nicolaus & Co. Inc.               6.48%
                                Gilbert S. Karp IRA
                                501 North Broadway
                                St. Louis, MO
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class C        National Financial Services Corp.       10.65%
                                FEBO  Denton Stewart Defined
                                Benefit Plan
                                121 Hunter Avenue
                                Ladue, MO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Enhanced 30 Fund-Class C        National Financial Services Corp.        8.43%
                                SEP IRA
                                FBO Edward J. Coyle
                                1 Heathercroft Court
                                Chesterfield, MO
--------------------------------------------------------------------------------
Enhanced 30 Fund-Class C        Stifel Nicolaus & Co. Inc.               5.47%
                                William L. Albert IRA
                                501 North Broadway
                                Saint Louis, MO
--------------------------------------------------------------------------------
International Equity Fund-      Western-Southern Life Assurance         51.87%
Class A                         Company*
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
International Equity Fund-      Fifth Third Bank TTEE                    7.55%
Class A                         FBO Columbus Life
                                P.O. Box 630074
                                Cincinnati, OH
--------------------------------------------------------------------------------
International Equity Fund-      Joyce K. Lewis                           5.32%
Class B                         Roth IRA
                                496 N. Applecross Road
                                Highland Heights, OH
--------------------------------------------------------------------------------
International Equity Fund-      Property of Tabitha L. Wilson*          85.86%
Class B                         3632 Higgins Road
                                Vassar, MI
--------------------------------------------------------------------------------
International Equity Fund-      Western-Southern Life Assurance         79.81%
Class C                         Company*
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Value Plus Fund-Class A         The Western & Southern Life             11.65%
                                Insurance Company
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Value Plus  Fund-Class A        CLIC Company I                          18.43%
                                802 West Street
                                Wilmington, DE
--------------------------------------------------------------------------------
Value Plus Fund-Class A         WASLIC Company II                        8.92%
                                802 West Street
                                Wilmington, DE
--------------------------------------------------------------------------------
Value Plus Fund-Class A         WSL Value Plus                          19.33%
                                Fifth Third Bank TTEE
                                P.O. Box 630074
                                Cincinnati, OH
--------------------------------------------------------------------------------
Value Plus Fund-Class A         Bank of NY Cust for American            5.98%
                                Federation of Musicians & Employers
                                Pension Fund
                                Amivest Corp Disc Inv Adv
                                One Wall Street
                                New York, NY
--------------------------------------------------------------------------------
 Value Plus Fund-Class A        The Western & Southern Life             13.17%
                                Insurance Company  DCAIF
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Plus Fund-Class B         Donaldson, Lufkin & Jenrette            91.04%
                                Securities Corporation Inc.*
                                FBO A Customer
                                P.O. Box 2052
                                Jersey City, NJ
--------------------------------------------------------------------------------
Value Plus Fund-Class C         The Western & Southern Life             15.64%
                                Insurance Company
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------
Value Plus Fund-Class C         Western-Southern Life Assurance         11.01%
                                Company
                                400 Broadway
                                Cincinnati, OH
--------------------------------------------------------------------------------

*May be deemed to control a Fund (or class) by virtue of the fact that it owned of record more than 25% of the outstanding shares as of July 9, 2001.

As of July 9, 2001, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class thereof).

CUSTODIANS
----------

Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts is the Custodian for the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund. The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, is the Custodian for the Utility Fund, the Equity Fund and the Enhanced 30 Fund. Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Custodian for the Growth/Value Fund and the Aggressive Growth Fund. Each Custodian acts as its Fund's depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, the Custodians receive from the Funds a base fee equal to a percentage of that Fund's net assets plus a charge for each security transaction, subject to a minimum annual fee.

AUDITORS
--------

The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for its current fiscal year. Ernst & Young LLP will perform an audit of the Trust's financial statements for its fiscal year end and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENTS
----------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor by reason of common ownership. Integrated receives a fee for its services as transfer agent payable monthly at an annual rate of $17 per account from each Fund; provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund.

In addition, the Funds pay out-of-pocket expenses, including but not limited to,
postage,   envelopes,   checks,  drafts,  forms,  reports,  record  storage  and
communication lines.

ACCOUNTING AND PRICING AGENT. Investors Bank & Trust Company provides accounting and pricing services to the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund. Integrated provides accounting and pricing services to the Enhanced 30 Fund, the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund. These services include calculating daily net asset value per share and maintaining all necessary books and records for the Funds. Integrated receives an accounting and pricing fee from each of the Enhanced 30 Fund, the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund in accordance with the following schedule:

              Asset Size of Fund                    Monthly Fee*
          ---------------------------               ------------
          $          0 - $ 50,000,000                 $2,000
            50,000,000 -  100,000,000                  2,500
           100,000,000 -  200,000,000                  3,000
           200,000,000 -  300,000,000                  3,500
           Over 300,000,000                            4,500**

* Subject to an additional monthly fee of $1,000 for each additional class of shares.
** Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, the Funds pay all costs of external pricing services.

ADMINISTRATIVE AGENT. Investors Bank & Trust Company provides administrative services to the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund. Integrated provides administrative services to the Enhanced 30 Fund, the Utility Fund, the Equity Fund, the Growth/Value Fund and the Aggressive Growth Fund. These administrative services include supplying non-investment related statistical and research data, internal regulatory compliance services, executive and administrative services, supervising the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of administrative services, Integrated receives a fee from the Advisor. The Advisor is solely responsible for the payment of these administrative fees and Integrated has agreed to seek payment of these fees solely from the Advisor.

SERVICE FEES PAID BY THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND AND THE VALUE PLUS FUND. Set forth below are the custody, administration and fund accounting fees paid during the fiscal periods ended December 31:

                                            2000           1999           1998
Emerging Growth Fund                      $ 83,161         87,024       $ 24,725
International Equity Fund                 $165,690        168,151       $ 30,559
Value Plus Fund                           $ 98,093         89,091       $ 16,667

ANNUAL REPORT
-------------

The Trust's annual report as of March 31, 2001 was audited by Ernst & Young LLP and is attached to this Statement of Additional Information.

ANNUAL
REPORT

MARCH 31, 2001

                                                       INTERNATIONAL EQUITY FUND

                                                       EMERGING GROWTH FUND

                                                       AGGRESSIVE GROWTH FUND

                                                       GROWTH/VALUE FUND

                                                       EQUITY FUND

                                                       ENHANCED 30 FUND

                                                       VALUE PLUS FUND

                                                       UTILITY FUND

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------

Management Discussion and Analysis                                          4-19
--------------------------------------------------------------------------------

Statements of Assets and Liabilities                                       20-21
--------------------------------------------------------------------------------

Statements of Operations                                                   22-24
--------------------------------------------------------------------------------

Statements of Changes in Net Assets                                        25-27
--------------------------------------------------------------------------------

Financial Highlights                                                       28-43
--------------------------------------------------------------------------------

Notes to Financial Statements                                              44-55
--------------------------------------------------------------------------------

Portfolios of Investments:
--------------------------------------------------------------------------------

   International Equity Fund                                               56-60
--------------------------------------------------------------------------------

   Emerging Growth Fund                                                    61-64
--------------------------------------------------------------------------------

   Aggressive Growth Fund                                                  65-66
--------------------------------------------------------------------------------

   Growth/Value Fund                                                       67-68
--------------------------------------------------------------------------------

   Equity Fund                                                             69-70
--------------------------------------------------------------------------------

   Enhanced 30 Fund                                                        71-72
--------------------------------------------------------------------------------

   Value Plus Fund                                                         73-75
--------------------------------------------------------------------------------

   Utility Fund                                                            76-77
--------------------------------------------------------------------------------

Results of Special Meeting of Shareholders                                    78
--------------------------------------------------------------------------------

Report of Independent Auditors                                                79
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

INTERNATIONAL EQUITY FUND

The Touchstone International Equity Fund returned -17.56% for the first quarter of 2001 and returned -31.92% for the one-year period ending March 31, 2001.
Credit Suisse Asset Management (CSAM) attributes the portfolio's underperformance of the EAFE benchmark during this period to a combination of stock selection and its positioning in the United Kingdom (U.K.), Continental Europe and Japan.

By far, CSAM's country weightings were least effective in Japan. Stock selection hurt performance most in the U.K., Continental Europe and Japan. The most positive contributions to overall performance came from several other aspects of CSAM's approach. These included its overweighting of energy companies, which fared well; stock selection within the pharmaceutical sector; and currency weightings in the yen (underweight) and pound (overweight).

Continental Europe. CSAM has reduced Continental Europe to underweight (i.e., relative to EAFE) from overweight earlier in the year. CSAM still likes Continental Europe, but the outlook appears less bright than previously thought. While the rate of macroeconomic growth on the Continent should stay higher and more stable than in the U.S. and key tax cuts should start to take effect in Germany, France and Italy over the next few years, CSAM expects equity markets to be most responsive to changes in European monetary policy.

Unfortunately, it now appears that monetary policy is less likely to change than was the case even a few weeks ago. Despite recent public comments by some of its members, the European Central Bank has chosen to leave rates alone and clearly stated on April 11 that it would probably continue to leave them alone until consumer inflation falls below its 2% threshold. CSAM agrees with the consensus view that prospects for Continental markets are not bright as long as the ECB does not cut rates.

U.K. CSAM is retaining an overweight in the U.K. There are a number of characteristics that add up to a compellingly favorable investment profile in the U.K. These include the world's healthiest trend in leading economic indicators; a virtual absence of inflation; a central bank that has cut short-term rates twice since February; stimulative government spending; and rising consumer confidence. The U.K. thus remains the single-biggest country allocation in the portfolio.

Japan. CSAM has raised Japan to an overweight from an underweight position. The primary reason for this was the recalcitrant Bank of Japan's monetary-policy shift on March 19, 2001. From a psychological point of view, this move was equivalent to both an acknowledgment that drastic action was needed to help the languishing Japanese economy, and a challenge to the nation's banks and political leaders to implement their own tough measures to get things back on track. Each of these was extraordinary in their own right.

CSAM's conclusion is that Japanese stocks should likely benefit from this shift even if it does not have the intended effect on the Japanese economy. History suggests that if the cash injected by the Bank of Japan into Japan's money supply is not used to fuel economic activity, it will most likely end up in financial assets like stocks. In other words, the Bank of Japan has created an opportunity whereby--for the first time in the last decade--one can optimistically buy Japanese equities without having to expect an imminent recovery in the Japanese economy.

Emerging markets. CSAM has restored exposure to emerging markets. CSAM had avoided emerging equity markets since the fourth quarter of 2000 based on their direct vulnerability to slowing macroeconomic growth in the U.S. and elsewhere in the developed world. If, as CSAM now believes, the slowdown is close to a trough, it makes sense to establish a beachhead position in emerging markets in advance, so as to derive the maximum benefit when things really start to pick up. CSAM expects to add further emerging exposure as time progresses.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Given the painful first quarter of 2001 for the world's equity markets, CSAM doesn't see the big picture getting much better in the near term. The broad view thus remains cautious at the moment.

Looking a bit further ahead, though, CSAM suspects that an upturn may be in the cards both in terms of macroeconomic conditions and the world's equity markets. With regard to the former, economies still appear sluggish but may begin to reflect the positive effects of lower interest rates -- particularly in the U.S. -- late this year or in 2002. Equity markets are showing signs of bottoming out and, if their historical role as an anticipation mechanism holds true, they may begin to appreciate around midyear, if macroeconomic sentiment starts to improve and investors become more willing to look beyond the present and buy based on hope for the future.

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
          INTERNATIONAL EQUITY FUND - CLASS A* AND THE MSCI EAFE INDEX

                               [GRAPHIC OMITTED]

-----------------------------------------------
          International Equity Fund
        Average Annual Total Returns**
           1 Year    5 Years    Since Inception
Class A   (22.2%)      5.0%          4.1%
Class C   (33.5%)       --           4.0%
-----------------------------------------------

                                          3/01

International Equity Fund - Class A     $13,017
MSCI EAFE Index                         $13,414

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on October 3, 1994 and the initial public offering Class C shares commenced on January 1, 1999.
**The average annual total returns shown above are adjusted for maximum applicable sales charges.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

EMERGING GROWTH FUND

The Touchstone Emerging Growth Fund returned -5.91% for the one-year period ended March 31, 2001 and -11.03% for the first quarter of 2001 as compared to -15.33% and -6.5% respectively for the Russell 2000 Index, its benchmark. Westfield Capital Management, as the growth-style manager of the Fund, continued their disciplined investment process to drive performance of the portfolio.

The U.S. economy grew by just 1% during the fourth quarter and by a little less during the past three months. For some time, monetary policy and fiscal policy have been highly restrictive. Until recently, money supply growth had slowed to a trickle and interest rates were high relative to underlying inflation. The government was generating far more in tax revenue than it was spending. As a result, surpluses mounted. Westfield has always felt that government at all levels should live within its means, but that some government debt is a good idea -- it defines the highest quality and assures that risk free investments are available to all.

Today, the economy hovers near recession. Announcements of worker layoffs and corporate retrenchment are in the news daily. Further cuts in interest rates are appropriate and substantial tax reductions are needed. Federal Reserve officials however, assure us that the economy will experience a strong second-half resurgence. Sadly, the U.S. economy has had a way of frustrating nearly all prognosticators for some time now.

Corporate profits are melting fast. Diminished expectations are trampled upon by revenue and earnings disappointments. Most profit estimates by analysts are subsequently too high. This first economic slowdown of the new millennium appears to be somewhat different than any since 1945. The economy in the decade of the 1990's was led ever upward by information technology. More efficient equipment was sold to the public until desk-top capacity exceeded that of a room full of computers just a decade ago. Inevitably, the demand for speed and capacity slowed. The result is the first interruption of the new economy.

Such corrections are inevitable. Consumer confidence and consumer spending has displayed mixed signals. New home starts have held up well and, until recently, auto sales have been okay. Other retail sales have sagged, however, so the future course of economic health in the United States is unclear. What is clear is that taxes and interest rates are too high.

Stock prices have been falling for over twelve months. In the past, markets have often reversed after falling for a year or so. Westfield suspects that a reversal is in progress, supported by expectations of reductions in taxes and interest rates. If the economy is in recession, it should run its course by year-end. The stock markets normally signal a renewed business upswing with a rally beginning about six months in advance. Westfield believes all of these events are nearby. Some patience is needed, but help is on the way.

Energy stocks will remain the driver of portfolio performance in the future. Near term, they may lag as traders switch to technology and telecommunications, which could have a relief rally soon. Further ahead, energy should reassert leadership. Westfield also expects health care and financial stocks to lead the market higher in the months ahead.

The value-style manager, David L. Babson & Company reported that the first quarter of 2001 saw a continued meltdown in the technology sector after a brief initial rally in January. Federal Reserve rate cuts did little to ease the general downward drift of the market indices as company after company announced slowing sales and disappointing earnings. Spending by businesses on capital equipment fell, while consumer spending held up reasonably well even in the face of declining consumer sentiment indices.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Small cap stocks, as represented by the Russell 2000 Index, beat large cap stocks, as represented by the S&P 500 Index, in first quarter performance only by declining in value at a lower rate. The total returns for both indices were negative.

The best performing sectors of the small cap market, as represented by the Russell 2000, in the first quarter were consumer staples (+6%), consumer discretionary (+3%), and auto and transportation (0%). The continued meltdown in fundamentals and extreme valuations for a broad range of technology and biotechnology stocks punished both technology and healthcare sectors. The weakest sectors of the small cap market in the quarter were technology (-27%), health care (-19%), energy (-7%), and producer durables (-6%).

Speculative excesses in financial markets have real world effects separate from immediate gains or losses experienced by investors. The great U.S. speculative bubble of 1999 and early 2000 encouraged a misallocation of capital that will reduce future domestic economic growth. The on-going value of much of that capital investment is nil. The depressing effects on economic growth are being offset by stimulative monetary policy and potentially fiscal policy. A meaningful tax cut combined with an easing Fed can sustain overall growth while the effects of speculative capital allocation are worked out. The consumer has remained remarkably resilient through the recent slowdown.

Small-cap stocks, which have now beaten large-cap stock performance in six of the past eight quarters, remain very attractively valued versus their large-cap counterparts. Also, as the Fed eases rates, credit spreads should narrow to the benefit of smaller companies. As larger companies seek to achieve earnings growth in a slowing economy, accretive acquisitions of more cheaply valued small companies will become increasingly commonplace. Babson believes, therefore, that the current small-cap cycle is still in its early stages.

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           EMERGING GROWTH FUND - CLASS A* AND THE RUSSELL 2000 INDEX

                               [GRAPHIC OMITTED]

-----------------------------------------------
              Emerging Growth Fund
         Average Annual Total Returns**
           1 Year    5 Years    Since Inception
Class A   (10.4%)     17.2%          17.9%
Class C    (7.1%)       --           22.7%
-----------------------------------------------

                                     3/01

Emerging Growth Fund - Class A     $29,103
Russell 2000 Index                 $19,258

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on October 3, 1994 and the initial public offering Class C shares commenced on January 1, 1999.
**The average annual total returns shown above are adjusted for maximum applicable sales charges.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

AGGRESSIVE GROWTH FUND

The Touchstone Aggressive Growth Fund invests in common stocks, targeting growth companies of various sizes that are believed likely to benefit from new or innovative products, services, or processes, and that have accelerating earnings and cash flow growth. The fund returned (56.48%) for the twelve months ending March 31, 2001 compared to the NASDAQ Composite Index, the Fund's benchmark, which returned (59.67%) for the same period.

The Fund has the flexibility to invest throughout the entire capitalization range. Mastrapasqua and Associates, the Fund's sub-advisors, are continually looking for attractive earnings growth that can be purchased at reasonable prices. This aggressive investment style relies heavily on the independent research of the portfolio managers. The Fund has comparatively low annual turnover. Investment decisions are made within an investment time frame horizon of three to five years.

An election crisis, earnings warnings and mounting apprehension that the Federal Reserve would not lower interest rates soon enough to avert a recession sparked a broad based sell-off in the equity market during the fourth quarter of last year. After beginning the first quarter of 2001 with a positive month that saw the Federal Reserve cut rates by a full percentage point, the sell-off returned with a vengeance. The NASDAQ Composite declined 25.5% and the S&P 500 was down 11.9% in the first quarter, sending this Index into bear market territory for the first time in thirteen years.

The Fund's performance was significantly affected by an over-weighting in the technology and telecommunication sectors. However, its important to recognize that the Fund's investment decisions are based on a three to five year time horizon. For the long-term investor, we believe that the future prospects for the Fund's sectors are even brighter now than before. It appears we are witnessing the beginning of a revolution in health care, with many exciting treatments in the areas of genomics and proteomics. The Internet is only in the early stages of its growth phase and a relatively small number of companies have implemented the technologies that will remove major costs from their operations and improve their profitability.

The use of Internet technology is shifting from the "Dot Coms" to "Old Economy" companies, which implies some slowing of growth due to cultural adoption hurdles as well as profitability hurdles. However, no respected observer believes that Internet technology is anything less than a spectacular communication tool that is just beginning to allow access into sources of new and rich productivity potential. Bandwidth infrastructure build-out is necessary to deliver high speed and reliable Internet data access. For example, EMC is a major data storage company, which now has a larger share of its market than IBM does of its markets.

There are also several companies in the biotechnology field that are very exciting in terms of new products. Idec Pharmaceuticals is a biopharmaceutical company with a new oncology drug used in conjunction with chemotherapy. Patients taking this drug during chemotherapy receive roughly twice the effectiveness and fewer of the side effects of other drugs.

In our judgement, we are well positioned for the next bull market by investing in healthcare, technology and other growth companies with strong future potential. When the present negative investor psychology shifts and the market is positioned to recover, we are confident that fundamentally strong companies will lead the way.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AGGRESSIVE GROWTH FUND - CLASS A* AND THE NASDAQ COMPOSITE INDEX

                               [GRAPHIC OMITTED]

------------------------------------------------
            Aggressive Growth Fund
        Average Annual Total Returns***
           1 Year    5 Years    Since Inception*
Class A   (58.98%)    8.28%          9.08%
Class C       --        --         (50.74%)**
------------------------------------------------

                                        3/01

Aggressive Growth Fund - Class A      $16,433
NASDAQ Composite Index                $17,891

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary form the performance of Class C shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced September 25, 1995, and the initial public offering of Class C shares commenced on May 17, 2000.
**Represents total return since May 17, 2000.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

GROWTH/VALUE FUND

The Touchstone Growth/Value Fund seeks long-term capital appreciation through equity investments in companies whose valuations may not yet reflect their prospects for accelerated earnings/cash flow growth. The Fund returned -38.42% for the twelve months ending March 31, 2001 compared to the S&P 500 Index, the Fund's benchmark, which returned -21.68% for the same period.

Portfolio Manager Frank Mastrapasqua's investment style is to assess the nature, duration and risk factors underlying the current economic, political, and market cycles in determining sector and security selection. Individual security selection focuses on companies believed to have the most attractive valuations based on independently derived earnings and cash flow growth rates, purchased at favorable risk-adjusted price to earnings ratios.

The markets ended the year 2000 in a tailspin. The S&P 500 Index and NASDAQ declined -9.10% and -39.18% respectively. A trend that began earlier with sluggish automobile sales spread to consumer durables, personal computers, semiconductors, outsourcing companies and mature telecommunication systems.

After beginning the first quarter of 2001 with a positive month that saw the Federal Reserve cut rates by a full percentage point, the sell-off that marked the fourth quarter of last year returned with a vengeance. The NASDAQ Composite declined 25.5% and the S&P 500 Index was down 11.9% in the first quarter, sending this Index into bear market territory for the first time in over 13 years. No sector in the S&P 500 Index had positive returns for the quarter.

The Fund's performance this past year was particularly affected by its technology and telecommunications holdings. The question is whether this bear market that's been with us for about a year is drawing to a conclusion or do we have another serious leg down that creates more risk? We conclude that the bear market is drawing to a close and the early seeds of a bull market are being planted right now. A more relevant question is, given where are we today, what companies are going to provide superior performance in the next 12 months?
Investors ought to be in the stocks that have the potential to recover handsomely. It is important that we have a fairly respectable presence in technology and leading edge health care companies, where the greater prospects for superior appreciation in value exist.

Although the economy continues to slow, the Fed reduced interest rates for the fourth time on April 18, 2001. More importantly, the growth rate of U.S. monetary aggregates recently accelerated into double-digit levels, intensifying liquidity growth. This factor has historically sparked stock price appreciation and economic activity.

None of the long-term trends upon which we have been making our investment decisions have changed. We believe that the future prospects are even brighter now than before. It appears we are witnessing the beginning of a revolution in health care, with many exciting treatments in the areas of genomics and proteomics. The Internet is only in the early stages of its growth phase and a relatively small number of companies have implemented the technologies that will remove major costs from their operations and improve their profitability. In our judgement, the portfolio is well positioned for the next bull market by investing in healthcare, technology and other growth companies with strong future potential. We believe that fundamentally strong companies will lead the way.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GROWTH/VALUE FUND - CLASS A* AND THE STANDARD & POOR'S 500 INDEX

                               [GRAPHIC OMITTED]

------------------------------------------------
               Growth/Value Fund
         Average Annual Total Returns**
           1 Year    5 Years    Since Inception*
Class A   (41.96%)    16.83%        18.06%
Class C   (39.65%)       --          3.87%
------------------------------------------------

                                     3/01

Growth/Value Fund - Class A        $25,389
Standard & Poor's 500 Index        $21,624

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on September 29, 1995, and the initial public offering of Class C shares commenced on August 2, 1999.
**Returns shown above are adjusted for maximum applicable sales charges.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

EQUITY FUND

The Touchstone Equity Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks, which are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. The consistency of these variables is also considered. The Fund's total return for the fiscal year ended March 31, 2001 was -41.73%. The S&P 500 Index declined 21.7% in the same period. Large capitalization growth stocks, the style in which the Fund invests, bore the brunt of the decline with the S&P Barra Growth Index posting a -38.2% return.

U.S. economic growth has slowed dramatically from the robust pace of a year ago. After growing 5.6% in the second quarter of last year, GDP grew a mere 1.0% in the December quarter, the weakest quarter since 1995. Preliminary GDP reports for the first quarter of 2001 show a slight rebound to 2.0%. The cumulative weight of six interest rate hikes by the Federal Reserve in 1999 and 2000, soaring energy costs and a dramatic slowing in the technology sector has combined to rapidly curtail economic activity.

Whether the economy will actually enter a recession, defined as two quarters of negative GDP, remains to be seen. This may be a moot point to many companies as the negative trends in both profits and stock prices must certainly feel like the real thing. Corporate profit trends have dramatically deteriorated in the last three or four months, forcing analysts to significantly slash their earnings estimates for 2001. In the recently completed March quarter, the S&P 500 Index posted an earnings drop of 13%, the worst quarterly decline since 1991.

Against this negative backdrop, there are signs that an improving outlook may be developing for the stock market. The Federal Reserve Board has aggressively eased monetary policy and appears poised to lower interest rates further to reinvigorate the economy. Earnings estimates have been lowered to what seem to be realistic and achievable levels and stock valuations have improved significantly. Recently, stocks have rebounded on expectations that the worst is over. Since stocks have historically discounted turns in the economy by three to six months, this would be consistent with a better economy late in the second half. The broad range of advancing stocks in the recent rally is another positive indication that the upturn could prove sustainable.

Our investment philosophy is centered on the belief that high quality, well-run companies that operate in high return businesses are good long-term investments. After screening potential stock purchase ideas for superior growth and quality attributes, we conduct detailed bottom-up research to understand the key drivers of growth and their inherent competitive advantages. We tend to own companies that are or have the potential to become leaders in their industries.

The Fund remains well diversified by sector with the largest weightings in technology, healthcare and consumer staples. Other areas of emphasis include financial stocks and selected consumer stocks that could benefit from an economic rebound later in the year.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EQUITY FUND - CLASS C*, THE STANDARD & POOR'S BARRA GROWTH INDEX AND THE STANDARD & POOR'S 500
                                     INDEX

                               [GRAPHIC OMITTED]

------------------------------------------------
                  Equity Fund
         Average Annual Total Returns**
           1 Year    5 Years    Since Inception*
Class A   (45.08%)    3.86%          6.55%
Class C   (43.11%)    3.81%          6.14%
------------------------------------------------

                                          3/01

Equity Fund - Class C                   $17,257
Standard & Poor's Barra Growth Index    $29,884
Standard & Poor's 500 Index             $29,360

Past performance is not predictive of future performance.

*The chart above represents performance of Class C shares only, which will vary from the performance of Class A shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class C shares commenced on June 7, 1993, and the initial public offering of Class A shares commenced on August 2, 1993.
**Returns shown above are adjusted for maximum applicable sales charges.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

ENHANCED 30 FUND

The first stock bear market and economic recession in a decade were bound to be traumatic. A cooling of the speculative fever was both inevitable and welcome. Now there appears to be too much pessimism. We believe the current downturn is a cyclical event, one that is self-correcting with the passage of time. An economic revival should appear before year-end. Typically, the stock market anticipates this happy event about six months earlier.

While the results of the Touchstone Enhanced 30 Fund did not escape the bear market, this Fund and the Dow Industrials weathered the storm quite well. For the three months ended March 31, 2001, the Touchstone Enhance 30 Fund returned -10.26%. Returns for the same period were -8.04% for the Dow Jones Industrial Average, -11.86% for the S&P 500 Index, -12.15% for the Russell 3000 Index and -25.5% for the NASDAQ composite. Since the Fund did not commence operations until May 1, 2000, one year returns are not available.

Recently an unusually wide divergence in return on the Dow Jones Industrial Average versus the popular S&P 500 Index has occurred. This has enabled the Dow to move ahead of the S&P 500 Index on a longer-term basis; over the last seven years, the average annual total return of the Dow was 16.5% versus 15.5% for the S&P 500 Index.

Lessons we have learned from past recessions are that we should not underestimate the resilience of the U.S. economy, or its tendency to adjust quickly. In addition, it is encouraging to see that economic productivity held up well in the fourth quarter in the face of a sharp slowdown in economic growth.

We remain optimistic about prospects for the economy and stock market for 2002.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ENHANCED 30 FUND - CLASS A* AND THE DOW JONES INDUSTRIAL AVERAGE

                               [GRAPHIC OMITTED]

---------------------------
    Enhanced 30 Fund
     Total Returns**
           Since Inception*
Class A        (15.71%)
Class C        (12.23%)
---------------------------

                                    3/01

Enhanced 30 Fund - Class A         $8,943
Dow Jones Industrial Average       $9,278

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the differences in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares was May 1, 2000 and the initial public offering of Class C shares commenced on May 16, 2000.
**Returns shown above are adjusted for maximum applicable sales charges.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

VALUE PLUS FUND

At March 31, 2001, the Touchstone Value Plus Fund posted a -4.29% return for the quarter and a one-year total return of -0.74%. This compares returns of its benchmark index, the S&P Barra Value Index of -6.53% and -1.07% respectively. The best performing sectors in the portfolio for the quarter were finance and capital goods. Leading the performance in these sectors were USA Education and Honeywell International. Other notable performers in the quarter were Kimberly-Clark and Masco Corporation. Energy was the worst performing sector with Transocean Sedco Forex showing the worst underperformance.

During the first quarter of 2001, the equity markets continued the volatility of the past year. It is estimated that shareholder wealth has declined in this country by some $4 trillion from the market's peak in March of 2000. The S&P 500 Index one-year return for the period ended March 31, 2001 was -21.68%. The Index's first quarter return of -11.86% continued to note the downward slide of the equity markets. The impact has been widespread as the weakness was not only apparent in NASDAQ stocks but also in the blue chip stocks of the Dow Jones Industrial Average, which in 2001 suffered its worst one-quarter decline since 1981. The fear that prices will fall further has induced more selling and has created hesitant buyers. It appears that the same investors that were buyers-at-any-price in a rising market are now sellers-at-any-price in a declining one.

The stream of disappointing sales and earnings announcements from companies has turned into a torrent in the past few weeks. A significant and rapid slowdown in the economy, declining consumer confidence and a profit squeeze on corporate America were the primary causes of this negative outlook.

The major concern of economists, analysts and the stock market lies with the shape and timing of the recovery of the economy. Wall Street has adopted an alphabet soup terminology to describe potential scenarios: the hoped "V" shaped recovery; the more likely "U" shaped recovery; or the dreaded Japanese style "L" shaped recovery, which means no recovery at all.

Our view is that lower interest rates from the Fed, coupled with some version of tax relief from the government, will be enough to provide a "U" shaped recovery.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE VALUE PLUS FUND
- CLASS A*, STANDARD & POOR'S 500 INDEX AND STANDARD & POOR'S BARRA VALUE INDEX

                               [GRAPHIC OMITTED]

------------------------------------
          Value Plus Fund
   Average Annual Total Returns**
           1 Year    Since Inception
Class A   (10.0%)         3.6%
Class C    (2.1%)         4.8%
------------------------------------

                                3/01

Value Plus Fund - Class A     $11,074
S&P Barra Value Index         $11,518
S&P 500 Index                 $11,024

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on May 1, 1998 and the initial public offering Class C shares commenced on January 1, 1999.
**The average annual total returns shown above are adjusted for maximum applicable sales charges.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

UTILITY FUND

The Touchstone Utility Fund seeks growth of capital and current income by investing primarily in securities of public utilities. The Fund's total return for the fiscal year ended March 31, 2001 was -2.56%.

In 2000, electric and gas stocks finally found favor with investors. Years of rapid economic growth, coupled with reluctance by regulated utilities to build power plants and risk further scrutiny, resulted in a severe supply-demand imbalance. Energy and power shortages triggered a sharp rise in energy prices. Better profits followed for energy traders, merchants and those companies with excess supply. Despite robust earnings, utility stocks generally sold off early in 2000, as the "California Energy Crisis" weighed heavily on investors' minds. Political posturing and lack of progress toward a solution to California's infrastructure deficiencies created an overlap and provided an excuse for profit taking. Utility stocks should rebound. Through the rest of this year, and likely well into 2004, regional shortages from the Southwest to the Northeast should continue to drive profit growth at rates unmatched by most other sectors of the economy. Equity valuations are expected to reflect the stronger earnings. We expect excellent opportunities to purchase the stocks of the companies favored by the Fund.

For the past year, the managers new to the Fund have restructured the portfolio to improve growth and enhance results. Undervalued gas-oriented names like El Paso Energy and Williams Companies have been added and expanded. Merchant generators like Calpine Corp. and Orion Power are on-board to enhance growth. We continue to add some of the diversified utility names when they demonstrate improving fundamentals. There is now very little technology exposure in the Fund. The telecommunications weighting has been reduced in favor of power generation. This heightened emphasis on electric and gas stocks is expected to continue throughout 2001 and is likely to continue in 2002 as well.

Stable, steady earnings growth in the utility sector should appear attractive to investors. As we noted last year, utilities are becoming good investments in their own right and not just a haven in times of market turmoil. Earnings growth rates for the better operators should range from 8% to 15%, comparing favorably with the levels expected for the S&P 500 Index over the next year or two. Utility company balance sheets are in great shape. Increased merger-related consolidation should boost sector performance, especially if Congress repeals the Public Utility Holding Company Act as expected. Given the high quality and strategic value of the assets in the Fund, we anticipate acquisitions to boost returns.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE UTILITY FUND -
  CLASS A*, THE STANDARD & POOR'S 500 INDEX AND THE STANDARD & POOR'S UTILITY
                                     INDEX

                               [GRAPHIC OMITTED]

------------------------------------------------------------
                       Utility Fund
               Average Annual Total Returns**
           1 Year    5 Years    10 Years    Since Inception*
Class A    (8.16%)    9.06%       9.90%            --
Class C    (4.90%)    8.99%         --           8.08%
------------------------------------------------------------

                                          3/01

Utility Fund - Class A                  $44,166
Standard & Poor's 500 Index             $30,002
Standard & Poor's Utility Index         $40,735

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on August 15, 1989, and the initial public offering of Class C shares commenced on August 2, 1993.
**Returns shown above are adjusted for maximum applicable sales charges.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001

================================================================================
===============================
                                                            INTERNATIONAL
EMERGING    AGGRESSIVE    GROWTH/
                                                                EQUITY
GROWTH       GROWTH       VALUE
(000's)                                                          FUND
FUND         FUND         FUND
--------------------------------------------------------------------------------
-------------------------------
ASSETS
Investment securities:
   At amortized cost ......................................   $  13,407    $
18,607    $  22,895    $ 172,704

================================================
   At market value (Note 2) ...............................   $  11,206    $
20,914    $  19,721    $ 141,867
Cash ......................................................         812
7,429          115        1,000
Foreign currency (Note 2) .................................         149
 --           --           --
Dividends receivable ......................................          33
 35            1           76
Receivable for capital shares sold ........................           1
 58           80        1,755
Receivable for securities sold ............................       1,329
 89           --           --
Receivable from affiliates (Note 4) .......................          25
 --           --           --
Foreign tax reclaims ......................................          12
 --           --           --
Other assets ..............................................           5
 --           14           40

------------------------------------------------
TOTAL ASSETS ..............................................      13,572
28,525       19,931      144,738

------------------------------------------------

LIABILITIES
Dividends payable .........................................           1
 17           --           --
Payable for securities purchased ..........................       2,144
1,681           --           --
Payable for capital shares redeemed .......................          --
  5           73          580
Payable to affiliates (Note 4) ............................          --
 34           20          143
Line of credit (Note 6) ...................................          --
 --          885           --
Other accrued expenses and liabilities ....................          55
 47           40          105

------------------------------------------------
TOTAL LIABILITIES .........................................       2,200
1,784        1,018          828

------------------------------------------------

NET ASSETS ................................................   $  11,372    $
26,741    $  18,913    $ 143,910

================================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................   $  14,666    $
24,589    $  24,467    $ 182,617
Undistributed net investment income .......................           1
  1           --           --
Accumulated net realized losses from security transactions       (1,094)
(156)      (2,380)      (7,870)
Net unrealized appreciation (depreciation) on investments .      (2,201)
2,307       (3,174)     (30,837)

------------------------------------------------

NET ASSETS ................................................   $  11,372    $
26,741    $  18,913    $ 143,910

================================================

Pricing of Class A Shares
Net assets attributable to Class A shares .................   $   6,384    $
19,141    $  17,249    $ 107,435

================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ...........         769
1,199        1,175        5,379

================================================
Net asset value and redemption price per share (Note 2) ...   $    8.31    $
15.96    $   14.67    $   19.97

================================================
Maximum offering price per share (Note 2) .................   $    8.82    $
16.93    $   15.56    $   21.19

================================================

Pricing of Class C Shares
Net assets attributable to Class C shares .................   $   4,988    $
7,600    $   1,664    $  36,475

================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ...........         633
506          114        1,848

================================================
Net asset value and redemption price per share (Note 2) ...   $    7.88    $
15.01    $   14.57    $   19.74

================================================
Maximum offering price per share (Note 2) .................   $    7.98    $
15.20    $   14.75    $   19.99

================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001

================================================================================
===========================
                                                               EQUITY   ENHANCED
30  VALUE PLUS   UTILITY
(000's)                                                         FUND        FUND
       FUND        FUND
--------------------------------------------------------------------------------
---------------------------
ASSETS
Investment securities:
   At amortized cost ......................................   $ 29,552    $
6,984    $ 50,688    $ 26,399

============================================
   At market value (Note 2) ...............................   $ 26,658    $
6,319    $ 51,295    $ 31,097
Cash ......................................................         --
3       1,962          36
Dividends and interest receivable .........................         13
6          42          38
Receivable for securities sold ............................        253
--          --         476
Receivable from affiliates (Note 4) .......................         --
5          --          --
Receivable for capital shares sold ........................         10
--          --          34
Foreign tax reclaims ......................................         --
--           3          --
Other assets ..............................................         14
13          --          12

--------------------------------------------
TOTAL ASSETS ..............................................     26,948
6,346      53,302      31,693

--------------------------------------------

LIABILITIES
Bank overdraft ............................................         59
--          --          --
Dividends payable .........................................         --
--           2          16
Payable for securities purchased ..........................         --
--          --         595
Payable for capital shares redeemed .......................         14
--          --          56
Payable to affiliates (Note 4) ............................         26
--          84          26
Other accrued expenses and liabilities ....................         37
10          69          34

--------------------------------------------
TOTAL LIABILITIES .........................................        136
10         155         727

--------------------------------------------

NET ASSETS ................................................   $ 26,812    $
6,336    $ 53,147    $ 30,966

============================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................   $ 33,605    $
7,100    $ 53,893    $ 21,371
Accumulated net realized gains (losses) from
   security transactions ..................................     (3,899)
(99)     (1,353)      4,897
Net unrealized appreciation (depreciation) on investments .     (2,894)
(665)        607       4,698

--------------------------------------------

NET ASSETS ................................................   $ 26,812    $
6,336    $ 53,147    $ 30,966

============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .................   $ 24,634    $
6,208    $ 51,442    $ 28,570

============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ...........      1,942
697       5,009       2,242

============================================
Net asset value and redemption price per share (Note 2) ...   $  12.69    $
8.90    $  10.27    $  12.74

============================================
Maximum offering price per share (Note 2) .................   $  13.46    $
9.44    $  10.90    $  13.52

============================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .................   $  2,178    $
128    $  1,705    $  2,396

============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) ...........        179
14         170         188

============================================
Net asset value and redemption price per share (Note 2) ...   $  12.19    $
8.88    $  10.02    $  12.74

============================================
Maximum offering price per share (Note 2) .................   $  12.34    $
8.99    $  10.15    $  12.90

============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS

================================================================================
========================
                                                      INTERNATIONAL EQUITY FUND
 EMERGING GROWTH FUND
--------------------------------------------------------------------------------
------------------------
                                                      THREE MONTHS      YEAR
THREE MONTHS      YEAR
                                                          ENDED        ENDED
   ENDED        ENDED
                                                        MARCH 31,     DEC. 31,
 MARCH 31,     DEC. 31,
(000's)                                                    2001         2000
    2001         2000
--------------------------------------------------------------------------------
------------------------
INVESTMENT INCOME
Dividends ............................................   $    41      $   162
  $    31      $    96
Interest .............................................         4           11
       62           90

----------------------------------------------
TOTAL INVESTMENT INCOME ..............................        45          173
       93          186

----------------------------------------------

EXPENSES

Investment advisory fees (Note 4) ....................        28          135
       46          136
Distribution expenses, Class A (Note 4) ..............         4           21
       11           31
Distribution expenses, Class C (Note 4) ..............        11           57
       15           47
Sponsor fees (Note 4) ................................         6           28
       12           34
Transfer agent fees, Common (Note 4) .................        --           56
       --           59
Transfer agent fees, Class A (Note 4) ................         4           --
        4           --
Transfer agent fees, Class C (Note 4) ................         3           --
        3           --
Professional fees ....................................         3            6
        3            8
Registration fees, Common ............................         4           28
        2           28
Registration fees, Class A ...........................         1           --
        2           --
Registration fees, Class C ...........................        --           --
        1           --
Custodian fees .......................................        44          166
       21           83
Trustees' fees and expenses ..........................         2            2
        1            3
Reports to shareholders ..............................         2            5
       --            7
Other expenses .......................................         1            1
       --            1

----------------------------------------------
TOTAL EXPENSES .......................................       113          505
      121          437
Fees waived and/or expenses reimbursed by the Adviser

   (Note 4) ..........................................       (59)        (237)
      (23)        (148)

----------------------------------------------
NET EXPENSES .........................................        54          268
       98          289

----------------------------------------------
NET INVESTMENT LOSS ..................................        (9)         (95)
       (5)        (103)

----------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) from:

   Security transactions .............................      (622)       1,310
      (46)       2,634
   Foreign currency transactions .....................        (8)         (49)
       --           --
Net change in unrealized appreciation/depreciation on:

   Investments .......................................    (1,642)      (4,197)
   (2,684)       1,456
   Foreign currency transactions .....................        (3)           2
       --           --

----------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)

   ON INVESTMENTS ....................................    (2,275)      (2,934)
   (2,730)       4,090

----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $(2,284)     $(3,029)
  $(2,735)     $ 3,987

==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2001(A)

================================================================================
===========================
                                                       AGGRESSIVE     GROWTH/
                                                         GROWTH        VALUE
    EQUITY     ENHANCED 30
(000's)                                                   FUND          FUND
     FUND          FUND
--------------------------------------------------------------------------------
---------------------------
INVESTMENT INCOME
Dividends ...........................................   $     43      $    511
   $    217      $     79
Interest ............................................         25           635
        166            13

--------------------------------------------------
TOTAL INVESTMENT INCOME .............................         68         1,146
        383            92

--------------------------------------------------

EXPENSES

Investment advisory fees (Note 4) ...................        338         1,350
        446            45
Distribution expenses, Class A (Note 4) .............         81           271
        141            --
Distribution expenses, Class C (Note 4) .............         --           268
         32            --
Transfer agent fees, Class A (Note 4) ...............         35            97
         33            12
Transfer agent fees, Class C (Note 4) ...............         11            42
         12            10
Accounting services fees (Note 4) ...................         35            46
         41            32
Registration fees, Common ...........................         13            25
          5             1
Registration fees, Class A ..........................          4            17
          9             8
Registration fees, Class C ..........................          8            27
          9             8
Interest expense (Note 6) ...........................         89            --
         --            --
Custodian fees (Note 4) .............................         23            32
         16             5
Professional fees ...................................          9             8
         10             6
Postage and supplies ................................         10            15
         14             1
Trustees' fees and expenses .........................          3             3
          3             3
Amortization of organization costs (Note 2) .........          3             3
         --            --
Reports to shareholders .............................          2             4
          3             2
Other expenses ......................................         22            12
          5             2

--------------------------------------------------
TOTAL EXPENSES ......................................        686         2,220
        779           135
Fees waived and/or expenses reimbursed by the Adviser

   (Note 4) .........................................       (105)           --
         --           (75)

--------------------------------------------------
NET EXPENSES ........................................        581         2,220
        779            60

--------------------------------------------------

NET INVESTMENT INCOME (LOSS) ........................       (513)       (1,074)
       (396)           32

--------------------------------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS

Net realized losses from security transactions ......     (3,351)       (8,636)
     (1,041)          (99)
Net change in unrealized appreciation/depreciation

   on investments ...................................    (21,052)      (68,034)
    (25,594)         (665)

--------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...    (24,403)      (76,670)
    (26,635)         (764)

--------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..........   $(24,916)     $(77,744)
   $(27,031)     $   (732)

==================================================

(A) Except for the Aggressive Growth Fund Class C shares and the Enhanced 30 Fund Class A shares and Class C shares which represents the period from the initial public offering (May 17, 2000), (May 1, 2000) and (May 16, 2000) through March 31, 2001, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS

================================================================================
=======================
                                                                      VALUE PLUS
FUND      UTILITY FUND
--------------------------------------------------------------------------------
-----------------------
                                                                 THREE MONTHS
  YEAR         YEAR
                                                                     ENDED
 ENDED        ENDED
                                                                   MARCH 31,
DEC. 31,    MARCH 31,
(000's)                                                               2001
  2000         2001
--------------------------------------------------------------------------------
-----------------------
INVESTMENT INCOME
Dividends .......................................................   $   181
$   669      $   874
Interest ........................................................        33
    115           31

---------------------------------
TOTAL INVESTMENT INCOME .........................................       214
    784          905

---------------------------------

EXPENSES

Investment advisory fees (Note 4) ...............................        96
    326          267
Distribution expenses, Class A (Note 4) .........................        31
    105           79
Distribution expenses, Class C (Note 4) .........................         5
     14           26
Sponsor fees (Note 4) ...........................................        25
     87           --
Transfer agent fees, Common (Note 4) ............................        --
     49           --
Transfer agent fees, Class A (Note 4) ...........................         3
     --           32
Transfer agent fees, Class C (Note 4) ...........................         3
     --           12
Accounting services fees (Note 4) ...............................        --
     --           36
Registration fees, Common .......................................         5
     33            5
Registration fees, Class A ......................................        --
     --            9
Registration fees, Class C ......................................        --
     --            8
Custodian fees ..................................................        26
     98           14
Professional fees ...............................................         2
     12            9
Postage and supplies ............................................        --
     --           12
Trustees' fees and expenses .....................................         2
      5            3
Reports to shareholders .........................................         7
      9            3
Other expenses ..................................................         1
     14            1

---------------------------------
TOTAL EXPENSES ..................................................       206
    752          516
Fees waived and/or expenses reimbursed by the Adviser (Note 4) ..       (37)
   (179)         (13)

---------------------------------
NET EXPENSES ....................................................       169
    573          503

---------------------------------

NET INVESTMENT INCOME ...........................................        45
    211          402

---------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) from security transactions ..........    (1,108)
  1,308        8,709
Net change in unrealized appreciation/depreciation on investments    (1,346)
    (33)      (9,867)

---------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS .......    (2,454)
  1,275       (1,158)

---------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...........   $(2,409)
$ 1,486      $  (756)

=================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
---------------------------------------------------
                                                              INTERNATIONAL
EQUITY FUND                EMERGING GROWTH FUND
--------------------------------------------------------------------------------
---------------------------------------------------
                                                       THREE MONTHS     YEAR
    YEAR     THREE MONTHS     YEAR         YEAR
                                                           ENDED        ENDED
    ENDED        ENDED        ENDED        ENDED
                                                         MARCH 31,     DEC. 31,
   DEC. 31,    MARCH 31,     DEC. 31,     DEC. 31,
(000's)                                                    2001         2000
    1999         2001         2000         1999
--------------------------------------------------------------------------------
---------------------------------------------------
FROM OPERATIONS
Net investment loss ..................................   $     (9)    $    (95)
  $    (48)    $     (5)    $   (103)    $   (105)
Net realized gains (losses) from:

   Security transactions .............................       (622)       1,310
     2,823          (46)       2,634        2,395
   Foreign currency transactions .....................         (8)         (49)
       (59)          --           --           --
Net change in unrealized appreciation/depreciation on:

   Investments .......................................     (1,642)      (4,197)
     1,714       (2,684)       1,456        2,522
   Foreign currency transactions .....................         (3)           2
        (1)          --           --           --

-------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS

   FROM OPERATIONS ...................................     (2,284)      (3,029)
     4,429       (2,735)       3,987        4,812

-------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

>From net investment income, Class A ..................         --          (98)
        (16)          --           --           --
>From net investment income, Class C ..................         --          (27)
         --           --           --           --
>From net realized gains on security transactions,

   Class A ...........................................         --       (1,753)
      (691)          --       (2,082)      (1,430)
>From net realized gains on security transactions,

   Class C ...........................................         --       (1,201)
      (511)          --         (828)        (532)
In excess of net investment income, Class A ..........         --           --
       (14)          --           --           --
Return of capital, Class A ...........................         --           (7)
        --           --           --           --
Return of capital, Class C ...........................         --           (2)
        --           --           --           --

-------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS

   TO SHAREHOLDERS ...................................         --       (3,088)
    (1,232)          --       (2,910)      (1,962)

-------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)

CLASS A

Proceeds from shares sold ............................      1,195        8,320
       941        7,063       15,411        1,412
Reinvested distributions .............................         --        1,847
       716           --        1,942        1,184
Payments for shares redeemed .........................     (1,096)      (7,927)
    (1,381)      (1,213)     (13,666)      (2,292)

-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM

   CLASS A SHARE TRANSACTIONS ........................         99        2,240
       276        5,850        3,687          304

-------------------------------------------------------------------------
CLASS C

Capital contribution .................................         --           --
     5,226           --           --        3,284
Proceeds from shares sold ............................        963        5,026
       302        3,016        5,877          327
Reinvested distributions .............................         --        1,230
       511           --          822          532
Payments for shares redeemed .........................        (39)      (5,264)
      (870)        (159)      (5,402)        (924)

-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM

   CLASS C SHARE TRANSACTIONS ........................        924          992
     5,169        2,857        1,297        3,219

-------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............     (1,261)      (2,885)
     8,642        5,972        6,061        6,373

-------------------------------------------------------------------------

NET ASSETS

Beginning of period ..................................     12,633       15,518
     6,876       20,769       14,708        8,335

-------------------------------------------------------------------------
End of period ........................................   $ 11,372     $ 12,633
  $ 15,518     $ 26,741     $ 20,769     $ 14,708

=========================================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
----------------------------------------------------
                                                            AGGRESSIVE GROWTH
       GROWTH/VALUE                 EQUITY
                                                                  FUND
           FUND                      FUND
--------------------------------------------------------------------------------
----------------------------------------------------
                                                            YEAR         YEAR
     YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED
     ENDED        ENDED        ENDED        ENDED
                                                          MARCH 31,    MARCH 31,
   MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
(000's)                                                     2001        2000(A)
     2001        2000(B)       2001         2000
--------------------------------------------------------------------------------
----------------------------------------------------
FROM OPERATIONS
Net investment loss ..................................   $    (513)   $    (288)
  $  (1,074)   $    (428)   $    (396)   $    (193)
Net realized gains (losses) from security transactions      (3,351)       1,040
     (8,636)       2,013       (1,041)       9,634
Net change in unrealized appreciation/
   depreciation on investments .......................     (21,052)      14,559
    (68,034)      27,647      (25,594)       3,404

--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ...................................     (24,916)      15,311
    (77,744)      29,232      (27,031)      12,845

--------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net realized gains on security transactions,
   Class A ...........................................          --          (69)
         --         (792)      (2,702)      (9,186)
>From net realized gains on security transaction,
   Class C ...........................................          --           --
         --          (34)        (156)        (521)

--------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................          --          (69)
         --         (826)      (2,858)      (9,707)

--------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ............................      21,675       20,595
    131,461       44,315       17,919       15,425
Reinvested distributions .............................          --           62
         --          671        2,666        9,128
Payments for shares redeemed .........................     (21,590)      (7,130)
    (44,095)     (17,428)     (33,091)     (17,887)

--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ........................          85       13,527
     87,366       27,558      (12,506)       6,666

--------------------------------------------------------------------------
CLASS C
Proceeds from shares sold ............................       4,197           --
     48,337        9,477          523          534
Reinvested distributions .............................          --           --
         --           33          153          515
Payments for shares redeemed .........................        (624)          --
     (3,909)        (278)        (361)        (667)

--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ................................       3,573           --
     44,428        9,232          315          382

--------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............     (21,258)      28,769
     54,050       65,196      (42,080)      10,186

--------------------------------------------------------------------------

NET ASSETS
Beginning of year ....................................      40,171       11,402
     89,860       24,664       68,892       58,706

--------------------------------------------------------------------------
End of year ..........................................   $  18,913    $  40,171
  $ 143,910    $  89,860    $  26,812    $  68,892

==========================================================================

(A) Except for the Aggressive Growth Fund Class C shares which commenced operations on May 17, 2000.
(B) Except for the Growth/Value Fund Class C shares which represents the period from the initial public offering (August 2, 1999) through March 31, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
----------------------------------------------
                                                        ENHANCED 30
VALUE PLUS                     UTILITY
                                                           FUND
  FUND                          FUND
--------------------------------------------------------------------------------
----------------------------------------------
                                                                      THREE
                                                          PERIOD      MONTHS
  YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED
 ENDED       ENDED        ENDED       ENDED
                                                         MARCH 31,   MARCH 31,
DEC. 31,    DEC. 31,    MARCH 31,   MARCH 31,
(000's)                                                   2001(A)      2001
  2000        1999        2001        2000
--------------------------------------------------------------------------------
----------------------------------------------
FROM OPERATIONS
Net investment income ................................   $     32    $     45
$    211    $     21    $    402    $    779
Net realized gains (losses) from security transactions        (99)     (1,108)
   1,308       2,710       8,709       5,713
Net change in unrealized appreciation/depreciation
   on investments ....................................       (665)     (1,346)
     (33)      1,608      (9,867)        794

--------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ...................................       (732)     (2,409)
   1,486       4,339        (756)      7,286

--------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Class A ..................        (32)        (46)
     (203)        (33)       (401)       (758)
>From net investment income, Class C ..................         (0)         --
       --          --          (3)        (19)
>From net realized gains on security transactions,
   Class A ...........................................         --          --
  (3,732)       (639)     (3,532)     (6,701)
>From net realized gains on security transactions,
   Class C ...........................................         --          --
    (165)        (11)       (280)       (543)
Return of capital, Class A ...........................         --          --
    (963)         --          --          --
Return of capital, Class C ...........................         --          --
     (41)         --          --          --

--------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................        (32)        (46)
  (5,104)       (683)     (4,216)     (8,021)

--------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ............................      6,958       4,860
   9,710         987       2,341       4,392
Issued from Fund acquisition (Note 8) ................         --          --
  27,782          --          --          --
Reinvested distributions .............................         32          44
   4,854         664       3,442       6,834
Payments for shares redeemed .........................        (22)       (901)
 (20,873)       (508)     (8,525)    (12,989)

--------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ........................      6,968       4,003
  21,473       1,143      (2,742)     (1,763)

--------------------------------------------------------------------
CLASS C
Capital contribution .................................         --          --
      --         318          --          --
Proceeds from shares sold ............................        132          89
     259         459         457         400
Issued from fund acquisition (Note 8) ................         --          --
   1,784          --          --          --
Reinvested distributions .............................          0          --
     199          11         199         533
Payments for shares redeemed .........................         --        (308)
    (635)       (299)       (778)     (1,239)

--------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ........................        132        (219)
   1,607         489        (122)       (306)

--------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      6,336       1,329
  19,462       5,288      (7,836)     (2,804)

--------------------------------------------------------------------

NET ASSETS
Beginning of period ..................................         --      51,818
  32,356      27,068      38,802      41,606

--------------------------------------------------------------------
End of period ........................................   $  6,336    $ 53,147
$ 51,818    $ 32,356    $ 30,966    $ 38,802

====================================================================

(A) Represents the period from the initial public offering (May 1, 2000 for Class A shares and May 16, 2000 for Class C shares) through March 31, 2001, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERNATIONAL EQUITY FUND--CLASS A
FINANCIAL HIGHLIGHTS

================================================================================
=================================================
                                                                    PER SHARE
DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
-------------------------------------------------
                                                    THREE
                                                   MONTHS         YEAR
YEAR          YEAR          YEAR          YEAR
                                                    ENDED        ENDED
ENDED         ENDED         ENDED         ENDED
                                                  MARCH 31,     DEC. 31,
DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                    2001          2000
1999          1998          1997          1996
--------------------------------------------------------------------------------
-------------------------------------------------
Net asset value at beginning of period .......   $   10.08     $   16.52     $
12.89     $   11.41     $   10.63     $    9.58

-------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .....................          --            --
   --            --(E)       0.02          0.05
   Net realized and unrealized gains (losses)
      on investments .........................       (1.77)        (3.18)
 5.06          2.27          1.64          1.06

-------------------------------------------------------------------------------
Total from investment operations .............       (1.77)        (3.18)
 5.06          2.27          1.66          1.11

-------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ......          --         (0.18)
(0.06)        (0.05)        (0.02)        (0.06)
   Distributions from net realized gains .....          --         (3.08)
(1.37)        (0.74)        (0.86)           --
   Return of capital .........................          --            --(E)
   --            --            --            --

-------------------------------------------------------------------------------
Total distributions ..........................          --         (3.26)
(1.43)        (0.79)        (0.88)        (0.06)

-------------------------------------------------------------------------------

Net asset value at end of period .............   $    8.31     $   10.08     $
16.52     $   12.89     $   11.41     $   10.63

===============================================================================

Total return(A) ..............................     (17.56%)(C)   (19.16%)
39.50%        19.94%        15.57%        11.61%

===============================================================================

Net assets at end of period (000's) ..........   $   6,384     $   7,654     $
9,043     $   6,876     $   4,761     $   3,449

===============================================================================

Ratio of net expenses to average net assets(B)       1.58%(D)      1.60%
1.60%         1.60%         1.60%         1.60%

Ratio of net investment income (loss) to
   average net assets ........................      (0.06%)(D)    (0.37%)
(0.08%)       (0.03%)        0.17%         0.42%

Portfolio turnover ...........................        180%(D)       128%
 155%          138%          151%           86%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.62%(D), 3.27%, 4.11%, 5.18%, 7.07% and 6.63% for the periods ended March 31, 2001 and December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

(C)  Not annualized.

(D)  Annualized.

(E)  Amount rounds to less than $0.01.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

INTERNATIONAL EQUITY FUND--CLASS C
FINANCIAL HIGHLIGHTS

================================================================================
=====================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------
                                                                  THREE
                                                                 MONTHS
YEAR          YEAR
                                                                  ENDED
ENDED         ENDED
                                                                MARCH 31,
DEC. 31,      DEC. 31,
                                                                  2001
2000        1999(A)
--------------------------------------------------------------------------------
---------------------
Net asset value at beginning of period .....................   $    9.57     $
15.92     $   12.51

-------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.01)
(0.11)        (0.11)
   Net realized and unrealized gains (losses) on investments       (1.68)
(3.08)         4.89

-------------------------------------
Total from investment operations ...........................       (1.69)
(3.19)         4.78

-------------------------------------

Less distributions:
   Dividends from net investment income ....................          --
(0.08)           --
   Distributions from net realized gains ...................          --
(3.08)        (1.37)
   Return of capital .......................................          --
   --(B)         --

-------------------------------------
Total distributions ........................................          --
(3.16)        (1.37)

-------------------------------------

Net asset value at end of period ...........................   $    7.88     $
 9.57     $   15.92

=====================================

Total return(C) ............................................     (17.66%)(E)
(20.00%)       38.44%

=====================================

Net assets at end of period (000's) ........................   $   4,988     $
4,979     $   6,475

=====================================

Ratio of net expenses to average net assets(D) .............       2.35%(F)
2.35%         2.35%

Ratio of net investment loss to average net assets .........      (0.67%)(F)
(1.13%)       (0.81%)

Portfolio turnover .........................................        180%(F)
 128%          155%

(A)  The class commenced operations on January 1, 1999.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 4.37%(F), 4.02% and 4.86% for the periods ended March 31, 2001 and December 31, 2000 and 1999, respectively.

(E)  Not annualized.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EMERGING GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS

================================================================================
===================================================
                                                                      PER SHARE
DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------------------------------------
                                                    THREE
                                                   MONTHS          YEAR
YEAR          YEAR          YEAR          YEAR
                                                    ENDED         ENDED
ENDED         ENDED         ENDED         ENDED
                                                  MARCH 31,      DEC. 31,
DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                    2001           2000
1999          1998          1997          1996
--------------------------------------------------------------------------------
---------------------------------------------------
Net asset value at beginning of period .......   $    17.93     $    16.96    $
  13.40    $    13.85    $    11.55    $    11.52

--------------------------------------------------------------------------------
-

Income (loss) from investment operations:
   Net investment income (loss) ..............           --          (0.06)
  (0.09)        (0.04)        (0.03)         0.01
   Net realized and unrealized gains (losses)
      on investments .........................        (1.97)          4.16
   6.18          0.37          3.71          1.20

--------------------------------------------------------------------------------
-
Total from investment operations .............        (1.97)          4.10
   6.09          0.33          3.68          1.21

--------------------------------------------------------------------------------
-

Less distributions:
   Dividends from net investment income ......           --             --
     --            --            --         (0.01)
   Distributions from net realized gains .....           --          (3.13)
  (2.53)        (0.78)        (1.38)        (1.17)

--------------------------------------------------------------------------------
-
Total distributions ..........................           --          (3.13)
  (2.53)        (0.78)        (1.38)        (1.18)

--------------------------------------------------------------------------------
-

Net asset value at end of period .............   $    15.96     $    17.93    $
  16.96    $    13.40    $    13.85    $    11.55

================================================================================
=

Total return(A) ..............................      (10.99%)(C)     25.92%
 45.85%         2.57%        32.20%        10.56%

================================================================================
=

Net assets at end of period (000's) ..........   $   19,141     $   15,304    $
 10,743    $    8,335    $    4,949    $    2,873

================================================================================
=

Ratio of net expenses to average net assets(B)        1.50%(D)       1.50%
  1.50%         1.50%         1.50%         1.50%

Ratio of net investment income (loss) to
   average net assets ........................       (0.10%)(D)     (0.40%)
 (0.66%)       (0.41%)       (0.30%)       (0.12%)

Portfolio turnover ...........................          68%(D)         98%
    97%           78%          101%          117%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.90%(D), 2.37%, 3.29%, 4.11%, 5.94% and 6.58% for the periods ended March 31, 2001 and December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EMERGING GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS

================================================================================
=====================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------
                                                                  THREE
                                                                 MONTHS
YEAR          YEAR
                                                                  ENDED
ENDED         ENDED
                                                                MARCH 31,
DEC. 31,      DEC. 31,
                                                                  2001
2000        1999(A)
--------------------------------------------------------------------------------
---------------------
Net asset value at beginning of period .....................   $   16.87     $
16.29     $   13.04

-------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.02)
(0.17)        (0.19)
   Net realized and unrealized gains (losses) on investments       (1.84)
 3.88          5.97

-------------------------------------
Total from investment operations ...........................       (1.86)
 3.71          5.78

-------------------------------------

Distributions from net realized gains ......................          --
(3.13)        (2.53)

-------------------------------------

Net asset value at end of period ...........................   $   15.01     $
16.87     $   16.29

=====================================

Total return(B) ............................................     (11.03%)(D)
24.58%        44.86%

=====================================

Net assets at end of period (000's) ........................   $   7,600     $
5,466     $   3,964

=====================================

Ratio of net expenses to average net assets(C) .............       2.25%(E)
2.25%         2.25%

Ratio of net investment loss to average net assets .........      (0.63%)(E)
(1.15%)       (1.41%)

Portfolio turnover .........................................         68%(E)
  98%           97%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effects of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.65%(E), 3.12% and 4.03% for the periods ended March 31, 2001 and December 31, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

AGGRESSIVE GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS

================================================================================
====================================================
                                                                       PER SHARE
DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
----------------------------------------------------
                                                  YEAR          YEAR
YEAR      SEVEN MONTHS       YEAR         PERIOD
                                                 ENDED         ENDED
ENDED         ENDED          ENDED         ENDED
                                                MARCH 31,     MARCH 31,
MARCH 31,     MARCH 31,     AUGUST 31,    AUGUST 31,
                                                  2001          2000
1999         1998(A)         1997         1996(B)
--------------------------------------------------------------------------------
----------------------------------------------------
Net asset value at beginning of period ......  $    33.71    $    15.73    $
15.81    $    16.29     $    10.95    $    10.00

--------------------------------------------------------------------------------
-

Income (loss) from investment operations:
   Net investment loss ......................       (0.41)        (0.24)
(0.27)        (0.15)         (0.17)        (0.11)(C)
   Net realized and unrealized gains (losses)
      on investments ........................      (18.63)        18.30
2.67         (0.33)          5.54          1.06

--------------------------------------------------------------------------------
-
Total from investment operations ............      (19.04)        18.06
2.40         (0.48)          5.37          0.95

--------------------------------------------------------------------------------
-

Distributions from net realized gains .......          --         (0.08)
(2.48)           --          (0.03)           --

--------------------------------------------------------------------------------
-

Net asset value at end of period ............  $    14.67    $    33.71    $
15.73    $    15.81     $    16.29    $    10.95

================================================================================
=

Total return(D) .............................     (56.48%)      115.03%
15.46%        (2.95%)(G)     49.09%         9.50%(G)

================================================================================
=

Net assets at end of period (000's) .........  $   17,249    $   40,171    $
11,402    $   15,495     $   13,984    $    6,550

================================================================================
=

Ratio of net expenses to
   average net assets(E) ....................       1.70%         1.81%
1.95%         1.95%(F)       1.94%         1.95%(F)

Ratio of net investment loss to
   average net assets .......................      (1.50%)       (1.62%)
(1.52%)       (1.66%)(F)     (1.57%)       (1.26%)(F)

Portfolio turnover rate .....................         15%           40%
 93%           40%(F)         51%           16%

Amount of debt outstanding at end
   of period (000's) ........................  $      885    $       --    $
  --           n/a            n/a           n/a

Average daily amount of debt
   outstanding during the period (000's)(H) .  $      810    $      351    $
  80           n/a            n/a           n/a

Average daily number of capital shares
   outstanding during the period (000's)(H) .       1,208           756
 818           n/a            n/a           n/a

Average amount of debt per share during
   the period(H) ............................  $     0.67    $     0.46    $
0.10           n/a            n/a           n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.01%, 2.13%, 2.00%, 2.62% and 5.05%(F) for the periods ended March 31, 2001, 2000 and 1999, August 31, 1997 and 1996, respectively (Note 4).

(F)  Annualized.

(G)  Not annualized.

(H)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

AGGRESSIVE GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                   MARCH 31,
                                                                    2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   29.21
                                                                   ---------

Losses from investment operations:
   Net investment loss .........................................       (0.26)
   Net realized and unrealized losses on investments ...........      (14.38)
                                                                   ---------
Total from investment operations ...............................      (14.64)
                                                                   ---------

Net asset value at end of period ...............................   $   14.57
                                                                   =========

Total return(B) ................................................     (50.12%)
                                                                   =========

Net assets at end of period (000's) ............................   $   1,664
                                                                   =========

Ratio of net expenses to average net assets(C) .................       2.18%(D)

Ratio of net investment loss to average net assets .............      (1.98%)(D)

Portfolio turnover rate ........................................         15%(D)

Amount of debt outstanding at end of period (000's) ............   $     885

Average daily amount of debt outstanding during the
   period (000's)(E) ...........................................   $     810

Average daily number of capital shares outstanding during
   the period (000's)(E) .......................................       1,208

Average amount of debt per share during the period(E) ..........   $    0.67

(A) Represents the period from the initial public offering of shares (May 17, 2000) through March 31, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.48%(D) for the period ended March 31, 2001.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

GROWTH/VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS

================================================================================
====================================================
                                                                       PER SHARE
DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
----------------------------------------------------
                                                  YEAR           YEAR
YEAR      SEVEN MONTHS      YEAR         PERIOD
                                                 ENDED          ENDED
ENDED         ENDED         ENDED         ENDED
                                                MARCH 31,      MARCH 31,
MARCH 31,     MARCH 31,    AUGUST 31,    AUGUST 31,
                                                  2001           2000
1999         1998(A)        1997         1996(B)
--------------------------------------------------------------------------------
----------------------------------------------------
Net asset value at beginning of period ......  $    32.43     $    17.50    $
16.30    $    15.90    $    11.18    $    10.00

--------------------------------------------------------------------------------
-

Income (loss) from investment operations:
   Net investment loss ......................       (0.13)         (0.16)
(0.17)        (0.08)        (0.13)        (0.06)(C)
   Net realized and unrealized gains (losses)
      on investments ........................      (12.33)         15.51
 4.84          1.05          5.39          1.24

--------------------------------------------------------------------------------
-
Total from investment operations ............      (12.46)         15.35
 4.67          0.97          5.26          1.18

--------------------------------------------------------------------------------
-

Distributions from net realized gains .......          --          (0.42)
(3.47)        (0.57)        (0.54)           --

--------------------------------------------------------------------------------
-

Net asset value at end of period ............  $    19.97     $    32.43    $
17.50    $    16.30    $    15.90    $    11.18

================================================================================
=

Total return(D) .............................     (38.42%)        88.88%
29.89%         6.43%        47.11%        11.80%(G)

================================================================================
=

Net assets at end of period (000's) .........  $  107,435     $   79,066    $
24,664    $   28,649    $   26,778    $   15,108

================================================================================
=

Ratio of net expenses to average
   net assets(E) ............................       1.54%          1.52%
1.66%         1.66%(F)      1.95%         1.95%(F)

Ratio of net investment loss to average
   net assets ...............................      (0.66%)        (1.05%)
(0.93%)       (0.91%)(F)    (1.03%)       (0.62%)(F)

Portfolio turnover rate .....................         35%            44%
  59%           62%(F)        52%           21%(F)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.83%(F) for the period ended August 31, 1996.

(F)  Annualized.

(G)  Not annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

GROWTH/VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS

================================================================================
============
                                PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
------------
                                                                  YEAR
PERIOD
                                                                 ENDED
ENDED
                                                                MARCH 31,
MARCH 31,
                                                                  2001
2000(A)
--------------------------------------------------------------------------------
------------
Net asset value at beginning of period .....................   $    32.30     $
  18.65

-------------------------

Income (loss) from investment operations:
   Net investment loss .....................................        (0.19)
  (0.11)
   Net realized and unrealized gains (losses) on investments       (12.37)
  14.18

-------------------------
Total from investment operations ...........................       (12.56)
  14.07

-------------------------

Distributions from net realized gains ......................           --
  (0.42)

-------------------------

Net asset value at end of period ...........................   $    19.74     $
  32.30

=========================

Total return(B) ............................................      (38.89%)
 76.52%(C)

=========================

Net assets at end of period (000's) ........................   $   36,475     $
 10,794

=========================

Ratio of net expenses to average net assets ................        2.19%
  2.33%(D)

Ratio of net investment loss to average net assets .........       (1.31%)
 (1.77%)(D)

Portfolio turnover rate ....................................          35%
    44%(D)

(A) Represents the period from the initial public offering(August 2, 1999) through March 31, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS

================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    22.93     $    22.12     $
  19.38     $    13.76     $    12.45

----------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) .............        (0.18)         (0.05)
   0.04           0.09           0.12
   Net realized and unrealized gains (losses)
      on investments ........................        (9.14)          4.60
   2.73           5.76           1.35

----------------------------------------------------------------------
Total from investment operations ............        (9.32)          4.55
   2.77           5.85           1.47

----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .....           --             --
  (0.03)         (0.08)         (0.12)
   Distributions from net realized gains ....        (0.92)         (3.74)
     --          (0.15)         (0.04)

----------------------------------------------------------------------
Total distributions .........................        (0.92)         (3.74)
  (0.03)         (0.23)         (0.16)

----------------------------------------------------------------------

Net asset value at end of year ..............   $    12.69     $    22.93     $
  22.12     $    19.38     $    13.76

======================================================================

Total return(A) .............................      (41.73%)        20.60%
 14.30%         42.74%         11.82%

======================================================================

Net assets at end of year (000's) ...........   $   24,634     $   65,274     $
 55,561     $   38,336     $   14,983

======================================================================

Ratio of net expenses to
   average net assets(B) ....................        1.25%          1.26%
  1.31%          1.25%          1.25%

Ratio of net investment income (loss) to
   average net assets .......................       (0.61%)        (0.24%)
  0.18%          0.53%          0.91%

Portfolio turnover rate .....................          99%            78%
    10%             7%            38%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.43% for the year ended March 31, 1997.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EQUITY FUND - CLASS C
FINANCIAL HIGHLIGHTS

================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    22.32     $    21.86     $
  19.34     $    13.77     $    12.46

----------------------------------------------------------------------


Income (loss) from investment operations:

   Net investment income (loss) .............        (0.30)         (0.28)
  (0.19)         (0.03)          0.02
   Net realized and unrealized gains (losses)

      on investments ........................        (8.91)          4.48
   2.71           5.75           1.35

----------------------------------------------------------------------
Total from investment operations ............        (9.21)          4.20
   2.52           5.72           1.37

----------------------------------------------------------------------


Less distributions:

   Dividends from net investment income .....           --             --
     --             --          (0.02)
   Distributions from net realized gains ....        (0.92)         (3.74)
     --          (0.15)         (0.04)

----------------------------------------------------------------------
Total distributions .........................        (0.92)         (3.74)
     --          (0.15)         (0.06)

----------------------------------------------------------------------

Net asset value at end of year ..............   $    12.19     $    22.32     $
  21.86     $    19.34     $    13.77

======================================================================


Total return(A) .............................      (42.39%)        19.24%
 13.03%         41.63%         11.01%

======================================================================


Net assets at end of year(000's) ............   $    2,178     $    3,618     $
  3,146     $    3,862     $    2,770

======================================================================


Ratio of net expenses to

   average net assets(B) ....................        2.32%          2.68%
  2.41%          2.00%          2.00%


Ratio of net investment income (loss) to

   average net assets .......................       (1.68%)        (1.34%)
 (0.92%)        (0.18%)         0.15%


Portfolio turnover rate .....................          99%            78%
    10%             7%            38%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.14% for the year ended March 31, 1997.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

ENHANCED 30 FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    MARCH 31,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..........................   $   10.00
                                                                    ---------

Income (loss) from investment operations:
   Net investment income ........................................        0.05
   Net realized and unrealized losses on investments ............       (1.10)
                                                                    ---------
Total from investment operations ................................       (1.05)
                                                                    ---------

Dividends from net investment income ............................       (0.05)
                                                                    ---------

Net asset value at end of period ................................   $    8.90
                                                                    =========

Total return(B) .................................................     (10.57%)
                                                                    =========

Net assets at end of period (000's) .............................   $   6,208
                                                                    =========

Ratio of net expenses to average net assets(C) ..................       1.00%(D)

Ratio of net investment income to average net assets ............       0.54%(D)

Portfolio turnover rate .........................................          3%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2000) through March 31, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.24%(D) for the period ended March 31, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

ENHANCED 30 FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    MARCH 31,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .........................   $   10.00
                                                                   ---------

Income (loss) from investment operations:
   Net investment income .......................................        0.01
   Net realized and unrealized losses on investments ...........       (1.12)
                                                                   ---------
Total from investment operations ...............................       (1.11)
                                                                   ---------

Dividends from net investment income ...........................       (0.01)
                                                                   ---------

Net asset value at end of period ...............................   $    8.88
                                                                   =========

Total return(B) ................................................     (11.12%)
                                                                   =========

Net assets at end of period (000's) ............................   $     128
                                                                   =========

Ratio of net expenses to average net assets(C) .................       1.73%(D)

Ratio of net investment loss to average net assets .............      (0.46%)(D)

Portfolio turnover rate ........................................          3%(D)

(A) Represents the period from the initial public offering (May 16, 2000) through March 31, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 10.22%(D) for the period ended March 31, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

VALUE PLUS FUND--CLASS A
FINANCIAL HIGHLIGHTS

================================================================================
=========================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
-----------------------------------------
                                                                  THREE
                                                                 MONTHS
YEAR           YEAR         PERIOD
                                                                  ENDED
ENDED          ENDED          ENDED
                                                                MARCH 31,
DEC. 31,       DEC. 31,       DEC. 31
                                                                  2001
2000           1999          1998(A)
--------------------------------------------------------------------------------
-----------------------------------------
Net asset value at beginning of period .....................   $    10.74     $
  11.77     $    10.41     $    10.00

-------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ...................................         0.01
   0.06           0.01           0.02
   Net realized and unrealized gains (losses) on investments        (0.47)
   0.12           1.60           0.41

-------------------------------------------------------
Total from investment operations ...........................        (0.46)
   0.18           1.61           0.43

-------------------------------------------------------

Less distributions:
   Dividends from net investment income ....................        (0.01)
  (0.06)         (0.01)         (0.02)
   Distributions from net realized gains ...................           --
  (0.92)         (0.24)            --
   Return of capital .......................................           --
  (0.23)            --             --(B)

-------------------------------------------------------
Total distributions ........................................        (0.01)
  (1.21)         (0.25)         (0.02)

-------------------------------------------------------

Net asset value at end of period ...........................   $    10.27     $
  10.74     $    11.77     $    10.41

=======================================================

Total return(C) ............................................       (4.29%)(E)
  1.91%         15.51%          4.29%(E)

=======================================================

Net assets at end of period (000's) ........................   $   51,442     $
 49,807     $   31,808     $   27,068

=======================================================

Ratio of net expenses to average net assets(D) .............        1.30%(F)
  1.30%          1.30%          1.30%(F)

Ratio of net investment income to average net assets .......        0.37%(F)
  0.51%          0.08%          0.25%(F)

Portfolio turnover .........................................          48%(F)
    83%            60%            34%

(A)  The Fund commenced operations on May 1, 1998.

(B)  Amount rounds to less than $0.01.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.58%(F), 1.71%, 2.02% and 2.25%(E) for the periods ended March 31, 2001 and December 31, 2000, 1999 and 1998, respectively.

(E)  Not annualized.

(F)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

VALUE PLUS FUND--CLASS C
FINANCIAL HIGHLIGHTS

================================================================================
=====================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
---------------------
                                                                 THREE
                                                                 MONTHS
YEAR          YEAR
                                                                 ENDED
ENDED         ENDED
                                                                MARCH 31,
DEC. 31,      DEC. 31,
                                                                  2001
2000        1999(A)
--------------------------------------------------------------------------------
---------------------
Net asset value at beginning of period .....................   $   10.50     $
11.48     $   10.26

-------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.01)
(0.02)        (0.07)
   Net realized and unrealized gains (losses) on investments       (0.47)
 0.19          1.53

-------------------------------------
Total from investment operations ...........................       (0.48)
 0.17          1.46

-------------------------------------

Less distributions:
   Distributions from net realized gains ...................          --
(0.92)        (0.24)
   Return of capital .......................................          --
(0.23)           --

-------------------------------------
Total distributions ........................................          --
(1.15)        (0.24)

-------------------------------------

Net asset value at end of period ...........................   $   10.02     $
10.50     $   11.48

=====================================

Total return(B) ............................................      (4.57%)(D)
1.87%        14.24%

=====================================

Net assets at end of period (000's) ........................   $   1,705     $
2,011     $     548

=====================================

Ratio of net expenses to average net assets(C) .............       2.05%(E)
2.05%         2.05%

Ratio of net investment loss to average net assets .........      (0.33%)(E)
(0.21%)       (0.65%)

Portfolio turnover .........................................         48%(E)
  83%           60%

(A)  The class commenced operations on January 1, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.99%(E), 2.46% and 2.76% for the periods ended March 31, 2001 and December 31, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

UTILITY FUND - CLASS A
FINANCIAL HIGHLIGHTS

================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    14.85     $    15.42     $
  16.76     $    12.44     $    12.24

----------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ....................         0.18           0.25
   0.38           0.43           0.46
   Net realized and unrealized gains (losses)
      on investments ........................        (0.48)          2.50
  (1.16)          4.56           0.22

----------------------------------------------------------------------
Total from investment operations ............        (0.30)          2.75
  (0.78)          4.99           0.68

----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .....        (0.18)         (0.25)
  (0.38)         (0.43)         (0.46)
   Distributions from net realized gains ....        (1.63)         (3.07)
  (0.18)         (0.24)         (0.02)

----------------------------------------------------------------------
Total distributions .........................        (1.81)         (3.32)
  (0.56)         (0.67)         (0.48)

----------------------------------------------------------------------

Net asset value at end of year ..............   $    12.74     $    14.85     $
  15.42     $    16.76     $    12.44

======================================================================

Total return(A) .............................       (2.56%)        18.07%
 (4.79%)        40.92%          5.61%

======================================================================

Net assets at end of year (000's) ...........   $   28,570     $   35,915     $
 38,391     $   42,463     $   36,087

======================================================================

Ratio of net expenses to
   average net assets(B) ....................        1.33%          1.34%
  1.33%          1.25%          1.25%

Ratio of net investment income to
   average net assets .......................        1.22%          1.85%
  2.30%          3.03%          3.65%

Portfolio turnover rate .....................          63%            22%
     4%             0%             3%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.36% for the year ended March 31, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

UTILITY FUND - CLASS C
FINANCIAL HIGHLIGHTS

================================================================================
=======================================
                                                            PER SHARE DATA FOR A
SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------
---------------------------------------
                                                                         YEARS
ENDED MARCH 31,

-----------------------------------------------------------------------
                                                   2001           2000
1999           1998           1997
--------------------------------------------------------------------------------
---------------------------------------
Net asset value at beginning of year ........   $    14.86     $    15.40     $
  16.74     $    12.43     $    12.23

----------------------------------------------------------------------


Income (loss) from investment operations:

   Net investment income ....................         0.01           0.13
   0.18           0.31           0.35
   Net realized and unrealized gains (losses)

   on investments ...........................        (0.49)          2.50
  (1.16)          4.57           0.24

----------------------------------------------------------------------
Total from investment operations ............        (0.48)          2.63
  (0.98)          4.88           0.59

----------------------------------------------------------------------


Less distributions:

   Dividends from net investment income .....        (0.01)         (0.10)
  (0.18)         (0.33)         (0.37)
   Distributions from net realized gains ....        (1.63)         (3.07)
  (0.18)         (0.24)         (0.02)

----------------------------------------------------------------------
Total distributions .........................        (1.64)         (3.17)
  (0.36)         (0.57)         (0.39)

----------------------------------------------------------------------


Net asset value at end of year ..............   $    12.74     $    14.86     $
  15.40     $    16.74     $    12.43

======================================================================


Total return(A) .............................       (3.70%)        17.16%
 (5.92%)        39.91%          4.82%

======================================================================


Net assets at end of year (000's) ...........   $    2,396     $    2,887     $
  3,215     $    3,597     $    3,099

======================================================================


Ratio of net expenses to

   average net assets(B) ....................        2.50%          2.46%
  2.50%          2.00%          2.00%


Ratio of net investment income to

   average net assets .......................        0.05%          0.73%
  1.13%          2.28%          2.89%


Portfolio turnover rate .....................          63%            22%
     4%             0%             3%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 2.53% for the year ended March 31, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001
================================================================================

1.   ORGANIZATION

The International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund and Utility Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

Prior to May 1, 2000, the International Equity Fund, Emerging Growth Fund and Value Plus Fund were part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Funds were merged into separate series of the Trust.

The International Equity Fund seeks to increase the value of Fund shares over the long-term by investing primarily in equity securities of foreign companies. The Fund will invest in at least three countries outside the United States.

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily in emerging growth companies.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes. The Fund invests primarily in stocks of domestic companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests in growth companies that are likely to benefit from new or innovative products, services or processes.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in domestic stocks of mid to large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a three to five year period.

The Equity Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of common stocks, which are believed to have growth attributes superior to the general market.

The Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average. The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average.

The Value Plus Fund seeks to increase the value of Fund shares over the long-term by investing primarily in common stocks of larger companies that the portfolio manager believes are undervalued.

The Utility Fund seeks growth of capital and current income by investing primarily in securities of public utilities. The Fund invests primarily in a diversified portfolio of common, preferred and convertible preferred stocks and bonds of domestic public utilities. The Fund will invest in the securities of public utilities which are involved in the production, supply or distribution of electricity, natural gas, telecommunications (including cable and wireless companies) and water.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The International Equity Fund, Emerging Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund, Utility Fund and, effective May 17, 2000, Aggressive Growth Fund each offer two classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of average daily net assets) and Class C shares (currently sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The International Equity Fund, Emerging Growth Fund and Value Plus Funds' custodian fees presented on the Statement of Operations include expenses for administration and accounting and pricing services provided for the Fund by Investors Bank & Trust Company, the Funds' administrator, custodian and fund accounting services provider. The fee is a unified fee and therefore each expense cannot be broken out separately.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Foreign currency value translation - The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

Forward foreign currency and spot contracts - The International Equity Fund, Emerging Growth Fund and Value Plus Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts. As of March 31, 2001, no Fund held open forward foreign currency or spot contracts.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Effective August 1, 1999, the maximum offering price per share of Class A shares of the Aggressive Growth Fund, Growth/Value Fund, Equity Fund and Utility Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class C shares of the Growth/Value Fund, Equity Fund and Utility Fund and effective May 1, 2000, the International Equity Fund, Emerging Growth Fund and Value Plus Fund and, effective May 17, 2000, Aggressive Growth Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

Prior to August 1, 1999, the maximum offering price per share of Class A shares of the Utility Fund and Equity Fund and shares of the Growth/Value Fund and Aggressive Growth Fund was equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of the Utility Fund and Equity Fund was equal to the net asset value per share.

The redemption price per share of each class of shares of a Fund is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income-- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly for the Equity Fund, Enhanced 30 Fund, Value Plus Fund and Utility Fund and annually for the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund and Growth/Value Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization  costs  --  Costs  incurred  by  the  Aggressive  Growth  Fund  and
Growth/Value Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2001:

--------------------------------------------------------------------------------
------------------------------
                                              INTERNATIONAL      EMERGING
AGGRESSIVE        GROWTH/
                                                 EQUITY           GROWTH
  GROWTH           VALUE
                                                  FUND             FUND
   FUND             FUND
--------------------------------------------------------------------------------
------------------------------
Gross unrealized appreciation ............   $      66,889    $   4,060,224    $
  4,463,415    $  13,013,866
Gross unrealized depreciation ............      (2,523,334)      (1,828,802)
 (7,637,470)     (43,850,782)

----------------------------------------------------------------
Net unrealized appreciation (depreciation)   $  (2,456,445)   $   2,231,422    $
 (3,174,055)   $ (30,836,916)

================================================================
Federal income tax cost ..................   $  13,663,217    $  18,685,708    $
 22,895,151    $ 172,703,867

================================================================
--------------------------------------------------------------------------------
------------------------------

--------------------------------------------------------------------------------
------------------------------
                                                 EQUITY        ENHANCED 30
VALUE PLUS        UTILITY
                                                  FUND             FUND
   FUND             FUND
--------------------------------------------------------------------------------
------------------------------
Gross unrealized appreciation ............   $   3,027,225    $     449,171    $
  4,717,566    $   6,775,461
Gross unrealized depreciation ............      (6,423,320)      (1,114,020)
 (4,438,114)      (2,097,712)

----------------------------------------------------------------
Net unrealized appreciation (depreciation)   $  (3,396,095)   $    (664,849)   $
    279,452    $   4,677,749

================================================================
Federal income tax cost ..................   $  30,053,730    $   6,983,500    $
 51,015,206    $  26,419,239

================================================================
--------------------------------------------------------------------------------
------------------------------

Reclassification of capital accounts - For the period ended March 31, 2001, the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund and Equity Fund reclassified net investment losses of $26,287, $4,845, $512,864, $1,074,058 and $394,711, respectively, against paid-in capital on the Statements of Assets and Liabilities. The Utility Fund reclassified net investment losses of $14 against accumulated net realized gains from security transactions on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

As of March 31, 2001, the International Equity Fund, Emerging Growth Fund, Growth/Value Fund, Enhanced 30 Fund and Value Plus Fund had capital loss carryforwards for federal income tax purposes of $835,988, $128,921, $2,005,441, $99,480 and $1,025,651, respectively, none of which expire prior to March 31, 2009. The Aggressive Growth Fund had capital loss carryforwards for federal income tax purposes of $871 none of which expire prior to August 31, 2008. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended March 31, 2001:

--------------------------------------------------------------------------------
--------------
                                     INTERNATIONAL    EMERGING      AGGRESSIVE
   GROWTH/
                                        EQUITY         GROWTH         GROWTH
    VALUE
                                         FUND           FUND           FUND
     FUND
--------------------------------------------------------------------------------
--------------
Purchases of investment securities   $  6,568,519   $  8,297,763   $  9,932,687
 $162,071,660

---------------------------------------------------------
Proceeds from sales and maturities
   of investment securities ......   $  5,290,714   $  3,157,865   $  5,012,327
 $ 42,839,331

---------------------------------------------------------
--------------------------------------------------------------------------------
--------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
--------------
                                        EQUITY       ENHANCED 30    VALUE PLUS
   UTILITY
                                         FUND           FUND           FUND
     FUND
--------------------------------------------------------------------------------
--------------
Purchases of investment securities   $ 55,064,419   $  6,973,253   $ 11,067,067
 $ 22,261,077

---------------------------------------------------------
Proceeds from sales and maturities
   of investment securities ......   $ 68,867,989   $    160,972   $  5,764,076
 $ 30,167,129

---------------------------------------------------------
--------------------------------------------------------------------------------
--------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of separate Management Agreements. Under the Management Agreements, the Equity Fund and Utility Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Aggressive Growth Fund and Growth/Value Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million. The International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.95%, 0.80%, 0.65% and 0.75%, respectively, of average daily net assets.

Credit Suisse Asset Management LLC (Credit Suisse) has been retained by the Adviser to manage the investments of the International Equity Fund. The Adviser (not the Fund) pays Credit Suisse a fee for these services.

David L.  Babson & Company,  Inc.  (Babson)  and  Westfield  Capital  Management
Company, Inc. (Westfield) have been retained by the Adviser to manage the investments of the Emerging Growth Fund. The Adviser (not the Fund) pays Babson and Westfield a fee for these services.

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Aggressive Growth Fund and Growth/Value Fund. The Adviser (not the Funds) pays Mastrapasqua a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington) has been retained by the Adviser to manage the investments of the Equity Fund, Value Plus Fund and Utility Fund. The Adviser (not the Funds) pays Fort Washington a fee for these services.

Todd Investment Advisors, Inc. (Todd) has been retained by the Adviser to manage the investments of the Enhanced 30 Fund. The Adviser (not the Fund) pays Todd a fee for these services.

Under the terms of the Sponsor Agreements, the Adviser waived its fees for the International Equity Fund, Emerging Growth Fund and Value Plus Fund of $5,794, $11,561 and $25,580, respectively, and reimbursed the Funds $52,601, $11,809 and $10,836, respectively, of other expenses during the period ended March 31, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Adviser waived $16,902, $45,042 and $12,947 of investment advisory fees for the Aggressive Growth Fund, Enhanced 30 Fund and Utility Fund, respectively, during the period ended March 31, 2001. The Adviser also reimbursed the Enhanced 30 Fund $30,674 for other operating expenses.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $17 per shareholder account from each Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels, of $3,000 from each of the Aggressive Growth Fund, Equity Fund, Enhanced 30 Fund and Utility Fund and $4,000 from the Growth/Value Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $1,916, $15,341, $5,814, $69,834, $355, $452, $2,227 and $1,115 from underwriting and broker commissions on the sale of shares of the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30 Fund, Value Plus Fund and Utility Fund, respectively, during the period ended March 31, 2001. In addition, the Underwriter collected $19,062, $49,040, $637, $16,103, $141, $1,744 and $202 of contingent deferred sales loads on the redemption of Class C shares of the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Value Plus Fund and Utility Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
Firstar Bank, N.A., which serves as the custodian for the Aggressive Growth Fund and Growth/Value Fund, was a significant shareholder of record of each Fund as of March 31, 2001. Under the terms of its Custodian Agreements, Firstar Bank receives from each Fund an asset-based fee plus certain transaction charges.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

SPONSOR AGREEMENT
The Trust, on behalf of the International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund, has entered into Sponsor Agreements with the Adviser. The Adviser provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Adviser receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Adviser waived all fees under the Sponsor Agreement through March 31, 2001. The Adviser has also agreed to continue to waive all fees, as described above, until December 31, 2001, for the International Equity Fund, Emerging Growth Fund and Value Plus Fund and until March 31, 2002 for the Enhanced 30 Fund, as needed to maintain each Fund's expenses at a set level. The Sponsor Agreements may be terminated by the Adviser, the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund on not less than 30 days prior written notice.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                              THREE MONTHS    YEAR        YEAR
                                                 ENDED       ENDED       ENDED
                                                MARCH 31,   DEC. 31,    DEC. 31,
(000's)                                           2001        2000        1999
--------------------------------------------------------------------------------
CLASS A
Shares sold .................................      136         546          71
Shares reinvested ...........................       --         184          44
Shares redeemed .............................     (127)       (518)       (101)
                                                  ----------------------------
Net increase in shares outstanding ..........        9         212          14
Shares outstanding, beginning of period .....      760         548         534
                                                  ----------------------------
Shares outstanding, end of period ...........      769         760         548
                                                  ============================
CLASS C
Shares sold .................................      118         331          24
Shares reinvested ...........................       --         129          33
Shares redeemed .............................       (5)       (346)        (67)
                                                  ----------------------------
Net increase (decrease) in shares outstanding      113         114         (10)
Shares outstanding, beginning of period .....      520         406         416
                                                  ----------------------------
Shares outstanding, end of period ...........      633         520         406
                                                  ============================
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
                                                     EMERGING GROWTH FUND
--------------------------------------------------------------------------------
                                              THREE MONTHS    YEAR        YEAR
                                                 ENDED       ENDED       ENDED
                                                MARCH 31,   DEC. 31,    DEC. 31,
(000's)                                           2001        2000        1999
--------------------------------------------------------------------------------
CLASS A
Shares sold .................................      419         829          97
Shares reinvested ...........................       --         118          72
Shares redeemed .............................      (73)       (727)       (157)
                                                 -----------------------------
Net increase in shares outstanding ..........      346         220          12
Shares outstanding, beginning of period .....      853         633         621
                                                 -----------------------------
Shares outstanding, end of period ...........    1,199         853         633
                                                 =============================
CLASS C
Shares sold .................................      193         325          23
Shares reinvested ...........................       --          53          34
Shares redeemed .............................      (11)       (297)        (65)
                                                 -----------------------------
Net increase (decrease) in shares outstanding      182          81          (8)
Shares outstanding, beginning of period .....      324         243         251
                                                 -----------------------------
Shares outstanding, end of period ...........      506         324         243
                                                 =============================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
------------
                                               AGGRESSIVE GROWTH FUND
GROWTH/VALUE FUND
--------------------------------------------------------------------------------
------------
                                                 YEAR         YEAR        YEAR
    YEAR
                                                 ENDED        ENDED       ENDED
    ENDED
                                               MARCH 31,    MARCH 31,   MARCH
31,  MARCH 31,
(000's)                                         2001(A)       2000        2001
   2000(B)
--------------------------------------------------------------------------------
------------
CLASS A
Shares sold .................................      750         829       4,420
    1,772
Shares reinvested ...........................       --           3          --
       30
Shares redeemed .............................     (767)       (365)     (1,479)
     (774)

-----------------------------------------
Net increase (decrease) in shares outstanding      (17)        467       2,941
    1,028
Shares outstanding, beginning of period .....    1,192         725       2,438
    1,410

-----------------------------------------
Shares outstanding, end of period ...........    1,175       1,192       5,379
    2,438

=========================================
CLASS C

Shares sold .................................      143          --       1,668
      342
Shares reinvested ...........................       --          --          --
        1
Shares redeemed .............................      (29)         --        (154)
       (9)

-----------------------------------------
Net increase in shares outstanding ..........      114          --       1,514
      334
Shares outstanding, beginning of period .....       --          --         334
       --

-----------------------------------------
Shares outstanding, end of period ...........      114          --       1,848
      334

=========================================
--------------------------------------------------------------------------------
------------

(A) Except for the Aggressive Growth Fund Class C shares which represents the period from the initial public offering (May 17, 2000) through March 31, 2001.

(B) Except for the Growth/Value Fund Class C shares which represents the period from the initial public offering (August 2, 1999) through March 31, 2000.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
                                                                       ENHANCED
                                                    EQUITY FUND        30 FUND
--------------------------------------------------------------------------------
                                                 YEAR        YEAR        YEAR
                                                ENDED       ENDED       ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,
(000's)                                          2001        2000       2001(A)
--------------------------------------------------------------------------------
CLASS A
Shares sold .................................      890         689         696
Shares reinvested ...........................      153         398           3
Shares redeemed .............................   (1,947)       (752)         (2)
                                                ------------------------------
Net increase (decrease) in shares outstanding     (904)        335         697
Shares outstanding, beginning of period .....    2,846       2,511          --
                                                ------------------------------
Shares outstanding, end of period ...........    1,942       2,846         697
                                                ==============================
CLASS C
Shares sold .................................       28          23          14
Shares reinvested ...........................        9          23          --
Shares redeemed .............................      (20)        (28)         --
                                                ------------------------------
Net increase (decrease) in shares outstanding       17          18          14
Shares outstanding, beginning of period .....      162         144          --
                                                ------------------------------
Shares outstanding, end of period ...........      179         162          14
                                                ==============================
--------------------------------------------------------------------------------

(A) Represents the period from the initial public offering (May 1, 2000 and May 16, 2000) for Class A and Class C shares, respectively, through March 31, 2001.

--------------------------------------------------------------------------------
------------------
                                                 VALUE PLUS FUND
UTILITY FUND
--------------------------------------------------------------------------------
------------------
                                       THREE MONTHS    YEAR        YEAR
YEAR        YEAR
                                          ENDED       ENDED       ENDED
ENDED       ENDED
                                         MARCH 31,   DEC. 31,    DEC. 31,
MARCH 31,   MARCH 31,
(000's)                                    2001        2000        1999
2001        2000
--------------------------------------------------------------------------------
------------------
CLASS A
Shares sold ...........................      452       3,249          88
162         257
Shares reinvested .....................        4         458          57
256         442
Shares redeemed .......................      (84)     (1,772)        (44)
(595)       (769)

-----------------------------------------------------
Net increase (decrease) in

   shares outstanding .................      372       1,935         101
(177)        (70)
Shares outstanding, beginning of period    4,637       2,702       2,601
2,419       2,489

-----------------------------------------------------
Shares outstanding, end of period .....    5,009       4,637       2,702
2,242       2,419

=====================================================
CLASS C

Shares sold ...........................        9         181          44
 32          24
Shares reinvested .....................       --          19           1
 15          34
Shares redeemed .......................      (30)        (56)        (28)
(53)        (73)

-----------------------------------------------------
Net increase (decrease) in

   shares outstanding .................      (21)        144          17
 (6)        (15)
Shares outstanding, beginning of period      191          47          30
194         209

-----------------------------------------------------
Shares outstanding, end of period .....      170         191          47
188         194

=====================================================
--------------------------------------------------------------------------------
------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   BORROWINGS

The Aggressive Growth Fund and Growth/Value Fund each have a Loan Agreement with Firstar Bank, N.A. Each Fund may use the Loan Agreement for temporary or emergency purposes, including the financing of capital share redemption requests that might otherwise require the untimely disposition of securities. The Aggressive Growth Fund may also engage in leveraging. The Loan Agreements permit borrowings up to a maximum principal amount outstanding not to exceed the lesser of $3,000,000 for the Aggressive Growth Fund and $1,500,000 Growth/Value Fund or certain other amounts which are calculated based upon the amounts and composition of assets in each Fund as defined in the Loan Agreement. Each Fund agrees to pay interest on any unpaid principal balance at prevailing market rates as defined in the Loan Agreement.

As of March 31, 2001, the Aggressive Growth Fund had $885,000 outstanding borrowings and Growth/Value Fund had no outstanding borrowings under the Loan Agreement. The maximum amount outstanding during the year ended March 31, 2001 for the Aggressive Growth Fund was $3,000,000 at a weighted average interest rate of 9.17%. For the year ended March 31, 2001, the Aggressive Growth Fund incurred, and the Adviser reimbursed, $88,512 of interest expense on such borrowings.

7.   RESTRICTED SECURITY

On December 20, 1999, the Aggressive Growth Fund purchased 83,333 shares of 21e Web Network, Inc. at an original cost of $500,000, the sale of which is restricted. At March 31, 2001, this security represented 0.88% of net assets and was valued at $167,000 based on fair value. The fair value is determined under the direction of the Board of Trustees. No quoted market price exists for 21e Web Network, Inc. shares.

8.   FUND MERGERS AND TERMINATIONS

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust (Series Trust) approved an Agreement and Plan of Reorganization (CST Agreement) between the Series Trust and the Touchstone Strategic Trust (formerly Countrywide Strategic Trust). Pursuant to the CST Agreement, Emerging Growth Fund (Old Emerging Growth Fund) and International Equity Fund (Old International Equity Fund) of Series Trust were merged into separate series of the Strategic Trust. In addition, Value Plus Fund (Old Value Plus Fund) and Touchstone Growth & Income Fund (Growth & Income Fund) of Series Trust merged into the Touchstone Value Plus Fund (New Value Plus Fund) of the Strategic Trust.

The mergers described above were approved by shareholders of each Fund at special meetings of shareholders held on April 19, 2000.

Pursuant to the CST Agreement described above, on May 1, 2000, New Value Plus Fund acquired all of the assets and assumed liabilities of Old Value Plus Fund and Growth & Income Fund, in an exchange for Class A shares and Class C shares of New Value Plus Fund.

Pursuant to the CST Agreement described above, on May 1, 2000, International Equity Fund acquired all of the assets and assumed liabilities of Old International Equity Fund, in an exchange for Class A shares and Class C shares.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to the CST Agreement described above, on May 1, 2000, Emerging Growth Fund acquired all of the assets and assumed liabilities of Old Emerging Growth Fund, in an exchange for Class A shares and Class C shares.

The above acquisitions were accomplished by a tax-free exchange of shares of each respective Fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:

                           VALUE OF
  ACQUIRING FUND         ACQUIRED FUND            NET ASSETS         NUMBER OF
     UNREALIZED        NET ASSETS
OF STRATEGIC TRUST      OF SERIES TRUST            ACQUIRED        SHARES ISSUED
   GAIN OR (LOSS)  AFTER ACQUISITION
------------------      ---------------            --------        -------------
   --------------  -----------------
Emerging                Old Emerging
Growth Fund             Growth Fund              $21,922,346         1,233,880
    $ 2,831,406        $21,922,346

International           Old International

Equity Fund             Equity Fund              $14,619,896         960,029 $
      1,083,108        $14,619,896

New Value Plus Fund     Old Value Plus Fund      $34,415,946         2,962,931
    $ 1,629,658        $63,982,156

New Value Plus Fund     Growth & Income Fund     $29,566,203         2,548,492
    $(1,341,172)       $63,982,156

9.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended March 31, 2001. On December 7, 2000, the Equity Fund and Utility Fund declared and paid a long-term capital gain distribution of $2,858,101 and $3,811,576, respectively. As required by federal regulations, shareholders received notification of their portion of a Fund's taxable gain distribution, if any, paid during the 2000 calendar year early in 2001.

The International Equity Fund paid foreign taxes of $5,830 or $0.00 per share and recognized $5,569 or $0.00 per share of foreign source income during the period ended March 31, 2001.

On March 15, 2001, the Board of Trustees approved the change in fiscal year ends for the International Equity Fund, Emerging Growth Fund and Value Plus Fund from December 31 to March 31.

10.  SUBSEQUENT EVENTS

Effective May 1, 2001, each Fund is authorized to issue Class B shares. Class B shares are sold subject to a contingent deferred sales load (CDSC) of 5.00% if shares are redeemed within one year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. At the end of eight years, Class B shares will convert to Class A shares.

Effective May 1, 2001, Class C shares of each Fund will no longer be sold with a front-end sales load.

Effective May 1, 2001, TCW Investment Management Company (TCW) replaced Babson as sub-adviser to the Emerging Growth Fund.

                           TOUCHSTONE FAMILY OF FUNDS

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 98.4%                                      (000's)      (000's)
--------------------------------------------------------------------------------
GREAT BRITAIN-- 22.8%
Abbey National ......................................           12    $     197
BP Amoco ............................................           37          305
British Telecommunications ..........................           25          184
CGNU ................................................           10          133
Glaxo Smithkline Plc ................................           12          312
HSBC Holdings .......................................           12          146
Lloyds TSB Group ....................................            8           78
Logica ..............................................            2           33
Marconi .............................................           10           50
Reed International ..................................           23          217
Royal Bank of Scotland Group* .......................           10          226
Shell Transport & Trading ...........................           37          287
Vodafone Group ......................................          155          424
                                                                      ---------
                                                                      $   2,592
                                                                      ---------
FRANCE-- 16.0%
Alcatel .............................................            3    $     100
Aventis .............................................            4          288
AXA .................................................            2          180
Banque Nationale de Paris ...........................            1          115
Cap Gemini SA .......................................            0            1
Groupe Danone .......................................            1           83
Orange SA* ..........................................            5           45
Publicis ............................................            4          136
Renault .............................................            2           90
Canal Plus* .........................................            1            5
STMicroelectronics ..................................            1           49
Suez Lyonnaise Des Eaux-Dumex .......................            1          163
Total Fina, B .......................................            2          283
Vivendi Universal* ..................................            5          281
                                                                      ---------
                                                                      $   1,819
                                                                      ---------
JAPAN-- 13.5%
Bank of Tokyo .......................................            3    $      27
Canon ...............................................            1           36
Dai Nippon Printing .................................            1           12
Daikin Industries ...................................            1           16
Daiwa Securities ....................................            2           19
Denso ...............................................            2           38
East Japan Railway ..................................            0           16
Fanuc ...............................................            1           17
Fuji Photo Film .....................................            2           55
Fuji Soft ABC .......................................            0           10
Fujitsu .............................................            1           13

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 98.4% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
Hitachi .............................................            3    $      26
Hitachi Credit ......................................            1           27
Ito Yokado Co .......................................            1           24
Kao .................................................            1           25
Kirin Brewery .......................................            2           18
Kubota ..............................................            9           29
Kyocera .............................................            0           18
Marui ...............................................            0           14
Matsushita Electric .................................            2           36
Mitsubishi Estate ...................................            1            9
Mitsui Chemicals ....................................            5           23
Mizuho Holdings .....................................            0           39
Murata Manufacturing ................................            0           33
NEC .................................................            1           16
Nikko Securities Co. (The) ..........................            2           14
Nintendo ............................................            0           32
Nippon Meat Packers .................................            2           22
Nippon Mitsubishi Oil ...............................            4           20
Nippon Telegraph & Telephone ........................            0           57
Nissan Motor ........................................            3           19
Nissin Food Products ................................            1           20
Nomura Securities ...................................            1           18
NTT Data ............................................            0           14
NTT Docomo ..........................................            0           69
Olympus Optical .....................................            1           14
Omron ...............................................            1           17
Orix ................................................            1           33
Ricoh Corp ..........................................            1           18
Rohm Company ........................................            0           33
Sakura Bank .........................................            5           23
Secom ...............................................            1           28
Seven Eleven Japan ADR ..............................            0           16
Shin-Etsu Chemical ..................................            1           34
SMC .................................................            0           23
Softbank ............................................            0           11
Sony ................................................            0           28
Sumitomo Bank .......................................            4           36
Sumitomo Chemical ...................................            6           29
Sumitomo Electric Industries ........................            4           46
Takeda Chemical Industries ..........................            1           48
Tokio Marine & Fire Insurance .......................            2           20
Tokyo Broadcasting System ...........................            1           24
Tokyo Electric Power ................................            1           15
Toshiba .............................................            4           23
Toyota Motor ........................................            2           85
Yamanouchi Pharmaceutical ...........................            1           34
Yamato Transport ....................................            1           20
                                                                      ---------
                                                                      $   1,539
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 98.4% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
SWITZERLAND-- 9.4%
ABB .................................................            2    $     114
Nestle ..............................................            0          160
Novartis ............................................            0          218
Roche Holding .......................................            0          172
The Swatch Group ....................................            0          123
Union Bank of Switzerland ...........................            1          159
Zurich Financial Services* ..........................            0          121
                                                                      ---------
                                                                      $   1,067
                                                                      ---------
GERMANY-- 9.4%
Bayerische Hypo Vereinsbank .........................            2    $     120
Deutsche Bank .......................................            0           38
Deutsche Telekom ....................................            4           91
Kamps ...............................................            6           69
Muenchener Rueckversicherungs-Gasellschaft ..........            1          255
Preussag ............................................            4          140
Siemens .............................................            2          241
Veba ................................................            2          110
                                                                      ---------
                                                                      $   1,064
                                                                      ---------
NETHERLANDS-- 7.9%
Gucci Group .........................................            1    $      80
Ing Groep ...........................................            3          203
Koninklijke KPN .....................................           12          117
Koninklijke Numico ..................................            2           96
Philips Electronics .................................            9          248
VNU .................................................            4          163
                                                                      ---------
                                                                      $     907
                                                                      ---------
SPAIN-- 5.2%
Banco Bilbao Vizcaya Argenta* .......................           15    $     205
Banco Santander Central Hispano .....................            4           37
Endesa ..............................................            5           80
Repsol S.A ..........................................            6           99
Telefonica* .........................................           11          168
                                                                      ---------
                                                                      $     589
                                                                      ---------
ITALY-- 4.8%
Assicurazione Generali ..............................            3    $      85
Concessioni e Costruzioni Autostrade ................           15           90
Istituto Bancario San Paolo di Torino ...............           13          175
Olivetti* ...........................................           84          160
Tiscali* ............................................            3           39
                                                                      ---------
                                                                      $     549
                                                                      ---------
FINLAND-- 2.6%
Nokia Oyj ...........................................            4    $     106
UPM-Kymmene .........................................            7          194
                                                                      ---------
                                                                      $     300
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 98.4% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
AUSTRALIA-- 2.6%
Broken Hill Proprietary .............................            9    $      86
National Australia Bank .............................            8          118
Telstra Corporation .................................            2           89
                                                                      ---------
                                                                      $     293
                                                                      ---------
HONG KONG-- 2.3%
Cheung Kong Holdings ................................            4    $      42
Hang Seng Bank ......................................            6           67
Hutchison Whampoa ...................................            5           52
Sun Hung Kai Properties .............................            5           49
Sunevision Holdings* ................................            0            0
Swire Pacific, Class A ..............................            9           56
                                                                      ---------
                                                                      $     266
                                                                      ---------
SWEDEN-- 0.8%
Ericsson LM-B .......................................           16    $      84
                                                                      ---------

SINGAPORE-- 0.7%
DBS Group Holdings ..................................            3    $      27
Singapore Airlines Ltd. .............................            4           30
Singapore Tech Engineering ..........................           14           21
                                                                      ---------
                                                                      $      78
                                                                      ---------
PORTUGAL-- 0.4%
Portugal Telecom ....................................            5    $      44
                                                                      ---------

TOTAL COMMON STOCKS-- (COST $13,389) ................                 $  11,191
                                                                      ---------

--------------------------------------------------------------------------------
                                                                        MARKET
                                                           SHARES        VALUE
PREFERED STOCKS-- 0.1%                                     (000's)      (000's)
--------------------------------------------------------------------------------
GERMANY-- 0.1%
SAP (Amortized Cost $18) ............................            1    $      11
                                                                      ---------

--------------------------------------------------------------------------------
                                                                        MARKET
                                                           SHARES        VALUE
WARRANTS AND RIGHTS                                        (000's)      (000's)
--------------------------------------------------------------------------------
FRANCE-- 0.0%
Telefonica Rights ...................................            0    $       2
Banque Nationale de Paris, Warrants* ................            0            2
                                                                      ---------
                                                                      $       4
                                                                      ---------
TOTAL INVESTMENT AT VALUE-- 98.5%
   (Amortized cost $13,407) .........................                 $  11,206

OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.5% ........                       166
                                                                      ---------

NET ASSETS-- 100% ...................................                 $  11,372
                                                                      =========

*    Non-income producing security.
ADR - American Depository Receipt
Share amounts and/or market values that round to less than 1,000 are presented as zero.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================

Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of March 31, 2001 was as follows:

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
INDUSTRY SECTOR                                                       NET ASSETS
--------------------------------------------------------------------------------
Banking ..........................................................       16.3%
Telephone Systems ................................................       10.6%
Pharmaceuticals ..................................................        9.5%
Oil & Gas ........................................................        8.7%
Commercial Services ..............................................        6.7%
Insurance ........................................................        6.2%
Electronics ......................................................        6.0%
Communications ...................................................        4.5%
Financial Services ...............................................        3.5%
Media - Broadcasting & Publishing ................................        3.5%
Beverages, Food & Tobacco ........................................        3.3%
Electrical Equipment .............................................        2.8%
Transportation ...................................................        2.3%
Automotive .......................................................        2.0%
Forest Products & Paper ..........................................        1.7%
Multiple Utilities ...............................................        1.7%
Advertising ......................................................        1.2%
Food Retailers ...................................................        1.2%
Chemicals ........................................................        1.0%
Entertainment & Leisure ..........................................        0.9%
Mining ...........................................................        0.8%
Heavy Machinery ..................................................        0.8%
Electric Utilities ...............................................        0.8%
Computer Software & Processing ...................................        0.5%
Real Estate ......................................................        0.4%
Textiles, Clothing & Fabrics .....................................        0.4%
Airlines .........................................................        0.3%
Industrial - Diversified .........................................        0.1%
Retailers ........................................................        0.1%
Other assets in excess of liabilities ............................        2.2%
                                                                     ---------
                                                                        100.0%
                                                                     =========

                           TOUCHSTONE FAMILY OF FUNDS

EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 78.2%                                      (000's)      (000's)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-- 12.0%
Administaff* ........................................           11    $     207
Career Education* ...................................           12          603
Celgene * ...........................................           16          398
DeVry* ..............................................           10          301
EGL* ................................................            6          156
Forrester Research* .................................           14          324
New England Business Service ........................            3           54
Sequenom* ...........................................           14          119
Stericycle* .........................................           15          669
Stewart Information Services* .......................            1           13
Storagenetworks* ....................................           35          380
                                                                      ---------
                                                                      $   3,224
                                                                      ---------
BANKING-- 8.8%
Commerce Bancorp NJ .................................            2    $     108
Cullen/Frost Bankers ................................           11          373
Dime Bancorp ........................................            5          160
Dime Bancorp-Warrant* ...............................            5            1
East West Bancorp Inc. ..............................           15          295
Golden State Bancorp ................................            8          209
Heller Financial ....................................           11          401
IndyMac Bancorp* ....................................           11          305
New York Community Banco ............................            5          148
Southwest Bancorp of Texas* .........................           11          355
                                                                      ---------
                                                                      $   2,355
                                                                      ---------
OIL & GAS-- 7.5%
Energen .............................................            5    $     191
Equitable Resources .................................            3          173
Hanover Compressor* .................................           14          437
Helmerich & Payne ...................................            7          329
Nabors Industries* ..................................            2           83
Newpark Resources* ..................................           10           87
Nui Corporation .....................................            2           57
Stolt Offshore * ....................................            4           53
Superior Energy Services* ...........................           22          244
Varco International Inc.* ...........................           18          369
                                                                      ---------
                                                                      $   2,023
                                                                      ---------
PHARMACEUTICALS-- 7.1%
Albany Molecular Research* ..........................           10    $     350
Charles River Laboratories* .........................           15          374
ILEX Oncology* ......................................           10          153
OSI Pharmaceuticals* ................................            9          361
Titan Pharmaceuticals* ..............................           14          317
Xoma* ...............................................           46          331
                                                                      ---------
                                                                      $   1,886
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 78.2% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING-- 5.3%
Entravision Communications, Class A* ................           38    $     374
Hollinger International .............................            0            6
Information Holdings* ...............................           14          295
Insight Communications* .............................           16          419
Sinclair Broadcast Group, Class A* ..................           43          314
                                                                      ---------
                                                                      $   1,408
                                                                      ---------
HEALTH CARE PROVIDERS-- 3.9%
Laboratory Corporation of America Holdings* .........            3    $     393
Manor Care* .........................................           15          308
Urocor* .............................................           36          343
                                                                      ---------
                                                                      $   1,044
                                                                      ---------
RETAILERS-- 3.3%
99 Cents Only Stores* ...............................           17    $     381
BJ's Wholesale Club* ................................            4          201
Linens `N Things* ...................................           11          294
                                                                      ---------
                                                                      $     876
                                                                      ---------
MEDICAL SUPPLIES-- 2.9%
Advanced Neuromodulation Systems* ...................           13    $     147
Arthocare* ..........................................           15          210
LTX* ................................................            1           17
Parexel International* ..............................            0            4
PolyMedica* .........................................            3           61
Respironics* ........................................            6          192
Robotic Vision Systems* .............................            7           17
Variagenics* ........................................           28          140
                                                                      ---------
                                                                      $     788
                                                                      ---------
COMPUTER SOFTWARE & PROCESSING-- 2.7%
Global Payments* ....................................            9    $     164
National Data .......................................           15          343
Precise Software Solutions* .........................           14          210
                                                                      ---------
                                                                      $     717
                                                                      ---------
HEAVY MACHINERY-- 2.3%
Cuno Incorporated* ..................................            4    $     119
Scott Technologies * ................................            3           58
W-H Energy Services* ................................           18          439
                                                                      ---------
                                                                      $     616
                                                                      ---------
ADVERTISING-- 2.1%
Advo* ...............................................            8    $     292
Penton Media Inc. ...................................            9          132
True North Communications Inc. ......................            4          151
                                                                      ---------
                                                                      $     575
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 78.2% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
COMMUNICATIONS-- 2.0%
Advanced Fibre Communications* ......................           21    $     301
Belden ..............................................            3           60
Cable Design Technologies* ..........................            3           42
Commscope* ..........................................            5           90
Cubic ...............................................            2           54
                                                                      ---------
                                                                      $     547
                                                                      ---------
RESTAURANTS-- 1.7%
CEC Entertainment* ..................................           11    $     466
                                                                      ---------

ELECTRICAL EQUIPMENT-- 1.5%
Magnetek* ...........................................            7    $      62
Wilson Greatbatch Technologies* .....................           18          342
                                                                      ---------
                                                                      $     404
                                                                      ---------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES-- 1.5%
Harman International Industries .....................            3    $      66
Herman Miller .......................................            5          125
LA-Z-Boy Chair ......................................           11          198
                                                                      ---------
                                                                      $     389
                                                                      ---------
FINANCIAL SERVICES-- 1.3%
Seacor Smit* ........................................            7          316
Taubman Centers .....................................            3           40
                                                                      ---------
                                                                      $     356
                                                                      ---------
LODGING-- 1.3%
Extended Stay America* ..............................           22    $     334
                                                                      ---------

ELECTRONICS-- 1.2%
Anadigics* ..........................................            3    $      36
Benchmark Electronics Inc.* .........................            3           58
PerkinElmer .........................................            1           58
SmartForce, ADR* ....................................            7          164
                                                                      ---------
                                                                      $     316
                                                                      ---------
TELEPHONE SYSTEMS-- 1.2%
Mediacom Communications * ...........................           17    $     323
                                                                      ---------

ENTERTAINMENT & LEISURE-- 1.2%
Six Flags* ..........................................           16    $     310
                                                                      ---------

INDUSTRIAL - DIVERSIFIED-- 1.1%
Carlisle Companies ..................................            4    $     140
Roper Industries ....................................            5          161
                                                                      ---------
                                                                      $     301
                                                                      ---------
REAL ESTATE-- 1.1%
Sl Green Realty Corp. REIT ..........................            3    $      74
Manufactured Home Communities, REIT .................            3           76
Prentiss Properties Trust, REIT .....................            6          136
                                                                      ---------
                                                                      $     286
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 78.2% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
COAL-- 0.9%
Arch Coal ...........................................            8    $     252
                                                                      ---------

INSURANCE-- 0.9%
HCC Insurance Holdings ..............................            4    $     111
White Mountains Insurance ...........................            0          131
                                                                      ---------
                                                                      $     242
                                                                      ---------
HOUSEHOLD PRODUCTS-- 0.7%
Rayovac Corp* .......................................            6    $      98
Snap-on .............................................            3           82
                                                                      ---------
                                                                      $     180
                                                                      ---------
TRANSPORTATION-- 0.7%
Newport News Shipbuilding ...........................            4    $     176
                                                                      ---------

BUILDING MATERIALS-- 0.7%
Dal-Tile International* .............................            8    $     126
Elcor ...............................................            4           49
                                                                      ---------
                                                                      $     175
                                                                      ---------
APPAREL RETAILERS-- 0.5%
Stein Mart Inc.* ....................................           12    $     129
                                                                      ---------

COMPUTERS & INFORMATION-- 0.4%
Avici Systems* ......................................           10    $      78
Gerber Scientific ...................................            4           27
                                                                      ---------
                                                                      $     105
                                                                      ---------
ELECTRIC UTILITIES-- 0.2%
CH Energy Group .....................................            1    $      27
WPS Resources Corp. .................................            1           34
                                                                      ---------
                                                                      $      61
                                                                      ---------
METALS-- 0.2%
Harsco ..............................................            2    $      50
                                                                      ---------

TOTAL INVESTMENTS AT VALUE-- 78.2%
   (Amortized Cost $18,607) .........................                 $  20,914

OTHER ASSETS IN EXCESS OF LIABILITIES-- 21.8% .......                     5,827
                                                                      ---------

NET ASSETS-- 100% ...................................                 $  26,741
                                                                      =========

*    Non-income producing security.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
Share amounts and/or market values that round to less than 1,000 are presented as zero.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 104.2%                                     (000's)      (000's)
--------------------------------------------------------------------------------
TECHNOLOGY-- 34.9%
21 E Web Network* ...................................           83    $     167
Applera Corp. - Applied Biosystems Group ............           15          405
Applied Materials, Inc.* ............................           11          487
EMC Corp.* ..........................................           30          882
International Business Machines Corp. (IBM) .........            6          596
Luminent, Inc.* .....................................            1            3
Novell, Inc.* .......................................           62          310
Oracle Corp.* .......................................          104        1,550
RealNetworks, Inc.* .................................           13           88
Sun Microsystems, Inc.* .............................           54          830
Sycamore Networks, Inc.* ............................            6           56
Teradyne, Inc.* .....................................           18          578
VERITAS Software Corp.* .............................           14          649
                                                                      ---------
                                                                      $   6,601
                                                                      ---------
PHARMACEUTICALS-- 19.8%
Biovail Corp.* ......................................           22    $     795
Elan Corp. plc - ADR* ...............................           21        1,097
Forest Laboratories, Inc.* ..........................           20        1,185
Pharmacia Corp. .....................................           13          659
                                                                      ---------
                                                                      $   3,736
                                                                      ---------
BIOTECHNOLOGY-- 18.9%
Amgen, Inc.* ........................................           15    $     903
Genentech, Inc.* ....................................           17          879
IDEC Pharmaceuticals Corp.* .........................           23          912
Medimmune, Inc.* ....................................           15          538
Myriad Genetics, Inc.* ..............................            4          142
Protein Design Labs, Inc.* ..........................            5          200
                                                                      ---------
                                                                      $   3,574
                                                                      ---------
FINANCIAL SERVICES-- 11.9%
Conseco, Inc. .......................................           31    $     499
Merrill Lynch & Co., Inc. ...........................           19        1,053
Morgan Stanley Dean Witter & Co. ....................           13          696
                                                                      ---------
                                                                          2,248
                                                                      ---------
TELECOMMUNICATIONS-- 9.8%
Broadcom Corp. - Class A* ...........................            7    $     214
Brocade Communications Systems, Inc.* ...............            8          167
CIENA Corp.* ........................................           10          416
JDS Uniphase Corp.* .................................           44          811
McDATA Corp.* .......................................            1           21
PMC-Sierra, Inc.* ...................................            9          236
                                                                      ---------
                                                                      $   1,865
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 104.2% (CONTINUED)                         (000's)      (000's)
--------------------------------------------------------------------------------
MEDICAL DEVICES-- 6.3%
MiniMed, Inc.* ......................................           11    $     319
Waters Corp.* .......................................           19          883
                                                                      ---------
                                                                      $   1,202
                                                                      ---------
RETAIL-- 2.6%
RadioShack Corp. ....................................           14    $     495
                                                                      ---------

TOTAL INVESTMENTS AT VALUE-- 104.2% (Cost $22,895) ..                 $  19,721

LIABILITIES IN EXCESS OF OTHER ASSETS-- (4.2%) ......                      (808)
                                                                      ---------

NET ASSETS-- 100.0% .................................                 $  18,913
                                                                      =========

*    Non-income producing security.
ADR American Depository Receipt.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 88.8%                                      (000's)      (000's)
--------------------------------------------------------------------------------
HEALTH-- 32.4%
Amgen, Inc.* ........................................           73    $   4,376
Biovail Corp.* ......................................           96        3,468
Conseco, Inc. .......................................          256        4,122
Elan Corp. plc - ADR* ...............................           85        4,441
Forest Laboratories, Inc.* ..........................           76        4,502
Genentech, Inc.* ....................................           55        2,767
Genzyme Corp.* ......................................           34        3,071
IDEC Pharmaceuticals Corp.* .........................           83        3,300
Invitrogen Corp.* ...................................           45        2,468
Medimmune, Inc.* ....................................           62        2,224
Novartis AG .........................................           88        3,461
Pfizer, Inc. ........................................           90        3,686
Pharmacia Corp. .....................................           79        3,979
Protein Design Labs, Inc.* ..........................           19          846
                                                                      ---------
                                                                      $  46,711
                                                                      ---------
TECHNOLOGY-- 26.8%
Applera Corp. - Applied Biosystems Group ............           38    $   1,054
Applied Materials, Inc.* ............................           43        1,879
Broadcom Corp. - Class A* ...........................           39        1,113
Ciena Corp.* ........................................           39        1,623
Cisco Systems, Inc.* ................................           89        1,407
EMC Corp.* ..........................................           71        2,087
International Business Machines Corp. (IBM) .........           45        4,328
JDS Uniphase Corp.* .................................           98        1,807
Luminent, Inc.* .....................................            1            3
Millipore Corp. .....................................           65        3,007
Novell, Inc.* .......................................           91          456
Novellus Systems, Inc.* .............................           63        2,555
Oracle Corp.* .......................................          272        4,075
PMC-Sierra, Inc.* ...................................           43        1,081
RealNetworks, Inc.* .................................           43          304
Sun Microsystems, Inc.* .............................          180        2,767
Teradyne, Inc.* .....................................           34        1,122
Texas Instruments, Inc. .............................           83        2,563
VERITAS Software Corp.* .............................           64        2,936
Waters Corp.* .......................................           53        2,462
                                                                      ---------
                                                                      $  38,629
                                                                      ---------
                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 88.8% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
FINANCIAL SERVICES-- 14.6%
American Express Co. ................................           78    $   3,221
Bank of New York Co., Inc. ..........................           90        4,432
Citigroup, Inc. .....................................           80        3,613
First Union Corp. ...................................          107        3,531
Merrill Lynch & Co., Inc. ...........................           62        3,435
Morgan Stanley Dean Witter & Co. ....................           52        2,782
                                                                      ---------
                                                                      $  21,014
                                                                      ---------
RETAIL-- 8.4%
Home Depot, Inc. ....................................          102    $   4,396
Target Corp. ........................................          100        3,608
Wal-Mart Stores, Inc. ...............................           80        4,015
                                                                      ---------
                                                                      $  12,019
                                                                      ---------
CONGLOMERATES-- 2.9%
General Electric Co. ................................          100    $   4,186
                                                                      ---------

INDUSTRIAL-- 2.4%
Emerson Electric Co. ................................           55    $   3,414
                                                                      ---------

COMMUNICATIONS-- 1.3%
Brocade Communications Systems, Inc.* ...............           45    $     940
McDATA Corp.* .......................................            2           44
Nokia Oyj - ADR .....................................           38          912
                                                                      ---------
                                                                      $   1,896
                                                                      ---------
TOTAL COMMON STOCKS (Cost $158,706) .................                 $ 127,869
                                                                      ---------

--------------------------------------------------------------------------------
                                                             PAR        MARKET
                                                            VALUE        VALUE
COMMERCIAL PAPER-- 9.8%                                    (000's)      (000's)
--------------------------------------------------------------------------------
AMERICAN ELECTRIC POWER, 04/02/01 ...................        7,000    $   6,999
MCI Worldcom, 04/02/01 ..............................        7,000        6,999
                                                                      ---------
TOTAL COMMERCIAL PAPER (Amortized Cost $13,998) .....                 $  13,998
                                                                      ---------

TOTAL INVESTMENTS AT VALUE-- 98.6%
   (Amortized Cost $172,704) ........................                 $ 141,867

OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.4% ........                     2,043
                                                                      ---------

NET ASSETS-- 100.0% .................................                 $ 143,910
                                                                      =========

*    Non-income producing security.
ADR - American Depository Receipt.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 99.4%                                      (000's)      (000's)
--------------------------------------------------------------------------------
TECHNOLOGY-- 21.7%
Analog Devices, Inc.* ...............................            9    $     326
AOL Time Warner, Inc.* ..............................           14          542
Cisco Systems, Inc.* ................................           42          665
EMC Corp.* ..........................................           30          882
Intel Corp. .........................................           10          263
International Business Machines Corp. (IBM) .........            6          548
JDS Uniphase Corp.* .................................           25          461
Microsoft Corp.* ....................................           15          798
Sun Microsystems, Inc.* .............................           22          338
VERITAS Software Corp.* .............................           13          601
Vitesse Semiconductor Corp.* ........................           16          388
                                                                      ---------
                                                                      $   5,812
                                                                      ---------
HEALTH-- 21.1%
Baxter International, Inc. ..........................           10    $     941
Cardinal Health, Inc. ...............................            7          648
Elan Corp. plc - ADR* ...............................           20        1,045
Medtronic, Inc. .....................................           21          975
Pfizer, Inc. ........................................           30        1,228
Pharmacia Corp. .....................................           16          821
                                                                      ---------
                                                                      $   5,658
                                                                      ---------
FINANCIAL SERVICES-- 15.3%
American International Group ........................           13    $   1,046
Charles Schwab Corp. (The) ..........................           16          251
Citigroup, Inc. .....................................           21          945
Morgan Stanley Dean Witter & Co. ....................           10          535
Northern Trust Corp. ................................           10          600
USA Education, Inc. .................................           10          726
                                                                      ---------
                                                                      $   4,103
                                                                      ---------
CONSUMER, CYCLICAL-- 8.7%
BJ's Wholesale Club, Inc.* ..........................           15    $     718
Home Depot, Inc. ....................................           18          793
Omnicom Group, Inc. .................................           10          830
                                                                      ---------
                                                                      $   2,341
                                                                      ---------
CAPITAL GOODS-- 4.7%
General Electric Co. ................................           30    $   1,256
                                                                      ---------

ELECTRIC SERVICES-- 4.4%
AES Corp.* ..........................................           15    $     750
Calpine Corp.* ......................................            7          402
                                                                      ---------
                                                                      $   1,152
                                                                      ---------
CONSUMER STAPLES-- 3.4%
Univision Communications, Inc. - Class A* ...........           24    $     916
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 99.4% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS-- 3.3%
Nabors Industries* ..................................            8    $     430
Noble Drilling Corp.* ...............................           10          462
                                                                      ---------
                                                                      $     892
                                                                      ---------
RETAIL-- 3.3%
CVS Corp. ...........................................           15    $     877
                                                                      ---------

MANUFACTURING-- 3.2%
Tyco International, Ltd. ............................           20    $     865
                                                                      ---------

BIOLOGICAL PRODUCTS-- 2.9%
Amgen* ..............................................           13    $     782
                                                                      ---------

ENERGY-- 2.7%
Enron Corp. .........................................           13    $     726
                                                                      ---------

CONSUMER, NON-CYCLICAL-- 2.6%
PepsiCo, Inc. .......................................           16    $     703
                                                                      ---------

COMMUNICATION SERVICES-- 2.1%
Broadwing, Inc.* ....................................           30    $     575
                                                                      ---------

TOTAL INVESTMENTS AT VALUE-- 99.4% (Cost $29,552) ...                 $  26,658

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% ........                       154
                                                                      ---------

NET ASSETS-- 100.0% .................................                 $  26,812
                                                                      =========

*    Non-income producing security.
ADR - American Depository Receipt
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

ENHANCED 30 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 95.5%                                      (000's)      (000's)
--------------------------------------------------------------------------------
INDUSTRIAL-- 19.7%
Boeing Co. ..........................................            6    $     323
General Electric ....................................            4          167
Honeywell International, Inc. .......................            6          233
Minnesota Mining & Mfg. Co. .........................            2          249
United Technologies Corp. ...........................            4          279
                                                                      ---------
                                                                      $   1,251
                                                                      ---------
FINANCIAL SERVICES-- 14.5%
American Express Co. ................................            4    $     173
Bank of America Corp. ...............................            4          235
Citigroup, Inc. .....................................            5          210
J.P. Morgan & Co. ...................................            7          299
                                                                      ---------
                                                                      $     917
                                                                      ---------
HEALTH-- 14.4%
Abbott Laboratories .................................            6    $     260
Johnson & Johnson ...................................            3          219
Merck & Co., Inc. ...................................            3          235
Pfizer, Inc. ........................................            5          201
                                                                      ---------
                                                                      $     915
                                                                      ---------
INFORMATION TECHNOLOGY-- 11.9%
Cisco Systems, Inc. .................................            4    $      57
Computer Sciences Corp.* ............................            2           78
Hewlett-Packard Co. .................................            4          119
IBM Corp. ...........................................            2          202
Intel Corp. .........................................            5          126
Microsoft Corp.* ....................................            3          170
                                                                      ---------
                                                                      $     752
                                                                      ---------
CONSUMER DISCRETIONARY-- 11.0%
Home Depot, Inc. ....................................            4    $     185
McDonald's Corp. ....................................            6          169
The Walt Disney Co. .................................            5          149
Wal-Mart Stores, Inc. ...............................            4          192
                                                                      ---------
                                                                      $     695
                                                                      ---------
CONSUMER STAPLES-- 7.0%
Coca-Cola Co. .......................................            4    $     185
Kimberly-Clark Corp. ................................            4          258
                                                                      ---------
                                                                            443
                                                                      ---------
TELECOMMUNICATION SERVICE--5.3%
SBC Communications, Inc. ............................            5    $     228
Sprint Corp. ........................................            5          108
                                                                      ---------
                                                                      $     336
                                                                      ---------
UTILITIES-- 5.0%
EL Paso Corp. .......................................            5    $     313

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 95.5% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
ENERGY-- 3.7%
Exxon Mobil Corp. ...................................            3    $     235
                                                                      ---------

MATERIALS-- 3.0%
Du Pont (E.I) DE Nemours ............................            5    $     191
                                                                      ---------

TOTAL COMMON STOCKS (Cost $6,713) ...................                 $   6,048
                                                                      ---------

--------------------------------------------------------------------------------
                                                                        MARKET
                                                           SHARES        VALUE
CASH EQUIVALENTS-- 4.3%                                    (000's)      (000's)
--------------------------------------------------------------------------------
Fifth Third US Treasury Money Market Fund
   (Amortized Cost $271) ............................          271    $     271
                                                                      ---------
TOTAL INVESTMENTS AT VALUE-- 99.8%
   (Amortized Cost $6,984) ..........................                 $   6,319

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2% ........                        17
                                                                      ---------

NET ASSETS-- 100.0% .................................                 $   6,336
                                                                      =========

*    Non-income producing security.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS - 96.5%                                      (000's)      (000's)
--------------------------------------------------------------------------------
BANKING-- 9.6%
Bank of America .....................................           27    $   1,462
Charter One Financial ...............................           48        1,344
Citigroup ...........................................           28        1,258
North Fork Bancorporation ...........................           40        1,025
                                                                      ---------
                                                                      $   5,089
                                                                      ---------
TELEPHONE SYSTEMS-- 7.8%
Alltel Corp. ........................................           18    $     950
Broadwing Inc.* .....................................           35          670
SBC Communications ..................................           18          785
Verizon Communications ..............................           19          947
Worldcom Inc.* ......................................           43          807
                                                                      ---------
                                                                      $   4,159
                                                                      ---------
OIL & GAS-- 7.7%
Conoco, Class A .....................................           44    $   1,248
Exxon Mobil .........................................           12        1,004
Schlumberger ........................................            8          478
Tosco Corp. .........................................           22          919
Transocean Sedco Forex ..............................           10          429
                                                                      ---------
                                                                      $   4,078
                                                                      ---------
FINANCIAL SERVICES-- 6.9%
Federal National Mortgage Association ...............           14    $   1,138
Morgan Stanley Dean Witter ..........................            8          449
USA Education .......................................           28        2,063
                                                                      ---------
                                                                      $   3,650
                                                                      ---------
BEVERAGES, FOOD & TOBACCO-- 5.9%
Anheuser-Busch ......................................           21    $     955
McCormick & Company .................................           25        1,037
Ralston-Ralston Purina Group ........................           37        1,149
                                                                      ---------
                                                                      $   3,141
                                                                      ---------
ELECTRONICS-- 5.8%
Analog Devices* .....................................           22    $     786
Applied Materials* ..................................            7          305
Flextronics International* ..........................           27          408
Intel Corp. .........................................           25          655
LSI Logic* ..........................................           50          780
Micron Technology* ..................................            3          125
                                                                      ---------
                                                                      $   3,059
                                                                      ---------
INSURANCE-- 5.4%
Lincoln National ....................................           27    $   1,138
MGIC Investment .....................................            9          622
Wellpoint Health Networks* ..........................           12        1,163
                                                                      ---------
                                                                      $   2,923
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 96.5% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION-- 5.2%
Hewlett-Packard .....................................           16    $     507
International Business Machines .....................           13        1,289
Lexmark International Group, Class A* ...............           22          981
                                                                      ---------
                                                                      $   2,777
                                                                      ---------
HOUSEHOLD PRODUCTS-- 4.2%
Kimberly-Clark ......................................           33    $   2,232
                                                                      ---------

COMPUTER SOFTWARE & PROCESSING-- 3.2%
Computer Associates International ...................           44    $   1,189
First Data ..........................................            8          496
                                                                      ---------
                                                                      $   1,685
                                                                      ---------
ELECTRIC UTILITIES-- 3.2%
CMS Energy ..........................................           38    $   1,116
Dominion Resources ..................................            9          567
                                                                      ---------
                                                                      $   1,683
                                                                      ---------
MEDICAL SUPPLIES-- 3.1%
Baxter International ................................           17    $   1,629
                                                                      ---------

INDUSTRIAL - DIVERSIFIED-- 3.0%
Tyco International ..................................           36    $   1,574
                                                                      ---------

HEALTH CARE PROVIDERS-- 2.8%
Health Management Associates* .......................           57    $     879
Manor Care* .........................................           30          604
                                                                      ---------
                                                                      $   1,483
                                                                      ---------
BUILDING MATERIALS-- 2.6%
Masco Corp. .........................................           57    $   1,371
                                                                      ---------

HEAVY MACHINERY-- 2.5%
Ingersoll-Rand ......................................           33    $   1,310
                                                                      ---------

RETAILERS-- 2.4%
Federated Department Stores* ........................           17    $     715
Radioshack ..........................................           16          572
                                                                      ---------
                                                                      $   1,287
                                                                      ---------
AUTOMOTIVE-- 2.3%
Magna International, Class A ........................           27    $   1,226
                                                                      ---------

AEROSPACE & DEFENSE-- 2.1%
Honeywell International .............................           28    $   1,122
                                                                      ---------

ADVERTISING-- 2.0%
Interpublic Group of Companies (The) ................           31    $   1,065
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 96.5% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
PHARMACEUTICALS-- 1.8%
Merck & Co. Inc. ....................................            6    $     417
Schering-Plough .....................................           16          566
                                                                      ---------
                                                                      $     983
                                                                      ---------
MULTIPLE UTILITIES-- 1.8%
NiSource Inc. .......................................           31    $     977
                                                                      ---------

FOREST PRODUCTS & PAPER-- 1.7%
Mead Corp. ..........................................           35    $     888
                                                                      ---------

ELECTRICAL EQUIPMENT-- 1.4%
Emerson Electric ....................................           12    $     750
                                                                      ---------

CHEMICALS-- 1.3%
Du Pont (E.I.) De Nemours ...........................           17    $     692
                                                                      ---------

TRANSPORTATION-- 0.7%
US Freightways ......................................           13    $     404
                                                                      ---------

COMMUNICATIONS-- 0.1%
Nortel Networks .....................................            4    $      58
                                                                      ---------
TOTAL INVESTMENTS AT VALUE-- 96.5%
   (Amortized Cost $50,688) .........................                 $  51,295

OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.5% ........                     1,852
                                                                      ---------

NET ASSETS-- 100% ...................................                 $  53,147
                                                                      =========

*    Non-income producing security.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

UTILITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2001
================================================================================
                                                                        MARKET
                                                           SHARES        VALUE
PREFERRED STOCKS-- 2.9%                                    (000's)      (000's)
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-- 2.9%
Appalachian Power, 8.25% ............................            5    $     126
Carolina Power & Light Company, 8.55% ...............            2           50
Columbus Southern Power, 8.38% ......................            7          160
IES Utilities, Inc., 7.875% .........................            5          125
New Century Energies, 7.85% .........................            3           75
Ohio Power Company, 8.16% ...........................            5          121
PSO Capital I, Series A, 8% .........................            2           49
SWEPCO Capital, 7.875% ..............................            3           75
Virginia Power Capital, 8.05% .......................            4          101
                                                                      ---------
                                                                      $     882
                                                                      ---------

TOTAL PREFERRED STOCKS (Amortized Cost $827) ........                 $     882
                                                                      ---------

--------------------------------------------------------------------------------
                                                                        MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 94.7%                                      (000's)      (000's)
--------------------------------------------------------------------------------
ELECTRIC COMPANIES-- 49.4%
CMS Energy Corp. ....................................           52    $   1,540
Constellation Energy Group ..........................           50        2,205
Dominion Resources, Inc. ............................           25        1,612
DTE Energy Co. ......................................           36        1,433
Duke Energy Corp. ...................................           50        2,137
FPL Group, Inc. .....................................           20        1,226
Kansas City Power & Light Co. .......................           67        1,648
NiSource, Inc. ......................................           52        1,618
Pinnacle West Capital Corp. .........................           35        1,605
Southern Co. ........................................            8          281
                                                                      ---------
                                                                      $  15,305
                                                                      ---------
NATURAL GAS-- 17.6%
El Paso Corp. .......................................           35    $   2,259
Enron Corp. .........................................           23        1,336
Williams Cos., Inc. .................................           44        1,885
                                                                      ---------
                                                                      $   5,480
                                                                      ---------
TELEPHONE-- 10.1%
Broadwing, Inc.* ....................................           35    $     670
Qwest Communications International, Inc.* ...........           40        1,402
SBC Communications, Inc. ............................           24        1,071
                                                                      ---------
                                                                      $   3,143
                                                                      ---------

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================
                                                                         MARKET
                                                           SHARES        VALUE
COMMON STOCKS-- 94.7% (CONTINUED)                          (000's)      (000's)
--------------------------------------------------------------------------------
POWER PRODUCERS-- 11.1%
AES Corp.* ..........................................           43    $   2,148
Calpine Corp.* ......................................           15          826
Orion Power Holdings, Inc.* .........................           15          460
                                                                      ---------
                                                                      $   3,434
                                                                      ---------
COMMUNICATION-- 5.5%
Alliance Atlantis Communications, Inc.* .............           25    $     275
Centennial Cellular Communications ..................           45          478
McLeodusa, Inc. - Class A ...........................           85          736
Pinnacle Holdings, Inc.* ............................            3           22
WorldPages.com, Inc.* ...............................           85          157
                                                                      ---------
                                                                      $   1,668
                                                                      ---------
MEDICAL TECHNOLOGY-- 1.0%
Digene Corp.* .......................................           20    $     305
                                                                      ---------

TOTAL COMMON STOCKS (Cost $24,692) ..................                 $  29,335
                                                                      ---------

--------------------------------------------------------------------------------
                                                                        MARKET
                                                           SHARES        VALUE
COMMERCIAL PAPER-- 2.8%                                    (000's)      (000's)
--------------------------------------------------------------------------------
American Electric Power, 04/02/01
   (Amortized Cost $880) ............................          880    $     880
                                                                      ---------
TOTAL INVESTMENTS AT VALUE-- 100.4%
   (Amortized Cost $26,399) .........................                 $  31,097

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.4%) ......                      (131)
                                                                      ---------

NET ASSETS-- 100.0% .................................                 $  30,966
                                                                      =========

*    Non-income producing security.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

RESULTS OF SPECIAL MEETING OF
SHAREHOLDERS (UNAUDITED)
APRIL 12, 2001
================================================================================

On April 12, 2001, a Special Meeting of Shareholders of Touchstone Emerging Growth Fund was held (1) to approve or disapprove a new sub-advisory agreement between Touchstone Advisors, Inc. and TCW Investment Management Company, (2) to approve or disapprove the change in the fundamental investment restriction of the Fund with respect to borrowing money, (3) to approve or disapprove the change in the fundamental investment restriction of the Fund with respect to underwriting securities, (4) to approve or disapprove the change in the fundamental investment restriction of the Fund with respect to loans, (5) to approve or disapprove the change in the fundamental investment restriction of the Fund with respect to real estate, (6) to approve or disapprove the elimination in the fundamental investment restriction of the Fund with respect to oil, gas or mineral leases, (7) to approve or disapprove the change in the fundamental investment restriction of the Fund with respect to commodities, (8) to approve or disapprove the change in the fundamental investment restriction of the Fund with respect to the concentration of investments, (9) to approve or disapprove the change in the fundamental investment restriction of the Fund with respect to issuing senior securities and (10) to approve or disapprove the elimination in the fundamental investment restriction of the Fund with respect to the amounts invested in one issuer. The total number of shares of the Fund present by proxy represented 60.6% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

--------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
                                           -----------------------------------
                                             FOR         AGAINST       ABSTAIN
--------------------------------------------------------------------------------
Proposal (1) .........................     856,056         2,798        16,094
Proposal (2) .........................     705,378         6,670        17,332
Proposal (3) .........................     705,937         7,342        16,101
Proposal (4) .........................     705,008         7,567        16,805
Proposal (5) .........................     705,617         7,300        16,463
Proposal (6) .........................     697,891        14,442        17,046
Proposal (7) .........................     697,566         7,541        24,272
Proposal (8) .........................     705,898         7,353        16,128
Proposal (9) .........................     705,676         6,775        16,929
Proposal (10) ........................     704,704         8,070        16,606
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
================================================================================

The Board of Trustees and Shareholders of the Touchstone Strategic Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Touchstone Strategic Trust (comprised of the International Equity Fund, Emerging Growth Fund, Aggressive Growth Fund, Growth/Value Fund, Equity Fund, Enhanced 30, Value Plus Fund and Utility Fund) (the "Funds") as of March 31, 2001, the related statements of operations and statements of changes in net assets for each of the periods presented herein and the financial highlights for each of the two years ended March 31, 2001 for the Aggressive Growth Fund, Growth/Value Fund, Equity Fund, and Utility Fund, and for the three months ended March 31, 2001, and each of the two years ended December 31, 2000 for the International Equity Fund, Emerging Growth Fund, and Value Plus Fund, and for the period ended March 31, 2001 for the Enhanced 30 Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the Aggressive Growth Fund, Growth/Value Fund, Equity Fund, and Utility Fund for each of the respective years or periods ended March 31, 1999 were audited by other auditors whose report dated April 30, 1999 expressed an unqualified opinion. The financial highlights presented herein for the International Equity Fund, Emerging Growth Fund, and Value Plus Fund for each of the respective years or periods ended December 31, 1998 were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Strategic Trust at March 31, 2001, the results of their operations and the changes in their net assets for the periods presented herein and their financial highlights for periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
May 17, 2001

                                    APPENDIX
                        BOND AND COMMERCIAL PAPER RATINGS

     Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

                              MOODY'S BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               S&P'S BOND RATINGS

AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1. The rating C1 is reserved for income bonds on which no interest is being paid.

D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                     FITCH IBCA, DUFF & PHELPS BOND RATINGS:

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

     BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

     BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

     B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

     CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

     DDD, DD and D - "Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

                        THOMSON BANKWATCH'S BOND RATINGS

     AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

     AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

     A - "Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

     BBB - "The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

     BB - "While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations."

     B - "Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis."

     CCC - "Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances."

     CC - "CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization."

     D - "Default."

UNRATED. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

                         S&P'S COMMERCIAL PAPER RATINGS

     A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within it's A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

                        MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                         MOODY'S CORPORATE NOTE RATINGS

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

                          S&P'S CORPORATE NOTE RATINGS

SP-1 "Debt rated SP-1 has very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

PART C.   OTHER INFORMATION
------    -----------------

Item 23.  Exhibits
-------   --------

     (a)  ARTICLES OF INCORPORATION
          Restated   Agreement  and  Declaration  of  Trust and Amendment No. 1
          dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is incorporated by reference.

          Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

          Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust dated April 6, 2000, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are filed herewith.

     (b)  BYLAWS
          Bylaws with Amendments adopted July 17, 1984 and April 5, 1989, which were filed as Exhibits to Registrant's Post-Effective Amendment No.36, are hereby incorporated by reference.

     (c)  INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS
          Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          LIQUIDATION. In event of the liquidation or dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

          VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

          REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

          Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

          TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

          Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in
          Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

     (d)  INVESTMENT ADVISORY CONTRACTS

          (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          (ii) Subadvisory Agreement between Touchstone Advisors, Inc. and Mastrapasqua & Associates, Inc. for the Growth/Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

        (iii) Subadvisory Agreement between Touchstone Advisors, Inc. and Mastrapasqua & Associates, Inc. for the Aggressive Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (iv) Subadvisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company for the Emerging Growth Fund is filed herewith.

          (v) Subadvisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management, Inc. for the Emerging Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (vi) Subadvisory Agreement between Touchstone Advisors, Inc. and Credit Suisse Asset Management, Inc. for the International Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

        (vii) Subadvisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Value Plus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

       (viii) Subadvisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (ix) Subadvisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Utility Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          (x) Subadvisory Agreement between Touchstone Advisors, Inc. and Todd Investment Advisors, Inc. for the Enhanced 30 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (xi) Form of Interim Subadvisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company is filed herewith.

  (e)     UNDERWRITING CONTRACTS
          (i) Distribution Agreement with Touchstone Securities, Inc. is filed herewith.

          (ii) Form of Dealer's Agreement is filed herewith.

         (iii) Form of Administration Agreement is filed herewith.

     (f)  BONUS OR PROFIT SHARING CONTRACTS

          Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43 is incorporated by reference.

     (g)  CUSTODIAN AGREEMENTS

          (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Utility Fund, the Equity Fund and the Enhanced 30 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is incorporated by reference.

         (ii) Amendment to Custody Agreement with The Fifth Third Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (iii) Custody Agreement with Firstar Bank (formerly Star Bank), the Custodian for the Growth/Value Fund and the Aggressive Growth
               Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is incorporated by reference.

        (iv) Custody Agreement with Investors Bank and Trust Company, the Custodian for the Emerging Growth Fund, the Value Plus Fund and the International Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is incorporated by reference.

     (h)  OTHER MATERIAL CONTRACTS

          (i) Accounting and Pricing Services Agreement with Countrywide Fund Services, Inc. (thereafter renamed Integrated Fund Services, Inc.) for the Equity Fund, the Utility Fund, the Growth/Value Fund, the Aggressive Growth Fund and the Enhanced 30 Fund is filed herewith.

         (ii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc. (thereafter renamed Integrated Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (iii) Administration Agreement with Investors Bank and Trust Company for the Emerging Growth Fund, the Value Plus Fund and the International Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is incorporated by reference.

         (iv) Allocation Agreement for Allocation of Fidelty Bond Proceeds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

         (v) Expense Limitation Agreement with Touchstone Advisors, Inc., is filed herewith.

         (vi) Sponsor Agreement with Touchstone Advisors, Inc. is filed herewith.

        (vii)  Amendment No. 1 to Sponsor Agreement is filed herewith.

       (viii) Amended and Restated Delegation Agreement with Investors Bank and Trust Company, on behalf of the International Equity Fund, the Emerging Growth Fund and the Value Plus Fund is filed herewith.


     (i)  LEGAL OPINION

          Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (j)  OTHER OPINIONS

          (i)  Consent of Ernst & Young LLP is filed herewith.

     (k)  OMITTED FINANCIAL STATEMENTS
          None.

     (l)  INITIAL CAPITAL AGREEMENTS
          Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (m)  RULE 12B-1 PLAN

          (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 are incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares is filed herewith.

     (n)  RULE 18f-3 PLAN
          Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

     (o)  CODE OF ETHICS

          (i)  Registrant's Code of Ethics, which was filed as an Exhibit to
' Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

        (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.


         (v) Code of Ethics for Westfield Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

        (vi) Code of Ethics for Credit Suisse Asset Management LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

        (vii) Code of Ethics for Todd Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

        (viii) Code of Ethics for Mastrapasqua & Associates, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

         (ix) Code of Ethics for The TCW Group, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43 is incorporated by reference.


Item 24.  Persons Controlled by or Under Common Control with the Registrant
--------  -----------------------------------------------------------------
          None

Item 25.  INDEMNIFICATION
-------   ---------------
               (a)  Article  VI  of  the  Registrant's  Restated  Agreement  and
                    Declaration  of  Trust  provides  for   indemnification   of
                    officers and Trustees as follows:

               Section 6.4  Indemnification of Trustees, Officers, etc.
               -----------  -------------------------------------------
               The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

               Section 6.5   Advances of Expenses.
               -----------  --------------------
               The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Section 6.6  Indemnification Not Exclusive, etc.
               -----------  -----------------------------------
               The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

               (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. ("Touchstone"), Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. Coverage under the policy includes losses by reason of any act error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                    The Advisory Agreement and the Subadvisory Agreements provide that Touchstone (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS
--------  ---------------------------------------------------------

          A. TOUCHSTONE ADVISORS, INC. ("Touchstone") is a registered investment adviser which provides investment advisory services to the Funds. Touchstone also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone  Tax-Free  Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of Touchstone. Unless otherwise noted, the address of the corporations listed below is 221 East Fourth Street, Cincinnati, Ohio 45202.


               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer, and a Director of
                         IFS Fund Distributors, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a) Director, Vice President & Comptroller of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4)  Donald J. Wuebbling, Secretary and Director of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)   Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (7)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c)   Treasurer of Touchstone Variable Series Trust

               (8)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Value Plus Fund, the Equity Fund and the Utility Fund. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust, Touchstone Tax-Free Trust and certain series of Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington

                    See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

                    (b)  Trustee of Touchstone Variable Series Trust

               (3)   Donald J. Wuebbling, Secretary of Ft. Washington

                    See biography above

               (4)  James J. Vance, Treasurer of Ft. Washington

                    See biography above

               (5) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (6) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (7)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               (8) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (9)  John J. Goetz, Vice President of Ft. Washington

               (10) Timothy J. Policinski, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (a) Vice President of Lincoln Investment Managmement until
                        June 2001.

               (11) Robert H. Leshner, Managing Director of Ft. Washington

               (12) James A. Markley, Managing Director of Ft. Washington

               (13) Roger M. Lanham - Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (14) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (15) John J. O'Connor, Vice President of Ft. Washington

          C. MASTRAPASQUA & ASSOCIATES, INC. ("MASTRAPASQUA") is a registered investment adviser providing investment advisory services to institutions and individuals as well as the Growth/Value Fund and the Aggressive Growth Fund. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee. The following are the officers of Mastrapasqua:

               (1) Frank Mastrapasqua - Chairman, Chief Executive Officer and Portfolio Manager

               (2)  Thomas A. Trantum - President and Portfolio Manager


          D.   TCW INVESTMENT MANAGEMENT COMPANY ("TCW")  is a  registered
               investment  adviser  providing   sub-advisory   services  to  the
               Emerging Growth Fund. The address of TCW 865 South Figueroa Street, Los Angeles California 90017. The following are the executive officers and directors of TCW:

               (1) Alvin R. Albe - Director, President and CEO

               (2) Thomas E. Larkin - Director and Vice Chairman

               (3) Marc I. Stern - Director and Chairman

               (4) William C. Sonneborn - Executive Vice President

               (5) Michael E. Cahill - General Counsel & Secretary

               (6) David S. Devito - Chief Financial Officer

               (7) Hilary G. Lord - Chief Compliance Officer


          E. WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("WESTFIELD") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111. The following are executive officers and directors of Westfield:

               (1)  Charles M. Hazard - Director

               (2) Arthur J. Bauernfeind - Director, President and Chief Investment Officer

               (3) Stephen C. Demirjian - Director, Senior Vice President and Portfolio Manager

               (4) William A. Muggia - Director, Senior Vice President and Portfolio Manager

               (5)  Timothy L. Vaill - Director, Chairman of the Board

               (6) Karen A. Digravio - Director, Chief Financial Officer and Vice President

          F.   CREDIT  SUISSE  ASSET MANAGEMENT, LLC   (CREDIT   SUISSE)  is  a
               registered adviser providing sub-advisory services to the International Equity Fund. The address of Credit Suisse is One Citicorp Center, 153 East 53rd Street, New York, NY 10022. The following are the Managing Directors of Credit Suisse:

               (1)  Robert D. Birnbaum

               (2)  Susan Black

               (3)  Steven Bleiberg

               (4)  Elizabeth Dater

               (5)  Alain DeCoster

               (6)  Gregg Diliberto

               (7)  Nicholas Edwards

               (8)  Harold Ehrlich

               (9)  Kyle Frey

               (10) Jeffrey Geller

               (11) Michael E. Guarasci

               (12) John Hurford

               (13) Robert Janis

               (14) Scott Lewis

               (15) Richard Lindquist

               (16) Brady Lipp

               (17) Stephen Lurito

               (18) Lynn Martin

               (19) Maryanne Mullarkey

               (20) Terry Newman

               (21) John O'Brien

               (22) Sharon Parente

               (23) Eugene Podsiadlo

               (24) Brian Posner

               (25) William Priest

               (26) Roger Reinlieb

               (27) Eric Remole

               (28) Donald Schulteis

               (29) Sheila Scott

               (30) Harold Sharon

               (31) Eugene Siembieda

               (32) Mark Silverstein

               (33) Laurence Smith

               (34) Barbara Tarmy

               (35) Timothy Taussig

               (36) Donna Vandenbulcke

               (37) Richard Watt

          G. TODD INVESTMENT ADVISORS, INC. ("TODD") is a registered adviser providing sub-advisory services to the Enhanced 30 Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202. The following are the officers and directors of Todd:

               (1)  Bosworth M. Todd - Chairman and Director

               (2)  Robert P. Bordogna - President and Director

               (3)  William F. Ledwin - Director

               (4)  Sam C. Ellington - Partner, Fixed Income

               (5)  Curtiss M. Scott, Jr. - Partner, Equity

               (6)  Gayle S. Dorsey - Partner, Equity

               (7)  Margaret C. Bell - Partner, Director of Marketing

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202. *The address is 420 East Fourth Street, Cincinnati, Ohio 45202. **The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Vice President      None
                                           & Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Donald J. Wuebbling**  Director            None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    John R. Lindholm**     Vice President      None

                    Don W. Cummings**      Vice President      None

            (c)     None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------
          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------   -----------------------------------------------------
          None.

Item 30.  UNDERTAKINGS
-------   ------------
               (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                    (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

                    (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of August, 2001.

                                        TOUCHSTONE STRATEGIC TRUST

                                           /s/ Jill T. McGruder
                                        By:---------------------------
                                        Jill T. McGruder
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 1st day of August, 2001.

/s/ Jill T. McGruder
-----------------------                President
JILL T. MCGRUDER                       and Trustee


/s/ Scott A. Englehart
-----------------------                Treasurer
SCOTT A.ENGLEHART


* WILLIAM O. COLEMAN                   Trustee
-----------------------

* PHILLIP R. COX                       Trustee
-----------------------

* H. JEROME LERNER                     Trustee
-----------------------

* ROBERT H. LESHNER                    Trustee
-----------------------

* OSCAR P. ROBERTSON                   Trustee
-----------------------

* NELSON SCHWAB, JR.                   Trustee
-----------------------

* ROBERT E. STAUTBERG                  Trustee
-----------------------

* J. LELAND BREWSTER                   Trustee
-----------------------

By /s/ Tina D. Hosking
--------------------
   Tina D. Hosking
   *Attorney-in-Fact
   August 1, 2001

EXHIBIT INDEX

Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001

Subadvisory Agreement between Touchstone Advisors, Inc. and TCW
Investment Management Company for the Emerging Growth Fund

Form of Interim Subadvisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company for the Emerging Growth Fund

Distribution Agreement with Touchstone Securities, Inc.

Form of Dealer's Agreement

Form of Administration Agreement

Accounting and Pricing Services Agreement for the Equity Fund, the Utility Fund, the Growth/Value Fund, the Aggressive Growth Fund and the Enhanced 30 Fund

Expense Limitation Agreement

Sponsor Agreement

Amendment No. 1 to Sponsor Agreement

Amended and Restated Delegation Agreement with Investors Bank and Trust Company

Consent of Independent Accountants

Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares